UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES
Investment Company Act file number
811-00560
JOHN HANCOCK INVESTMENT TRUST
(Exact name of registrant as specified in charter)

200 BERKELEY STREET, BOSTON, MA 02116
(Address of principal executive offices) (Zip code)

SALVATORE SCHIAVONE
TREASURER
200 BERKELEY STREET
BOSTON, MA 02116
(Name and address of agent for service)
Registrant's telephone number, including area code:
(617) 543-9634
Date of fiscal year end:
October 31
Date of reporting period:
October 31, 2025
ITEM 1. REPORTS TO STOCKHOLDERS
The Registrant prepared the following annual reports to shareholders for the year ended October 31, 2025:
  John Hancock Fundamental Large Cap Core Fund
  John Hancock Infrastructure Fund
  John Hancock Small Cap Core Fund

John Hancock Fundamental Large Cap Core Fund
Class A/TAGRX
Annual SHAREHOLDER REPORT | October 31, 2025
This annual shareholder report contains important information about the John Hancock Fundamental Large Cap Core Fund (the fund) for the period of November 1, 2024 to October 31, 2025. You can find additional information about the fund at jhinvestments.com/documents. You can also request this information by contacting us at 800-225-5291.
What were the fund costs during the last year ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Fundamental Large Cap Core Fund (Class A/TAGRX)	$107	1.00%
Management’s Discussion of Fund Performance
SUMMARY OF RESULTS
Fundamental Large Cap Core Fund (Class A/TAGRX) returned 14.01% (excluding sales charges) for the year ended October 31, 2025. Stocks were powered by falling U.S. interest rates, better-than-expected corporate earnings results, and continued momentum in the artificial intelligence boom.
TOP PERFORMANCE CONTRIBUTORS
Information technology | The fund’s holdings in the technology sector notably boosted its absolute return. Exposure to chip process company KLA Corp. led the way, posting third-quarter earnings that exceeded expectations.
Communication services | The fund’s communication services holdings produced notable gains as well, led by exposure to Alphabet, Inc., the parent company of Google.
Top individual contributors | Amazon.com, Inc. was another standout, posting the biggest gains among its consumer discretionary peers.

TOP PERFORMANCE DETRACTORS
Health care | The fund’s holdings in the health care sector notably detracted from its absolute return. Within the sector, the most notable individual detractor was insurer UnitedHealth Group, Inc. which came under pressure due to rising costs and ongoing investigations of its billing practices.
Weakness from specific holdings | Other holdings that curtailed the fund’s performance included homebuilder Lennar Corp., which faltered as the U.S. housing market stalled, and a new position in Adobe, Inc., which declined amid worries that generative AI technology will disrupt the company’s business.

The views expressed in this report are those of the portfolio management team and are subject to change. They are not meant as investment advice.
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the fund (or for the life of the fund, if shorter). It assumes a $10,000 initial investment in the fund and in an appropriate, broad-based securities market index for the same period.
GROWTH OF $10,000
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Years	10 Years
Fundamental Large Cap Core Fund (Class A/TAGRX)	8.31%	13.78%	11.40%
Fundamental Large Cap Core Fund (Class A/TAGRX)—excluding sales charge	14.01%	14.96%	11.97%
S&P 500 Index	21.45%	17.64%	14.64%
Performance figures assume all distributions have been reinvested and reflect the beneficial effect of any expense reductions. Figures reflect maximum sales charge on Class A shares of 5.00%. Past performance does not guarantee future results. The return and principal value of an investment will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Due to market volatility and other factors, the fund’s current performance may be higher or lower than the performance shown and can be found at jhinvestments.com/investments or by calling 800-225-5291. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. It is not possible to invest directly in an index.
Fund Statistics
Fund net assets	$6,313,397,257
Total number of portfolio holdings	50
Total advisory fees paid (net)	$35,426,674
Portfolio turnover rate	49%
Graphical Representation of Holdings
The tables below show the investment makeup of the fund, representing a percentage of the total investments of the fund.
Top Ten Holdings
Alphabet, Inc., Class A	8.1%
Amazon.com, Inc.	8.1%
Microsoft Corp.	7.0%
Apple, Inc.	4.7%
Cheniere Energy, Inc.	4.0%
Taiwan Semiconductor Manufacturing Company, Ltd., ADR	3.8%
KLA Corp.	3.2%
Hologic, Inc.	3.0%
KKR & Company, Inc.	2.8%
United Rentals, Inc.	2.7%

Sector Composition
Information technology	33.6%
Consumer discretionary	16.1%
Health care	15.5%
Communication services	13.0%
Financials	9.4%
Industrials	6.0%
Energy	4.0%
Consumer staples	1.3%
Real estate	1.1%

Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.
The fund is subject to various risks as described in the fund's prospectus . For more information, please refer to the "Principal risks" section of the prospectus .
Availability of Additional Information
At jhinvestments.com/documents, you can find additional information about the fund, including the fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information
You can also request this information by contacting us at 800-225-5291.
This report is for the information of the shareholders in this fund. It is not authorized for distribution to prospective investors unless preceded or accompanied by the fund's prospectus.
John Hancock Investment Management Distributors LLC, Member FINRA, SIPC, 200 Berkeley Street, Boston, MA 02116, 800-225-5291, jhinvestments.com
Manulife, Manulife Investments, Stylized M Design, and Manulife Investments & Stylized M Design are trademarks of The Manufacturers Life Insurance Company and John Hancock and the Stylized John Hancock Design are trademarks of John Hancock Life Insurance Company (U.S.A.). Each are used by it and by its affiliates under license.
NOT FDIC INSURED. MAY LOSE VALUE. NO BANK GUARANTEE. NOT INSURED BY ANY GOVERNMENT AGENCY.
MF4947092
50A-A
10/25
12/25
John Hancock Fundamental Large Cap Core Fund

John Hancock Fundamental Large Cap Core Fund
Class C/JHLVX
Annual SHAREHOLDER REPORT | October 31, 2025
This annual shareholder report contains important information about the John Hancock Fundamental Large Cap Core Fund (the fund) for the period of November 1, 2024 to October 31, 2025. You can find additional information about the fund at jhinvestments.com/documents. You can also request this information by contacting us at 800-225-5291.
What were the fund costs during the last year ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Fundamental Large Cap Core Fund (Class C/JHLVX)	$188	1.76%
Management’s Discussion of Fund Performance
SUMMARY OF RESULTS
Fundamental Large Cap Core Fund (Class C/JHLVX) returned 13.16% (excluding sales charges) for the year ended October 31, 2025. Stocks were powered by falling U.S. interest rates, better-than-expected corporate earnings results, and continued momentum in the artificial intelligence boom.
TOP PERFORMANCE CONTRIBUTORS
Information technology | The fund’s holdings in the technology sector notably boosted its absolute return. Exposure to chip process company KLA Corp. led the way, posting third-quarter earnings that exceeded expectations.
Communication services | The fund’s communication services holdings produced notable gains as well, led by exposure to Alphabet, Inc., the parent company of Google.
Top individual contributors | Amazon.com, Inc. was another standout, posting the biggest gains among its consumer discretionary peers.

TOP PERFORMANCE DETRACTORS
Health care | The fund’s holdings in the health care sector notably detracted from its absolute return. Within the sector, the most notable individual detractor was insurer UnitedHealth Group, Inc. which came under pressure due to rising costs and ongoing investigations of its billing practices.
Weakness from specific holdings | Other holdings that curtailed the fund’s performance included homebuilder Lennar Corp., which faltered as the U.S. housing market stalled, and a new position in Adobe, Inc., which declined amid worries that generative AI technology will disrupt the company’s business.

The views expressed in this report are those of the portfolio management team and are subject to change. They are not meant as investment advice.
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the fund (or for the life of the fund, if shorter). It assumes a $10,000 initial investment in the fund and in an appropriate, broad-based securities market index for the same period.
GROWTH OF $10,000
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Years	10 Years
Fundamental Large Cap Core Fund (Class C/JHLVX)	12.18%	14.10%	11.14%
Fundamental Large Cap Core Fund (Class C/JHLVX)—excluding sales charge	13.16%	14.10%	11.14%
S&P 500 Index	21.45%	17.64%	14.64%
Performance figures assume all distributions have been reinvested and reflect the beneficial effect of any expense reductions. Class C shares sold within one year of purchase are subject to a 1.00% contingent deferred sales charge. Past performance does not guarantee future results. The return and principal value of an investment will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Due to market volatility and other factors, the fund’s current performance may be higher or lower than the performance shown and can be found at jhinvestments.com/investments or by calling 800-225-5291. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. It is not possible to invest directly in an index.
Fund Statistics
Fund net assets	$6,313,397,257
Total number of portfolio holdings	50
Total advisory fees paid (net)	$35,426,674
Portfolio turnover rate	49%
Graphical Representation of Holdings
The tables below show the investment makeup of the fund, representing a percentage of the total investments of the fund.
Top Ten Holdings
Alphabet, Inc., Class A	8.1%
Amazon.com, Inc.	8.1%
Microsoft Corp.	7.0%
Apple, Inc.	4.7%
Cheniere Energy, Inc.	4.0%
Taiwan Semiconductor Manufacturing Company, Ltd., ADR	3.8%
KLA Corp.	3.2%
Hologic, Inc.	3.0%
KKR & Company, Inc.	2.8%
United Rentals, Inc.	2.7%

Sector Composition
Information technology	33.6%
Consumer discretionary	16.1%
Health care	15.5%
Communication services	13.0%
Financials	9.4%
Industrials	6.0%
Energy	4.0%
Consumer staples	1.3%
Real estate	1.1%

Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.
The fund is subject to various risks as described in the fund's prospectus . For more information, please refer to the "Principal risks" section of the prospectus .
Availability of Additional Information
At jhinvestments.com/documents, you can find additional information about the fund, including the fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information
You can also request this information by contacting us at 800-225-5291.
This report is for the information of the shareholders in this fund. It is not authorized for distribution to prospective investors unless preceded or accompanied by the fund's prospectus.
John Hancock Investment Management Distributors LLC, Member FINRA, SIPC, 200 Berkeley Street, Boston, MA 02116, 800-225-5291, jhinvestments.com
Manulife, Manulife Investments, Stylized M Design, and Manulife Investments & Stylized M Design are trademarks of The Manufacturers Life Insurance Company and John Hancock and the Stylized John Hancock Design are trademarks of John Hancock Life Insurance Company (U.S.A.). Each are used by it and by its affiliates under license.
NOT FDIC INSURED. MAY LOSE VALUE. NO BANK GUARANTEE. NOT INSURED BY ANY GOVERNMENT AGENCY.

MF4947092

50A-C

10/25

12/25

John Hancock Fundamental Large Cap Core Fund

John Hancock Fundamental Large Cap Core Fund
Class I/JLVIX
Annual SHAREHOLDER REPORT | October 31, 2025
This annual shareholder report contains important information about the John Hancock Fundamental Large Cap Core Fund (the fund) for the period of November 1, 2024 to October 31, 2025. You can find additional information about the fund at jhinvestments.com/documents. You can also request this information by contacting us at 800-225-5291.
What were the fund costs during the last year ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Fundamental Large Cap Core Fund (Class I/JLVIX)	$81	0.76%
Management’s Discussion of Fund Performance
SUMMARY OF RESULTS
Fundamental Large Cap Core Fund (Class I/JLVIX) returned 14.29% for the year ended October 31, 2025. Stocks were powered by falling U.S. interest rates, better-than-expected corporate earnings results, and continued momentum in the artificial intelligence boom.
TOP PERFORMANCE CONTRIBUTORS
Information technology | The fund’s holdings in the technology sector notably boosted its absolute return. Exposure to chip process company KLA Corp. led the way, posting third-quarter earnings that exceeded expectations.
Communication services | The fund’s communication services holdings produced notable gains as well, led by exposure to Alphabet, Inc., the parent company of Google.
Top individual contributors | Amazon.com, Inc. was another standout, posting the biggest gains among its consumer discretionary peers.

TOP PERFORMANCE DETRACTORS
Health care | The fund’s holdings in the health care sector notably detracted from its absolute return. Within the sector, the most notable individual detractor was insurer UnitedHealth Group, Inc. which came under pressure due to rising costs and ongoing investigations of its billing practices.
Weakness from specific holdings | Other holdings that curtailed the fund’s performance included homebuilder Lennar Corp., which faltered as the U.S. housing market stalled, and a new position in Adobe, Inc., which declined amid worries that generative AI technology will disrupt the company’s business.

The views expressed in this report are those of the portfolio management team and are subject to change. They are not meant as investment advice.
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the fund (or for the life of the fund, if shorter). It assumes a $250,000 initial investment in the fund and in an appropriate, broad-based securities market index for the same period.
GROWTH OF $250,000
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Years	10 Years
Fundamental Large Cap Core Fund (Class I/JLVIX)	14.29%	15.24%	12.25%
S&P 500 Index	21.45%	17.64%	14.64%
Performance figures assume all distributions have been reinvested and reflect the beneficial effect of any expense reductions. Past performance does not guarantee future results. The return and principal value of an investment will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Due to market volatility and other factors, the fund’s current performance may be higher or lower than the performance shown and can be found at jhinvestments.com/investments or by calling 800-225-5291. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. It is not possible to invest directly in an index.
Fund Statistics
Fund net assets	$6,313,397,257
Total number of portfolio holdings	50
Total advisory fees paid (net)	$35,426,674
Portfolio turnover rate	49%
Graphical Representation of Holdings
The tables below show the investment makeup of the fund, representing a percentage of the total investments of the fund.
Top Ten Holdings
Alphabet, Inc., Class A	8.1%
Amazon.com, Inc.	8.1%
Microsoft Corp.	7.0%
Apple, Inc.	4.7%
Cheniere Energy, Inc.	4.0%
Taiwan Semiconductor Manufacturing Company, Ltd., ADR	3.8%
KLA Corp.	3.2%
Hologic, Inc.	3.0%
KKR & Company, Inc.	2.8%
United Rentals, Inc.	2.7%

Sector Composition
Information technology	33.6%
Consumer discretionary	16.1%
Health care	15.5%
Communication services	13.0%
Financials	9.4%
Industrials	6.0%
Energy	4.0%
Consumer staples	1.3%
Real estate	1.1%

Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.
The fund is subject to various risks as described in the fund's prospectus . For more information, please refer to the "Principal risks" section of the prospectus .
Availability of Additional Information
At jhinvestments.com/documents, you can find additional information about the fund, including the fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information
You can also request this information by contacting us at 800-225-5291.
This report is for the information of the shareholders in this fund. It is not authorized for distribution to prospective investors unless preceded or accompanied by the fund's prospectus.
John Hancock Investment Management Distributors LLC, Member FINRA, SIPC, 200 Berkeley Street, Boston, MA 02116, 800-225-5291, jhinvestments.com
Manulife, Manulife Investments, Stylized M Design, and Manulife Investments & Stylized M Design are trademarks of The Manufacturers Life Insurance Company and John Hancock and the Stylized John Hancock Design are trademarks of John Hancock Life Insurance Company (U.S.A.). Each are used by it and by its affiliates under license.
NOT FDIC INSURED. MAY LOSE VALUE. NO BANK GUARANTEE. NOT INSURED BY ANY GOVERNMENT AGENCY.

MF4947092

50A-I

10/25

12/25

John Hancock Fundamental Large Cap Core Fund

John Hancock Fundamental Large Cap Core Fund
Class NAV/JLCNX
Annual SHAREHOLDER REPORT | October 31, 2025
This annual shareholder report contains important information about the John Hancock Fundamental Large Cap Core Fund (the fund) for the period of November 1, 2024 to October 31, 2025. You can find additional information about the fund at jhinvestments.com/underlying-funds. You can also request this information by contacting us at 800-344-1029.
What were the fund costs during the last year ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Fundamental Large Cap Core Fund (Class NAV/JLCNX)	$70	0.65%
Management’s Discussion of Fund Performance
SUMMARY OF RESULTS
Fundamental Large Cap Core Fund (Class NAV/JLCNX) returned 14.41% for the year ended October 31, 2025. Stocks were powered by falling U.S. interest rates, better-than-expected corporate earnings results, and continued momentum in the artificial intelligence boom.
TOP PERFORMANCE CONTRIBUTORS
Information technology | The fund’s holdings in the technology sector notably boosted its absolute return. Exposure to chip process company KLA Corp. led the way, posting third-quarter earnings that exceeded expectations.
Communication services | The fund’s communication services holdings produced notable gains as well, led by exposure to Alphabet, Inc., the parent company of Google.
Top individual contributors | Amazon.com, Inc. was another standout, posting the biggest gains among its consumer discretionary peers.

TOP PERFORMANCE DETRACTORS
Health care | The fund’s holdings in the health care sector notably detracted from its absolute return. Within the sector, the most notable individual detractor was insurer UnitedHealth Group, Inc. which came under pressure due to rising costs and ongoing investigations of its billing practices.
Weakness from specific holdings | Other holdings that curtailed the fund’s performance included homebuilder Lennar Corp., which faltered as the U.S. housing market stalled, and a new position in Adobe, Inc., which declined amid worries that generative AI technology will disrupt the company’s business.

The views expressed in this report are those of the portfolio management team and are subject to change. They are not meant as investment advice.
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the fund (or for the life of the fund, if shorter). It assumes a $10,000 initial investment in the fund and in an appropriate, broad-based securities market index for the same period.
GROWTH OF $10,000
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Years	10 Years
Fundamental Large Cap Core Fund (Class NAV/JLCNX)	14.41%	15.37%	12.33%
S&P 500 Index	21.45%	17.64%	14.64%

Class NAV shares were first offered 2-8-17. Returns prior to this date are those of Class A shares that have not been adjusted for class-specific expenses; otherwise, returns would vary.
Performance figures assume all distributions have been reinvested and reflect the beneficial effect of any expense reductions. Past performance does not guarantee future results. The return and principal value of an investment will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Due to market volatility and other factors, the fund’s current performance may be higher or lower than the performance shown. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. It is not possible to invest directly in an index.
Fund Statistics
Fund net assets	$6,313,397,257
Total number of portfolio holdings	50
Total advisory fees paid (net)	$35,426,674
Portfolio turnover rate	49%
Graphical Representation of Holdings
The tables below show the investment makeup of the fund, representing a percentage of the total investments of the fund.
Top Ten Holdings
Alphabet, Inc., Class A	8.1%
Amazon.com, Inc.	8.1%
Microsoft Corp.	7.0%
Apple, Inc.	4.7%
Cheniere Energy, Inc.	4.0%
Taiwan Semiconductor Manufacturing Company, Ltd., ADR	3.8%
KLA Corp.	3.2%
Hologic, Inc.	3.0%
KKR & Company, Inc.	2.8%
United Rentals, Inc.	2.7%

Sector Composition
Information technology	33.6%
Consumer discretionary	16.1%
Health care	15.5%
Communication services	13.0%
Financials	9.4%
Industrials	6.0%
Energy	4.0%
Consumer staples	1.3%
Real estate	1.1%

Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.
The fund is subject to various risks as described in the fund's prospectus . For more information, please refer to the "Principal risks" section of the prospectus .
Availability of Additional Information
At jhinvestments.com/underlying-funds, you can find additional information about the fund, including the fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information
This report is for the information of the shareholders in this fund. It is not authorized for distribution to prospective investors unless preceded or accompanied by the fund's prospectus.
John Hancock Investment Management Distributors LLC, Member FINRA, SIPC, 200 Berkeley Street, Boston, MA 02116, 800-225-5291, jhinvestments.com
Manulife, Manulife Investments, Stylized M Design, and Manulife Investments & Stylized M Design are trademarks of The Manufacturers Life Insurance Company and John Hancock and the Stylized John Hancock Design are trademarks of John Hancock Life Insurance Company (U.S.A.). Each are used by it and by its affiliates under license.
NOT FDIC INSURED. MAY LOSE VALUE. NO BANK GUARANTEE. NOT INSURED BY ANY GOVERNMENT AGENCY.

MF4947092

50A-NAV

10/25

12/25

John Hancock Fundamental Large Cap Core Fund

John Hancock Fundamental Large Cap Core Fund
Class R2/JLCYX
Annual SHAREHOLDER REPORT | October 31, 2025
This annual shareholder report contains important information about the John Hancock Fundamental Large Cap Core Fund (the fund) for the period of November 1, 2024 to October 31, 2025. You can find additional information about the fund at jhinvestments.com/documents. You can also request this information by contacting us at 800-225-5291.
What were the fund costs during the last year ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Fundamental Large Cap Core Fund (Class R2/JLCYX)	$120	1.12%
Management’s Discussion of Fund Performance
SUMMARY OF RESULTS
Fundamental Large Cap Core Fund (Class R2/JLCYX) returned 13.88% for the year ended October 31, 2025. Stocks were powered by falling U.S. interest rates, better-than-expected corporate earnings results, and continued momentum in the artificial intelligence boom.
TOP PERFORMANCE CONTRIBUTORS
Information technology | The fund’s holdings in the technology sector notably boosted its absolute return. Exposure to chip process company KLA Corp. led the way, posting third-quarter earnings that exceeded expectations.
Communication services | The fund’s communication services holdings produced notable gains as well, led by exposure to Alphabet, Inc., the parent company of Google.
Top individual contributors | Amazon.com, Inc. was another standout, posting the biggest gains among its consumer discretionary peers.

TOP PERFORMANCE DETRACTORS
Health care | The fund’s holdings in the health care sector notably detracted from its absolute return. Within the sector, the most notable individual detractor was insurer UnitedHealth Group, Inc. which came under pressure due to rising costs and ongoing investigations of its billing practices.
Weakness from specific holdings | Other holdings that curtailed the fund’s performance included homebuilder Lennar Corp., which faltered as the U.S. housing market stalled, and a new position in Adobe, Inc., which declined amid worries that generative AI technology will disrupt the company’s business.

The views expressed in this report are those of the portfolio management team and are subject to change. They are not meant as investment advice.
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the fund (or for the life of the fund, if shorter). It assumes a $10,000 initial investment in the fund and in an appropriate, broad-based securities market index for the same period.
GROWTH OF $10,000
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Years	10 Years
Fundamental Large Cap Core Fund (Class R2/JLCYX)	13.88%	14.82%	11.83%
S&P 500 Index	21.45%	17.64%	14.64%
Performance figures assume all distributions have been reinvested and reflect the beneficial effect of any expense reductions. Past performance does not guarantee future results. The return and principal value of an investment will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Due to market volatility and other factors, the fund’s current performance may be higher or lower than the performance shown and can be found at jhinvestments.com/investments or by calling 800-225-5291. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. It is not possible to invest directly in an index.
Fund Statistics
Fund net assets	$6,313,397,257
Total number of portfolio holdings	50
Total advisory fees paid (net)	$35,426,674
Portfolio turnover rate	49%
Graphical Representation of Holdings
The tables below show the investment makeup of the fund, representing a percentage of the total investments of the fund.
Top Ten Holdings
Alphabet, Inc., Class A	8.1%
Amazon.com, Inc.	8.1%
Microsoft Corp.	7.0%
Apple, Inc.	4.7%
Cheniere Energy, Inc.	4.0%
Taiwan Semiconductor Manufacturing Company, Ltd., ADR	3.8%
KLA Corp.	3.2%
Hologic, Inc.	3.0%
KKR & Company, Inc.	2.8%
United Rentals, Inc.	2.7%

Sector Composition
Information technology	33.6%
Consumer discretionary	16.1%
Health care	15.5%
Communication services	13.0%
Financials	9.4%
Industrials	6.0%
Energy	4.0%
Consumer staples	1.3%
Real estate	1.1%

Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.
The fund is subject to various risks as described in the fund's prospectus . For more information, please refer to the "Principal risks" section of the prospectus .
Availability of Additional Information
At jhinvestments.com/documents, you can find additional information about the fund, including the fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information
You can also request this information by contacting us at 800-225-5291.
This report is for the information of the shareholders in this fund. It is not authorized for distribution to prospective investors unless preceded or accompanied by the fund's prospectus.
John Hancock Investment Management Distributors LLC, Member FINRA, SIPC, 200 Berkeley Street, Boston, MA 02116, 800-225-5291, jhinvestments.com
Manulife, Manulife Investments, Stylized M Design, and Manulife Investments & Stylized M Design are trademarks of The Manufacturers Life Insurance Company and John Hancock and the Stylized John Hancock Design are trademarks of John Hancock Life Insurance Company (U.S.A.). Each are used by it and by its affiliates under license.
NOT FDIC INSURED. MAY LOSE VALUE. NO BANK GUARANTEE. NOT INSURED BY ANY GOVERNMENT AGENCY.

MF4947092

50A-R2

10/25

12/25

John Hancock Fundamental Large Cap Core Fund

John Hancock Fundamental Large Cap Core Fund
Class R4/JLCFX
Annual SHAREHOLDER REPORT | October 31, 2025
This annual shareholder report contains important information about the John Hancock Fundamental Large Cap Core Fund (the fund) for the period of November 1, 2024 to October 31, 2025. You can find additional information about the fund at jhinvestments.com/documents. You can also request this information by contacting us at 800-225-5291.
What were the fund costs during the last year ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Fundamental Large Cap Core Fund (Class R4/JLCFX)	$96	0.90%
Management’s Discussion of Fund Performance
SUMMARY OF RESULTS
Fundamental Large Cap Core Fund (Class R4/JLCFX) returned 14.14% for the year ended October 31, 2025. Stocks were powered by falling U.S. interest rates, better-than-expected corporate earnings results, and continued momentum in the artificial intelligence boom.
TOP PERFORMANCE CONTRIBUTORS
Information technology | The fund’s holdings in the technology sector notably boosted its absolute return. Exposure to chip process company KLA Corp. led the way, posting third-quarter earnings that exceeded expectations.
Communication services | The fund’s communication services holdings produced notable gains as well, led by exposure to Alphabet, Inc., the parent company of Google.
Top individual contributors | Amazon.com, Inc. was another standout, posting the biggest gains among its consumer discretionary peers.

TOP PERFORMANCE DETRACTORS
Health care | The fund’s holdings in the health care sector notably detracted from its absolute return. Within the sector, the most notable individual detractor was insurer UnitedHealth Group, Inc. which came under pressure due to rising costs and ongoing investigations of its billing practices.
Weakness from specific holdings | Other holdings that curtailed the fund’s performance included homebuilder Lennar Corp., which faltered as the U.S. housing market stalled, and a new position in Adobe, Inc., which declined amid worries that generative AI technology will disrupt the company’s business.

The views expressed in this report are those of the portfolio management team and are subject to change. They are not meant as investment advice.
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the fund (or for the life of the fund, if shorter). It assumes a $10,000 initial investment in the fund and in an appropriate, broad-based securities market index for the same period.
GROWTH OF $10,000
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Years	10 Years
Fundamental Large Cap Core Fund (Class R4/JLCFX)	14.14%	15.08%	12.09%
S&P 500 Index	21.45%	17.64%	14.64%
Performance figures assume all distributions have been reinvested and reflect the beneficial effect of any expense reductions. Past performance does not guarantee future results. The return and principal value of an investment will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Due to market volatility and other factors, the fund’s current performance may be higher or lower than the performance shown and can be found at jhinvestments.com/investments or by calling 800-225-5291. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. It is not possible to invest directly in an index.
Fund Statistics
Fund net assets	$6,313,397,257
Total number of portfolio holdings	50
Total advisory fees paid (net)	$35,426,674
Portfolio turnover rate	49%
Graphical Representation of Holdings
The tables below show the investment makeup of the fund, representing a percentage of the total investments of the fund.
Top Ten Holdings
Alphabet, Inc., Class A	8.1%
Amazon.com, Inc.	8.1%
Microsoft Corp.	7.0%
Apple, Inc.	4.7%
Cheniere Energy, Inc.	4.0%
Taiwan Semiconductor Manufacturing Company, Ltd., ADR	3.8%
KLA Corp.	3.2%
Hologic, Inc.	3.0%
KKR & Company, Inc.	2.8%
United Rentals, Inc.	2.7%

Sector Composition
Information technology	33.6%
Consumer discretionary	16.1%
Health care	15.5%
Communication services	13.0%
Financials	9.4%
Industrials	6.0%
Energy	4.0%
Consumer staples	1.3%
Real estate	1.1%

Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.
The fund is subject to various risks as described in the fund's prospectus . For more information, please refer to the "Principal risks" section of the prospectus .
Availability of Additional Information
At jhinvestments.com/documents, you can find additional information about the fund, including the fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information
You can also request this information by contacting us at 800-225-5291.
This report is for the information of the shareholders in this fund. It is not authorized for distribution to prospective investors unless preceded or accompanied by the fund's prospectus.
John Hancock Investment Management Distributors LLC, Member FINRA, SIPC, 200 Berkeley Street, Boston, MA 02116, 800-225-5291, jhinvestments.com
Manulife, Manulife Investments, Stylized M Design, and Manulife Investments & Stylized M Design are trademarks of The Manufacturers Life Insurance Company and John Hancock and the Stylized John Hancock Design are trademarks of John Hancock Life Insurance Company (U.S.A.). Each are used by it and by its affiliates under license.
NOT FDIC INSURED. MAY LOSE VALUE. NO BANK GUARANTEE. NOT INSURED BY ANY GOVERNMENT AGENCY.

MF4947092

50A-R4

10/25

12/25

John Hancock Fundamental Large Cap Core Fund

John Hancock Fundamental Large Cap Core Fund
Class R5/JLCVX
Annual SHAREHOLDER REPORT | October 31, 2025
This annual shareholder report contains important information about the John Hancock Fundamental Large Cap Core Fund (the fund) for the period of November 1, 2024 to October 31, 2025. You can find additional information about the fund at jhinvestments.com/documents. You can also request this information by contacting us at 800-225-5291.
What were the fund costs during the last year ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Fundamental Large Cap Core Fund (Class R5/JLCVX)	$75	0.70%
Management’s Discussion of Fund Performance
SUMMARY OF RESULTS
Fundamental Large Cap Core Fund (Class R5/JLCVX) returned 14.37% for the year ended October 31, 2025. Stocks were powered by falling U.S. interest rates, better-than-expected corporate earnings results, and continued momentum in the artificial intelligence boom.
TOP PERFORMANCE CONTRIBUTORS
Information technology | The fund’s holdings in the technology sector notably boosted its absolute return. Exposure to chip process company KLA Corp. led the way, posting third-quarter earnings that exceeded expectations.
Communication services | The fund’s communication services holdings produced notable gains as well, led by exposure to Alphabet, Inc., the parent company of Google.
Top individual contributors | Amazon.com, Inc. was another standout, posting the biggest gains among its consumer discretionary peers.

TOP PERFORMANCE DETRACTORS
Health care | The fund’s holdings in the health care sector notably detracted from its absolute return. Within the sector, the most notable individual detractor was insurer UnitedHealth Group, Inc. which came under pressure due to rising costs and ongoing investigations of its billing practices.
Weakness from specific holdings | Other holdings that curtailed the fund’s performance included homebuilder Lennar Corp., which faltered as the U.S. housing market stalled, and a new position in Adobe, Inc., which declined amid worries that generative AI technology will disrupt the company’s business.

The views expressed in this report are those of the portfolio management team and are subject to change. They are not meant as investment advice.
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the fund (or for the life of the fund, if shorter). It assumes a $10,000 initial investment in the fund and in an appropriate, broad-based securities market index for the same period.
GROWTH OF $10,000
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Years	10 Years
Fundamental Large Cap Core Fund (Class R5/JLCVX)	14.37%	15.31%	12.32%
S&P 500 Index	21.45%	17.64%	14.64%
Performance figures assume all distributions have been reinvested and reflect the beneficial effect of any expense reductions. Past performance does not guarantee future results. The return and principal value of an investment will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Due to market volatility and other factors, the fund’s current performance may be higher or lower than the performance shown and can be found at jhinvestments.com/investments or by calling 800-225-5291. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. It is not possible to invest directly in an index.
Fund Statistics
Fund net assets	$6,313,397,257
Total number of portfolio holdings	50
Total advisory fees paid (net)	$35,426,674
Portfolio turnover rate	49%
Graphical Representation of Holdings
The tables below show the investment makeup of the fund, representing a percentage of the total investments of the fund.
Top Ten Holdings
Alphabet, Inc., Class A	8.1%
Amazon.com, Inc.	8.1%
Microsoft Corp.	7.0%
Apple, Inc.	4.7%
Cheniere Energy, Inc.	4.0%
Taiwan Semiconductor Manufacturing Company, Ltd., ADR	3.8%
KLA Corp.	3.2%
Hologic, Inc.	3.0%
KKR & Company, Inc.	2.8%
United Rentals, Inc.	2.7%

Sector Composition
Information technology	33.6%
Consumer discretionary	16.1%
Health care	15.5%
Communication services	13.0%
Financials	9.4%
Industrials	6.0%
Energy	4.0%
Consumer staples	1.3%
Real estate	1.1%

Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.
The fund is subject to various risks as described in the fund's prospectus . For more information, please refer to the "Principal risks" section of the prospectus .
Availability of Additional Information
At jhinvestments.com/documents, you can find additional information about the fund, including the fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information
You can also request this information by contacting us at 800-225-5291.
This report is for the information of the shareholders in this fund. It is not authorized for distribution to prospective investors unless preceded or accompanied by the fund's prospectus.
John Hancock Investment Management Distributors LLC, Member FINRA, SIPC, 200 Berkeley Street, Boston, MA 02116, 800-225-5291, jhinvestments.com
Manulife, Manulife Investments, Stylized M Design, and Manulife Investments & Stylized M Design are trademarks of The Manufacturers Life Insurance Company and John Hancock and the Stylized John Hancock Design are trademarks of John Hancock Life Insurance Company (U.S.A.). Each are used by it and by its affiliates under license.
NOT FDIC INSURED. MAY LOSE VALUE. NO BANK GUARANTEE. NOT INSURED BY ANY GOVERNMENT AGENCY.

MF4947092

50A-R5

10/25

12/25

John Hancock Fundamental Large Cap Core Fund

John Hancock Fundamental Large Cap Core Fund
Class R6/JLCWX
Annual SHAREHOLDER REPORT | October 31, 2025
This annual shareholder report contains important information about the John Hancock Fundamental Large Cap Core Fund (the fund) for the period of November 1, 2024 to October 31, 2025. You can find additional information about the fund at jhinvestments.com/documents. You can also request this information by contacting us at 800-225-5291.
What were the fund costs during the last year ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Fundamental Large Cap Core Fund (Class R6/JLCWX)	$71	0.66%
Management’s Discussion of Fund Performance
SUMMARY OF RESULTS
Fundamental Large Cap Core Fund (Class R6/JLCWX) returned 14.41% for the year ended October 31, 2025. Stocks were powered by falling U.S. interest rates, better-than-expected corporate earnings results, and continued momentum in the artificial intelligence boom.
TOP PERFORMANCE CONTRIBUTORS
Information technology | The fund’s holdings in the technology sector notably boosted its absolute return. Exposure to chip process company KLA Corp. led the way, posting third-quarter earnings that exceeded expectations.
Communication services | The fund’s communication services holdings produced notable gains as well, led by exposure to Alphabet, Inc., the parent company of Google.
Top individual contributors | Amazon.com, Inc. was another standout, posting the biggest gains among its consumer discretionary peers.

TOP PERFORMANCE DETRACTORS
Health care | The fund’s holdings in the health care sector notably detracted from its absolute return. Within the sector, the most notable individual detractor was insurer UnitedHealth Group, Inc. which came under pressure due to rising costs and ongoing investigations of its billing practices.
Weakness from specific holdings | Other holdings that curtailed the fund’s performance included homebuilder Lennar Corp., which faltered as the U.S. housing market stalled, and a new position in Adobe, Inc., which declined amid worries that generative AI technology will disrupt the company’s business.

The views expressed in this report are those of the portfolio management team and are subject to change. They are not meant as investment advice.
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the fund (or for the life of the fund, if shorter). It assumes a $1,000,000 initial investment in the fund and in an appropriate, broad-based securities market index for the same period.
GROWTH OF $1,000,000
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Years	10 Years
Fundamental Large Cap Core Fund (Class R6/JLCWX)	14.41%	15.37%	12.38%
S&P 500 Index	21.45%	17.64%	14.64%
Performance figures assume all distributions have been reinvested and reflect the beneficial effect of any expense reductions. Past performance does not guarantee future results. The return and principal value of an investment will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Due to market volatility and other factors, the fund’s current performance may be higher or lower than the performance shown and can be found at jhinvestments.com/investments or by calling 800-225-5291. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. It is not possible to invest directly in an index.
Fund Statistics
Fund net assets	$6,313,397,257
Total number of portfolio holdings	50
Total advisory fees paid (net)	$35,426,674
Portfolio turnover rate	49%
Graphical Representation of Holdings
The tables below show the investment makeup of the fund, representing a percentage of the total investments of the fund.
Top Ten Holdings
Alphabet, Inc., Class A	8.1%
Amazon.com, Inc.	8.1%
Microsoft Corp.	7.0%
Apple, Inc.	4.7%
Cheniere Energy, Inc.	4.0%
Taiwan Semiconductor Manufacturing Company, Ltd., ADR	3.8%
KLA Corp.	3.2%
Hologic, Inc.	3.0%
KKR & Company, Inc.	2.8%
United Rentals, Inc.	2.7%

Sector Composition
Information technology	33.6%
Consumer discretionary	16.1%
Health care	15.5%
Communication services	13.0%
Financials	9.4%
Industrials	6.0%
Energy	4.0%
Consumer staples	1.3%
Real estate	1.1%

Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.
The fund is subject to various risks as described in the fund's prospectus . For more information, please refer to the "Principal risks" section of the prospectus .
Availability of Additional Information
At jhinvestments.com/documents, you can find additional information about the fund, including the fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information
You can also request this information by contacting us at 800-225-5291.
This report is for the information of the shareholders in this fund. It is not authorized for distribution to prospective investors unless preceded or accompanied by the fund's prospectus.
John Hancock Investment Management Distributors LLC, Member FINRA, SIPC, 200 Berkeley Street, Boston, MA 02116, 800-225-5291, jhinvestments.com
Manulife, Manulife Investments, Stylized M Design, and Manulife Investments & Stylized M Design are trademarks of The Manufacturers Life Insurance Company and John Hancock and the Stylized John Hancock Design are trademarks of John Hancock Life Insurance Company (U.S.A.). Each are used by it and by its affiliates under license.
NOT FDIC INSURED. MAY LOSE VALUE. NO BANK GUARANTEE. NOT INSURED BY ANY GOVERNMENT AGENCY.

MF4947092

50A-R6

10/25

12/25

John Hancock Fundamental Large Cap Core Fund

John Hancock Infrastructure Fund
Class A/JEEBX
Annual SHAREHOLDER REPORT | October 31, 2025
This annual shareholder report contains important information about the John Hancock Infrastructure Fund (the fund) for the period of November 1, 2024 to October 31, 2025. You can find additional information about the fund at jhinvestments.com/documents. You can also request this information by contacting us at 800-225-5291.
What were the fund costs during the last year ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Infrastructure Fund (Class A/JEEBX)	$137	1.26%
Management’s Discussion of Fund Performance
SUMMARY OF RESULTS
Infrastructure Fund (Class A/JEEBX) returned 16.95% (excluding sales charges) for the year ended October 31, 2025. Infrastructure stocks produced healthy total returns as a group, reflecting the favorable backdrop of positive global growth and falling interest rates.
TOP PERFORMANCE CONTRIBUTORS
Utilities sector | Holdings in utilities stocks made the largest contribution to absolute returns due to the combination of their robust performance and sizable portfolio weighting. European utilities performed particularly well, as many companies in the sector continued to benefit from regulatory improvements, rising demand for low-carbon electricity, and increased infrastructure spending by the region’s governments. In this environment, E.ON SE (Germany) and Engie SA (France), both of which reported better-than-expected earnings, were top contributors to fund performance.
Cia de Saneamento Basico do Estado de Sao Paulo | The Brazilian water utility company, also known as Sabesp, reported strong results and was the leading individual contributor in the portfolio.

TOP PERFORMANCE DETRACTORS
Edison International | The utility stock was the largest detractor due to issues associated with the California wildfires of early 2025. The fund sold the position.
ONEOK, Inc. | The midstream energy company lagged its industry peers due to weaker-than-expected earnings.
Other detractors | American Tower Corp., SK Telecom Company, Ltd. and Canadian National Railway Company also pressured results.

The views expressed in this report are those of the portfolio management team and are subject to change. They are not meant as investment advice.
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the fund (or for the life of the fund, if shorter). It assumes a $10,000 initial investment in the fund and in an appropriate, broad-based securities market index for the same period.
GROWTH OF $10,000
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Years	10 Years
Infrastructure Fund (Class A/JEEBX)	11.13%	9.67%	7.40%
Infrastructure Fund (Class A/JEEBX)—excluding sales charge	16.95%	10.80%	7.95%
MSCI ACWI	22.64%	14.61%	11.31%
Performance figures assume all distributions have been reinvested and reflect the beneficial effect of any expense reductions. Figures reflect maximum sales charge on Class A shares of 5.00%. Past performance does not guarantee future results. The return and principal value of an investment will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Due to market volatility and other factors, the fund’s current performance may be higher or lower than the performance shown and can be found at jhinvestments.com/investments or by calling 800-225-5291. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. It is not possible to invest directly in an index.
Fund Statistics
Fund net assets	$731,432,823
Total number of portfolio holdings	36
Total advisory fees paid (net)	$4,521,514
Portfolio turnover rate	35%
Graphical Representation of Holdings
The tables below show the investment makeup of the fund, representing a percentage of the total net assets of the fund.
Top Ten Holdings
E.ON SE	4.1%
Sempra	4.0%
Cia de Saneamento Basico do Estado de Sao Paulo	3.9%
The Williams Companies, Inc.	3.8%
Engie SA	3.8%
Targa Resources Corp.	3.7%
Osaka Gas Company, Ltd.	3.6%
Atmos Energy Corp.	3.5%
National Grid PLC	3.5%
American Electric Power Company, Inc.	3.5%

Sector Composition
Utilities	60.9%
Energy	11.5%
Industrials	11.2%
Communication services	8.5%
Financials	2.6%
Real estate	2.2%
Short-term investments and other	3.1%
Country Composition
Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.
The fund is subject to various risks as described in the fund's prospectus . For more information, please refer to the "Principal risks" section of the prospectus .
Availability of Additional Information
At jhinvestments.com/documents, you can find additional information about the fund, including the fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information
You can also request this information by contacting us at 800-225-5291.
This report is for the information of the shareholders in this fund. It is not authorized for distribution to prospective investors unless preceded or accompanied by the fund's prospectus.
John Hancock Investment Management Distributors LLC, Member FINRA, SIPC, 200 Berkeley Street, Boston, MA 02116, 800-225-5291, jhinvestments.com
Manulife, Manulife Investments, Stylized M Design, and Manulife Investments & Stylized M Design are trademarks of The Manufacturers Life Insurance Company and John Hancock and the Stylized John Hancock Design are trademarks of John Hancock Life Insurance Company (U.S.A.). Each are used by it and by its affiliates under license.
NOT FDIC INSURED. MAY LOSE VALUE. NO BANK GUARANTEE. NOT INSURED BY ANY GOVERNMENT AGENCY.

MF4947114

438A-A

10/25

12/25

John Hancock Infrastructure Fund

John Hancock Infrastructure Fund
Class C/JEEFX
Annual SHAREHOLDER REPORT | October 31, 2025
This annual shareholder report contains important information about the John Hancock Infrastructure Fund (the fund) for the period of November 1, 2024 to October 31, 2025. You can find additional information about the fund at jhinvestments.com/documents. You can also request this information by contacting us at 800-225-5291.
What were the fund costs during the last year ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Infrastructure Fund (Class C/JEEFX)	$212	1.96%
Management’s Discussion of Fund Performance
SUMMARY OF RESULTS
Infrastructure Fund (Class C/JEEFX) returned 16.14% (excluding sales charges) for the year ended October 31, 2025. Infrastructure stocks produced healthy total returns as a group, reflecting the favorable backdrop of positive global growth and falling interest rates.
TOP PERFORMANCE CONTRIBUTORS
Utilities sector | Holdings in utilities stocks made the largest contribution to absolute returns due to the combination of their robust performance and sizable portfolio weighting. European utilities performed particularly well, as many companies in the sector continued to benefit from regulatory improvements, rising demand for low-carbon electricity, and increased infrastructure spending by the region’s governments. In this environment, E.ON SE (Germany) and Engie SA (France), both of which reported better-than-expected earnings, were top contributors to fund performance.
Cia de Saneamento Basico do Estado de Sao Paulo | The Brazilian water utility company, also known as Sabesp, reported strong results and was the leading individual contributor in the portfolio.

TOP PERFORMANCE DETRACTORS
Edison International | The utility stock was the largest detractor due to issues associated with the California wildfires of early 2025. The fund sold the position.
ONEOK, Inc. | The midstream energy company lagged its industry peers due to weaker-than-expected earnings.
Other detractors | American Tower Corp., SK Telecom Company, Ltd. and Canadian National Railway Company also pressured results.

The views expressed in this report are those of the portfolio management team and are subject to change. They are not meant as investment advice.
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the fund (or for the life of the fund, if shorter). It assumes a $10,000 initial investment in the fund and in an appropriate, broad-based securities market index for the same period.
GROWTH OF $10,000
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Years	10 Years
Infrastructure Fund (Class C/JEEFX)	15.14%	10.03%	7.21%
Infrastructure Fund (Class C/JEEFX)—excluding sales charge	16.14%	10.03%	7.21%
MSCI ACWI	22.64%	14.61%	11.31%
Performance figures assume all distributions have been reinvested and reflect the beneficial effect of any expense reductions. Class C shares sold within one year of purchase are subject to a 1.00% contingent deferred sales charge. Past performance does not guarantee future results. The return and principal value of an investment will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Due to market volatility and other factors, the fund’s current performance may be higher or lower than the performance shown and can be found at jhinvestments.com/investments or by calling 800-225-5291. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. It is not possible to invest directly in an index.
Fund Statistics
Fund net assets	$731,432,823
Total number of portfolio holdings	36
Total advisory fees paid (net)	$4,521,514
Portfolio turnover rate	35%
Graphical Representation of Holdings
The tables below show the investment makeup of the fund, representing a percentage of the total net assets of the fund.
Top Ten Holdings
E.ON SE	4.1%
Sempra	4.0%
Cia de Saneamento Basico do Estado de Sao Paulo	3.9%
The Williams Companies, Inc.	3.8%
Engie SA	3.8%
Targa Resources Corp.	3.7%
Osaka Gas Company, Ltd.	3.6%
Atmos Energy Corp.	3.5%
National Grid PLC	3.5%
American Electric Power Company, Inc.	3.5%

Sector Composition
Utilities	60.9%
Energy	11.5%
Industrials	11.2%
Communication services	8.5%
Financials	2.6%
Real estate	2.2%
Short-term investments and other	3.1%
Country Composition
Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.
The fund is subject to various risks as described in the fund's prospectus . For more information, please refer to the "Principal risks" section of the prospectus .
Availability of Additional Information
At jhinvestments.com/documents, you can find additional information about the fund, including the fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information
You can also request this information by contacting us at 800-225-5291.
This report is for the information of the shareholders in this fund. It is not authorized for distribution to prospective investors unless preceded or accompanied by the fund's prospectus.
John Hancock Investment Management Distributors LLC, Member FINRA, SIPC, 200 Berkeley Street, Boston, MA 02116, 800-225-5291, jhinvestments.com
Manulife, Manulife Investments, Stylized M Design, and Manulife Investments & Stylized M Design are trademarks of The Manufacturers Life Insurance Company and John Hancock and the Stylized John Hancock Design are trademarks of John Hancock Life Insurance Company (U.S.A.). Each are used by it and by its affiliates under license.
NOT FDIC INSURED. MAY LOSE VALUE. NO BANK GUARANTEE. NOT INSURED BY ANY GOVERNMENT AGENCY.

MF4947114

438A-C

10/25

12/25

John Hancock Infrastructure Fund

John Hancock Infrastructure Fund
Class I/JEEIX
Annual SHAREHOLDER REPORT | October 31, 2025
This annual shareholder report contains important information about the John Hancock Infrastructure Fund (the fund) for the period of November 1, 2024 to October 31, 2025. You can find additional information about the fund at jhinvestments.com/documents. You can also request this information by contacting us at 800-225-5291.
What were the fund costs during the last year ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Infrastructure Fund (Class I/JEEIX)	$104	0.96%
Management’s Discussion of Fund Performance
SUMMARY OF RESULTS
Infrastructure Fund (Class I/JEEIX) returned 17.36% for the year ended October 31, 2025. Infrastructure stocks produced healthy total returns as a group, reflecting the favorable backdrop of positive global growth and falling interest rates.
TOP PERFORMANCE CONTRIBUTORS
Utilities sector | Holdings in utilities stocks made the largest contribution to absolute returns due to the combination of their robust performance and sizable portfolio weighting. European utilities performed particularly well, as many companies in the sector continued to benefit from regulatory improvements, rising demand for low-carbon electricity, and increased infrastructure spending by the region’s governments. In this environment, E.ON SE (Germany) and Engie SA (France), both of which reported better-than-expected earnings, were top contributors to fund performance.
Cia de Saneamento Basico do Estado de Sao Paulo | The Brazilian water utility company, also known as Sabesp, reported strong results and was the leading individual contributor in the portfolio.

TOP PERFORMANCE DETRACTORS
Edison International | The utility stock was the largest detractor due to issues associated with the California wildfires of early 2025. The fund sold the position.
ONEOK, Inc. | The midstream energy company lagged its industry peers due to weaker-than-expected earnings.
Other detractors | American Tower Corp., SK Telecom Company, Ltd. and Canadian National Railway Company also pressured results.

The views expressed in this report are those of the portfolio management team and are subject to change. They are not meant as investment advice.
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the fund (or for the life of the fund, if shorter). It assumes a $250,000 initial investment in the fund and in an appropriate, broad-based securities market index for the same period.
GROWTH OF $250,000
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Years	10 Years
Infrastructure Fund (Class I/JEEIX)	17.36%	11.13%	8.28%
MSCI ACWI	22.64%	14.61%	11.31%
Performance figures assume all distributions have been reinvested and reflect the beneficial effect of any expense reductions. Past performance does not guarantee future results. The return and principal value of an investment will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Due to market volatility and other factors, the fund’s current performance may be higher or lower than the performance shown and can be found at jhinvestments.com/investments or by calling 800-225-5291. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. It is not possible to invest directly in an index.
Fund Statistics
Fund net assets	$731,432,823
Total number of portfolio holdings	36
Total advisory fees paid (net)	$4,521,514
Portfolio turnover rate	35%
Graphical Representation of Holdings
The tables below show the investment makeup of the fund, representing a percentage of the total net assets of the fund.
Top Ten Holdings
E.ON SE	4.1%
Sempra	4.0%
Cia de Saneamento Basico do Estado de Sao Paulo	3.9%
The Williams Companies, Inc.	3.8%
Engie SA	3.8%
Targa Resources Corp.	3.7%
Osaka Gas Company, Ltd.	3.6%
Atmos Energy Corp.	3.5%
National Grid PLC	3.5%
American Electric Power Company, Inc.	3.5%

Sector Composition
Utilities	60.9%
Energy	11.5%
Industrials	11.2%
Communication services	8.5%
Financials	2.6%
Real estate	2.2%
Short-term investments and other	3.1%
Country Composition
Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.
The fund is subject to various risks as described in the fund's prospectus . For more information, please refer to the "Principal risks" section of the prospectus .
Availability of Additional Information
At jhinvestments.com/documents, you can find additional information about the fund, including the fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information
You can also request this information by contacting us at 800-225-5291.
This report is for the information of the shareholders in this fund. It is not authorized for distribution to prospective investors unless preceded or accompanied by the fund's prospectus.
John Hancock Investment Management Distributors LLC, Member FINRA, SIPC, 200 Berkeley Street, Boston, MA 02116, 800-225-5291, jhinvestments.com
Manulife, Manulife Investments, Stylized M Design, and Manulife Investments & Stylized M Design are trademarks of The Manufacturers Life Insurance Company and John Hancock and the Stylized John Hancock Design are trademarks of John Hancock Life Insurance Company (U.S.A.). Each are used by it and by its affiliates under license.
NOT FDIC INSURED. MAY LOSE VALUE. NO BANK GUARANTEE. NOT INSURED BY ANY GOVERNMENT AGENCY.

MF4947114

438A-I

10/25

12/25

John Hancock Infrastructure Fund

John Hancock Infrastructure Fund
Class NAV
Annual SHAREHOLDER REPORT | October 31, 2025
This annual shareholder report contains important information about the John Hancock Infrastructure Fund (the fund) for the period of November 1, 2024 to October 31, 2025. You can find additional information about the fund at jhinvestments.com/underlying-funds. You can also request this information by contacting us at 800-344-1029.
What were the fund costs during the last year ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Infrastructure Fund (Class NAV)	$92	0.85%
Management’s Discussion of Fund Performance
SUMMARY OF RESULTS
Infrastructure Fund (Class NAV) returned 17.52% for the year ended October 31, 2025. Infrastructure stocks produced healthy total returns as a group, reflecting the favorable backdrop of positive global growth and falling interest rates.
TOP PERFORMANCE CONTRIBUTORS
Utilities sector | Holdings in utilities stocks made the largest contribution to absolute returns due to the combination of their robust performance and sizable portfolio weighting. European utilities performed particularly well, as many companies in the sector continued to benefit from regulatory improvements, rising demand for low-carbon electricity, and increased infrastructure spending by the region’s governments. In this environment, E.ON SE (Germany) and Engie SA (France), both of which reported better-than-expected earnings, were top contributors to fund performance.
Cia de Saneamento Basico do Estado de Sao Paulo | The Brazilian water utility company, also known as Sabesp, reported strong results and was the leading individual contributor in the portfolio.

TOP PERFORMANCE DETRACTORS
Edison International | The utility stock was the largest detractor due to issues associated with the California wildfires of early 2025. The fund sold the position.
ONEOK, Inc. | The midstream energy company lagged its industry peers due to weaker-than-expected earnings.
Other detractors | American Tower Corp., SK Telecom Company, Ltd. and Canadian National Railway Company also pressured results.

The views expressed in this report are those of the portfolio management team and are subject to change. They are not meant as investment advice.
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the fund (or for the life of the fund, if shorter). It assumes a $10,000 initial investment in the fund and in an appropriate, broad-based securities market index for the same period.
GROWTH OF $10,000
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Years	10 Years
Infrastructure Fund (Class NAV)	17.52%	11.27%	8.40%
MSCI ACWI	22.64%	14.61%	11.31%
Performance figures assume all distributions have been reinvested and reflect the beneficial effect of any expense reductions. Past performance does not guarantee future results. The return and principal value of an investment will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Due to market volatility and other factors, the fund’s current performance may be higher or lower than the performance shown. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. It is not possible to invest directly in an index.
Fund Statistics
Fund net assets	$731,432,823
Total number of portfolio holdings	36
Total advisory fees paid (net)	$4,521,514
Portfolio turnover rate	35%
Graphical Representation of Holdings
The tables below show the investment makeup of the fund, representing a percentage of the total net assets of the fund.
Top Ten Holdings
E.ON SE	4.1%
Sempra	4.0%
Cia de Saneamento Basico do Estado de Sao Paulo	3.9%
The Williams Companies, Inc.	3.8%
Engie SA	3.8%
Targa Resources Corp.	3.7%
Osaka Gas Company, Ltd.	3.6%
Atmos Energy Corp.	3.5%
National Grid PLC	3.5%
American Electric Power Company, Inc.	3.5%

Sector Composition
Utilities	60.9%
Energy	11.5%
Industrials	11.2%
Communication services	8.5%
Financials	2.6%
Real estate	2.2%
Short-term investments and other	3.1%
Country Composition
Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.
The fund is subject to various risks as described in the fund's prospectus . For more information, please refer to the "Principal risks" section of the prospectus .
Availability of Additional Information
At jhinvestments.com/underlying-funds, you can find additional information about the fund, including the fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information
This report is for the information of the shareholders in this fund. It is not authorized for distribution to prospective investors unless preceded or accompanied by the fund's prospectus.
John Hancock Investment Management Distributors LLC, Member FINRA, SIPC, 200 Berkeley Street, Boston, MA 02116, 800-225-5291, jhinvestments.com
Manulife, Manulife Investments, Stylized M Design, and Manulife Investments & Stylized M Design are trademarks of The Manufacturers Life Insurance Company and John Hancock and the Stylized John Hancock Design are trademarks of John Hancock Life Insurance Company (U.S.A.). Each are used by it and by its affiliates under license.
NOT FDIC INSURED. MAY LOSE VALUE. NO BANK GUARANTEE. NOT INSURED BY ANY GOVERNMENT AGENCY.

MF4947114

438A-NAV

10/25

12/25

John Hancock Infrastructure Fund

John Hancock Infrastructure Fund
Class R6/JEEDX
Annual SHAREHOLDER REPORT | October 31, 2025
This annual shareholder report contains important information about the John Hancock Infrastructure Fund (the fund) for the period of November 1, 2024 to October 31, 2025. You can find additional information about the fund at jhinvestments.com/documents. You can also request this information by contacting us at 800-225-5291.
What were the fund costs during the last year ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Infrastructure Fund (Class R6/JEEDX)	$92	0.85%
Management’s Discussion of Fund Performance
SUMMARY OF RESULTS
Infrastructure Fund (Class R6/JEEDX) returned 17.44% for the year ended October 31, 2025. Infrastructure stocks produced healthy total returns as a group, reflecting the favorable backdrop of positive global growth and falling interest rates.
TOP PERFORMANCE CONTRIBUTORS
Utilities sector | Holdings in utilities stocks made the largest contribution to absolute returns due to the combination of their robust performance and sizable portfolio weighting. European utilities performed particularly well, as many companies in the sector continued to benefit from regulatory improvements, rising demand for low-carbon electricity, and increased infrastructure spending by the region’s governments. In this environment, E.ON SE (Germany) and Engie SA (France), both of which reported better-than-expected earnings, were top contributors to fund performance.
Cia de Saneamento Basico do Estado de Sao Paulo | The Brazilian water utility company, also known as Sabesp, reported strong results and was the leading individual contributor in the portfolio.

TOP PERFORMANCE DETRACTORS
Edison International | The utility stock was the largest detractor due to issues associated with the California wildfires of early 2025. The fund sold the position.
ONEOK, Inc. | The midstream energy company lagged its industry peers due to weaker-than-expected earnings.
Other detractors | American Tower Corp., SK Telecom Company, Ltd. and Canadian National Railway Company also pressured results.

The views expressed in this report are those of the portfolio management team and are subject to change. They are not meant as investment advice.
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the fund (or for the life of the fund, if shorter). It assumes a $1,000,000 initial investment in the fund and in an appropriate, broad-based securities market index for the same period.
GROWTH OF $1,000,000
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Years	10 Years
Infrastructure Fund (Class R6/JEEDX)	17.44%	11.26%	8.39%
MSCI ACWI	22.64%	14.61%	11.31%
Performance figures assume all distributions have been reinvested and reflect the beneficial effect of any expense reductions. Past performance does not guarantee future results. The return and principal value of an investment will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Due to market volatility and other factors, the fund’s current performance may be higher or lower than the performance shown and can be found at jhinvestments.com/investments or by calling 800-225-5291. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. It is not possible to invest directly in an index.
Fund Statistics
Fund net assets	$731,432,823
Total number of portfolio holdings	36
Total advisory fees paid (net)	$4,521,514
Portfolio turnover rate	35%
Graphical Representation of Holdings
The tables below show the investment makeup of the fund, representing a percentage of the total net assets of the fund.
Top Ten Holdings
E.ON SE	4.1%
Sempra	4.0%
Cia de Saneamento Basico do Estado de Sao Paulo	3.9%
The Williams Companies, Inc.	3.8%
Engie SA	3.8%
Targa Resources Corp.	3.7%
Osaka Gas Company, Ltd.	3.6%
Atmos Energy Corp.	3.5%
National Grid PLC	3.5%
American Electric Power Company, Inc.	3.5%

Sector Composition
Utilities	60.9%
Energy	11.5%
Industrials	11.2%
Communication services	8.5%
Financials	2.6%
Real estate	2.2%
Short-term investments and other	3.1%
Country Composition
Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.
The fund is subject to various risks as described in the fund's prospectus . For more information, please refer to the "Principal risks" section of the prospectus .
Availability of Additional Information
At jhinvestments.com/documents, you can find additional information about the fund, including the fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information
You can also request this information by contacting us at 800-225-5291.
This report is for the information of the shareholders in this fund. It is not authorized for distribution to prospective investors unless preceded or accompanied by the fund's prospectus.
John Hancock Investment Management Distributors LLC, Member FINRA, SIPC, 200 Berkeley Street, Boston, MA 02116, 800-225-5291, jhinvestments.com
Manulife, Manulife Investments, Stylized M Design, and Manulife Investments & Stylized M Design are trademarks of The Manufacturers Life Insurance Company and John Hancock and the Stylized John Hancock Design are trademarks of John Hancock Life Insurance Company (U.S.A.). Each are used by it and by its affiliates under license.
NOT FDIC INSURED. MAY LOSE VALUE. NO BANK GUARANTEE. NOT INSURED BY ANY GOVERNMENT AGENCY.

MF4947114

438A-R6

10/25

12/25

John Hancock Infrastructure Fund

John Hancock Small Cap Core Fund
Class A/JCCAX
Annual SHAREHOLDER REPORT | October 31, 2025
This annual shareholder report contains important information about the John Hancock Small Cap Core Fund (the fund) for the period of November 1, 2024 to October 31, 2025. You can find additional information about the fund at jhinvestments.com/documents. You can also request this information by contacting us at 800-225-5291.
This report describes changes to the fund that occurred during the reporting period.
What were the fund costs during the last year ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Small Cap Core Fund (Class A/JCCAX)	$121	1.23%
Management’s Discussion of Fund Performance
SUMMARY OF RESULTS
Small Cap Core Fund (Class A/JCCAX) declined 4.07% (excluding sales charges) for the year ended October 31, 2025. The most significant factor affecting fund performance during the period was the underperformance of small-cap stocks as smaller companies were especially vulnerable to higher input costs, supply chain disruptions, and uncertainty brought on by U.S. tariff policy and global trade tensions.
TOP PERFORMANCE CONTRIBUTORS
Advanced Energy Industries, Inc. | The stock benefited from accelerating demand for its power conversion products, which are used in data centers that help power the boom in AI.
MasTec, Inc. | The construction and engineering firm was also a beneficiary of growing demand for electricity generation to fuel data centers for AI.
MACOM Technology Solutions Holdings, Inc. | The semiconductor manufacturer reported robust earnings thanks to strength in its data center and defense electronics businesses.

TOP PERFORMANCE DETRACTORS
Helmerich & Payne, Inc. | Declining energy prices weighed on the stock of this oil and gas drilling company.
Alkami Technology, Inc. | The digital banking platform provider reported weaker-than-expected earnings despite solid revenue growth, which put downward pressure on the stock.
BellRing Brands, Inc. | Increased competition at key wholesale club customers led management of this ready-to-drink protein shake maker to lower earnings guidance.

The views expressed in this report are those of the portfolio management team and are subject to change. They are not meant as investment advice.
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the fund (or for the life of the fund, if shorter). It assumes a $10,000 initial investment in the fund and in an appropriate, broad-based securities market index for the same period.
GROWTH OF $10,000
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Years	10 Years
Small Cap Core Fund (Class A/JCCAX)	(8.86)%	7.75%	8.02%
Small Cap Core Fund (Class A/JCCAX)—excluding sales charge	(4.07)%	8.86%	8.57%
Russell 3000 Index	20.81%	16.74%	14.08%
Russell 2000 Index	14.41%	11.50%	9.36%

Class A shares ceased operations between 3-11-16 and 8-29-17. Returns while Class A shares were not offered are those of Class I shares that have not been adjusted for class-specific expenses; otherwise, returns would vary.

Performance figures assume all distributions have been reinvested and reflect the beneficial effect of any expense reductions. Figures reflect maximum sales charge on Class A shares of 5.00%. Past performance does not guarantee future results. The return and principal value of an investment will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Due to market volatility and other factors, the fund’s current performance may be higher or lower than the performance shown and can be found at jhinvestments.com/investments or by calling 800-225-5291. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. It is not possible to invest directly in an index.
Fund Statistics
Fund net assets	$1,983,832,941
Total number of portfolio holdings	75
Total advisory fees paid (net)	$17,309,869
Portfolio turnover rate	63%
Graphical Representation of Holdings
The tables below show the investment makeup of the fund, representing a percentage of the total net assets of the fund.
Top Ten Holdings
Arcosa, Inc.	2.1%
SouthState Bank Corp.	2.1%
The Timken Company	2.1%
First Industrial Realty Trust, Inc.	2.1%
Cullen/Frost Bankers, Inc.	2.1%
EastGroup Properties, Inc.	2.0%
Banner Corp.	1.9%
MACOM Technology Solutions Holdings, Inc.	1.9%
Atmus Filtration Technologies, Inc.	1.8%
Kulicke & Soffa Industries, Inc.	1.8%

Sector Composition
Information technology	24.6%
Industrials	20.4%
Health care	14.5%
Financials	13.6%
Consumer discretionary	12.7%
Real estate	4.1%
Energy	3.1%
Consumer staples	1.8%
Communication services	1.6%
Materials	1.5%
Utilities	1.1%
Short-term investments and other	1.0%
Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.
The fund is subject to various risks as described in the fund's prospectus . For more information, please refer to the "Principal risks" section of the prospectus .
Material Fund Changes
On April 3, 2025, the shareholders of John Hancock Funds II Small Cap Value Fund (the Acquired Fund) voted to approve an Agreement and Plan of Reorganization pursuant to which the Acquired Fund transferred all of its assets to the fund (the Acquiring Fund) in exchange for corresponding shares of the Acquiring Fund. The effective time of the reorganization occurred immediately after the close of regularly scheduled trading on the New York Stock Exchange on April 25, 2025.
This is a summary of certain changes to the fund since 11-1-24 . For more complete information, please refer to the fund’s prospectus. The currently effective prospectus is available at jhinvestments.com/documents or by calling 800-225-5291.
Availability of Additional Information
At jhinvestments.com/documents, you can find additional information about the fund, including the fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information
You can also request this information by contacting us at 800-225-5291.
This report is for the information of the shareholders in this fund. It is not authorized for distribution to prospective investors unless preceded or accompanied by the fund's prospectus.
John Hancock Investment Management Distributors LLC, Member FINRA, SIPC, 200 Berkeley Street, Boston, MA 02116, 800-225-5291, jhinvestments.com
Manulife, Manulife Investments, Stylized M Design, and Manulife Investments & Stylized M Design are trademarks of The Manufacturers Life Insurance Company and John Hancock and the Stylized John Hancock Design are trademarks of John Hancock Life Insurance Company (U.S.A.). Each are used by it and by its affiliates under license.
NOT FDIC INSURED. MAY LOSE VALUE. NO BANK GUARANTEE. NOT INSURED BY ANY GOVERNMENT AGENCY.

MF4947077

445A-A

10/25

12/25

John Hancock Small Cap Core Fund

John Hancock Small Cap Core Fund
Class I/JCCIX
Annual SHAREHOLDER REPORT | October 31, 2025
This annual shareholder report contains important information about the John Hancock Small Cap Core Fund (the fund) for the period of November 1, 2024 to October 31, 2025. You can find additional information about the fund at jhinvestments.com/documents. You can also request this information by contacting us at 800-225-5291.
This report describes changes to the fund that occurred during the reporting period.
What were the fund costs during the last year ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Small Cap Core Fund (Class I/JCCIX)	$96	0.98%
Management’s Discussion of Fund Performance
SUMMARY OF RESULTS
Small Cap Core Fund (Class I/JCCIX) declined 3.88% for the year ended October 31, 2025. The most significant factor affecting fund performance during the period was the underperformance of small-cap stocks as smaller companies were especially vulnerable to higher input costs, supply chain disruptions, and uncertainty brought on by U.S. tariff policy and global trade tensions.
TOP PERFORMANCE CONTRIBUTORS
Advanced Energy Industries, Inc. | The stock benefited from accelerating demand for its power conversion products, which are used in data centers that help power the boom in AI.
MasTec, Inc. | The construction and engineering firm was also a beneficiary of growing demand for electricity generation to fuel data centers for AI.
MACOM Technology Solutions Holdings, Inc. | The semiconductor manufacturer reported robust earnings thanks to strength in its data center and defense electronics businesses.

TOP PERFORMANCE DETRACTORS
Helmerich & Payne, Inc. | Declining energy prices weighed on the stock of this oil and gas drilling company.
Alkami Technology, Inc. | The digital banking platform provider reported weaker-than-expected earnings despite solid revenue growth, which put downward pressure on the stock.
BellRing Brands, Inc. | Increased competition at key wholesale club customers led management of this ready-to-drink protein shake maker to lower earnings guidance.

The views expressed in this report are those of the portfolio management team and are subject to change. They are not meant as investment advice.
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the fund (or for the life of the fund, if shorter). It assumes a $250,000 initial investment in the fund and in an appropriate, broad-based securities market index for the same period.
GROWTH OF $250,000
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Years	10 Years
Small Cap Core Fund (Class I/JCCIX)	(3.88)%	9.12%	8.80%
Russell 3000 Index	20.81%	16.74%	14.08%
Russell 2000 Index	14.41%	11.50%	9.36%
Performance figures assume all distributions have been reinvested and reflect the beneficial effect of any expense reductions. Past performance does not guarantee future results. The return and principal value of an investment will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Due to market volatility and other factors, the fund’s current performance may be higher or lower than the performance shown and can be found at jhinvestments.com/investments or by calling 800-225-5291. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. It is not possible to invest directly in an index.
Fund Statistics
Fund net assets	$1,983,832,941
Total number of portfolio holdings	75
Total advisory fees paid (net)	$17,309,869
Portfolio turnover rate	63%
Graphical Representation of Holdings
The tables below show the investment makeup of the fund, representing a percentage of the total net assets of the fund.
Top Ten Holdings
Arcosa, Inc.	2.1%
SouthState Bank Corp.	2.1%
The Timken Company	2.1%
First Industrial Realty Trust, Inc.	2.1%
Cullen/Frost Bankers, Inc.	2.1%
EastGroup Properties, Inc.	2.0%
Banner Corp.	1.9%
MACOM Technology Solutions Holdings, Inc.	1.9%
Atmus Filtration Technologies, Inc.	1.8%
Kulicke & Soffa Industries, Inc.	1.8%

Sector Composition
Information technology	24.6%
Industrials	20.4%
Health care	14.5%
Financials	13.6%
Consumer discretionary	12.7%
Real estate	4.1%
Energy	3.1%
Consumer staples	1.8%
Communication services	1.6%
Materials	1.5%
Utilities	1.1%
Short-term investments and other	1.0%
Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.
The fund is subject to various risks as described in the fund's prospectus . For more information, please refer to the "Principal risks" section of the prospectus .
Material Fund Changes
On April 3, 2025, the shareholders of John Hancock Funds II Small Cap Value Fund (the Acquired Fund) voted to approve an Agreement and Plan of Reorganization pursuant to which the Acquired Fund transferred all of its assets to the fund (the Acquiring Fund) in exchange for corresponding shares of the Acquiring Fund. The effective time of the reorganization occurred immediately after the close of regularly scheduled trading on the New York Stock Exchange on April 25, 2025.
This is a summary of certain changes to the fund since 11-1-24 . For more complete information, please refer to the fund’s prospectus. The currently effective prospectus is available at jhinvestments.com/documents or by calling 800-225-5291.
Availability of Additional Information
At jhinvestments.com/documents, you can find additional information about the fund, including the fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information
You can also request this information by contacting us at 800-225-5291.
This report is for the information of the shareholders in this fund. It is not authorized for distribution to prospective investors unless preceded or accompanied by the fund's prospectus.
John Hancock Investment Management Distributors LLC, Member FINRA, SIPC, 200 Berkeley Street, Boston, MA 02116, 800-225-5291, jhinvestments.com
Manulife, Manulife Investments, Stylized M Design, and Manulife Investments & Stylized M Design are trademarks of The Manufacturers Life Insurance Company and John Hancock and the Stylized John Hancock Design are trademarks of John Hancock Life Insurance Company (U.S.A.). Each are used by it and by its affiliates under license.
NOT FDIC INSURED. MAY LOSE VALUE. NO BANK GUARANTEE. NOT INSURED BY ANY GOVERNMENT AGENCY.

MF4947077

445A-I

10/25

12/25

John Hancock Small Cap Core Fund

John Hancock Small Cap Core Fund
Class NAV
Annual SHAREHOLDER REPORT | October 31, 2025
This annual shareholder report contains important information about the John Hancock Small Cap Core Fund (the fund) for the period of November 1, 2024 to October 31, 2025. You can find additional information about the fund at jhinvestments.com/underlying-funds. You can also request this information by contacting us at 800-344-1029.
This report describes changes to the fund that occurred during the reporting period.
What were the fund costs during the last year ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Small Cap Core Fund (Class NAV)	$84	0.86%
Management’s Discussion of Fund Performance
SUMMARY OF RESULTS
Small Cap Core Fund (Class NAV) declined 3.71% for the year ended October 31, 2025. The most significant factor affecting fund performance during the period was the underperformance of small-cap stocks as smaller companies were especially vulnerable to higher input costs, supply chain disruptions, and uncertainty brought on by U.S. tariff policy and global trade tensions.
TOP PERFORMANCE CONTRIBUTORS
Advanced Energy Industries, Inc. | The stock benefited from accelerating demand for its power conversion products, which are used in data centers that help power the boom in AI.
MasTec, Inc. | The construction and engineering firm was also a beneficiary of growing demand for electricity generation to fuel data centers for AI.
MACOM Technology Solutions Holdings, Inc. | The semiconductor manufacturer reported robust earnings thanks to strength in its data center and defense electronics businesses.

TOP PERFORMANCE DETRACTORS
Helmerich & Payne, Inc. | Declining energy prices weighed on the stock of this oil and gas drilling company.
Alkami Technology, Inc. | The digital banking platform provider reported weaker-than-expected earnings despite solid revenue growth, which put downward pressure on the stock.
BellRing Brands, Inc. | Increased competition at key wholesale club customers led management of this ready-to-drink protein shake maker to lower earnings guidance.

The views expressed in this report are those of the portfolio management team and are subject to change. They are not meant as investment advice.
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the fund (or for the life of the fund, if shorter). It assumes a $10,000 initial investment in the fund and in an appropriate, broad-based securities market index for the same period.
GROWTH OF $10,000
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Years	10 Years
Small Cap Core Fund (Class NAV)	(3.71)%	9.24%	8.93%
Russell 3000 Index	20.81%	16.74%	14.08%
Russell 2000 Index	14.41%	11.50%	9.36%
Performance figures assume all distributions have been reinvested and reflect the beneficial effect of any expense reductions. Past performance does not guarantee future results. The return and principal value of an investment will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Due to market volatility and other factors, the fund’s current performance may be higher or lower than the performance shown. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. It is not possible to invest directly in an index.
Fund Statistics
Fund net assets	$1,983,832,941
Total number of portfolio holdings	75
Total advisory fees paid (net)	$17,309,869
Portfolio turnover rate	63%
Graphical Representation of Holdings
The tables below show the investment makeup of the fund, representing a percentage of the total net assets of the fund.
Top Ten Holdings
Arcosa, Inc.	2.1%
SouthState Bank Corp.	2.1%
The Timken Company	2.1%
First Industrial Realty Trust, Inc.	2.1%
Cullen/Frost Bankers, Inc.	2.1%
EastGroup Properties, Inc.	2.0%
Banner Corp.	1.9%
MACOM Technology Solutions Holdings, Inc.	1.9%
Atmus Filtration Technologies, Inc.	1.8%
Kulicke & Soffa Industries, Inc.	1.8%

Sector Composition
Information technology	24.6%
Industrials	20.4%
Health care	14.5%
Financials	13.6%
Consumer discretionary	12.7%
Real estate	4.1%
Energy	3.1%
Consumer staples	1.8%
Communication services	1.6%
Materials	1.5%
Utilities	1.1%
Short-term investments and other	1.0%
Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.
The fund is subject to various risks as described in the fund's prospectus . For more information, please refer to the "Principal risks" section of the prospectus .
Material Fund Changes
On April 3, 2025, the shareholders of John Hancock Funds II Small Cap Value Fund (the Acquired Fund) voted to approve an Agreement and Plan of Reorganization pursuant to which the Acquired Fund transferred all of its assets to the fund (the Acquiring Fund) in exchange for corresponding shares of the Acquiring Fund. The effective time of the reorganization occurred immediately after the close of regularly scheduled trading on the New York Stock Exchange on April 25, 2025.
This is a summary of certain changes to the fund since 11-1-24 . For more complete information, please refer to the fund’s prospectus. The currently effective prospectus is available at jhinvestments.com/documents or by calling 800-225-5291.
Availability of Additional Information
At jhinvestments.com/underlying-funds, you can find additional information about the fund, including the fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information
This report is for the information of the shareholders in this fund. It is not authorized for distribution to prospective investors unless preceded or accompanied by the fund's prospectus.
John Hancock Investment Management Distributors LLC, Member FINRA, SIPC, 200 Berkeley Street, Boston, MA 02116, 800-225-5291, jhinvestments.com
Manulife, Manulife Investments, Stylized M Design, and Manulife Investments & Stylized M Design are trademarks of The Manufacturers Life Insurance Company and John Hancock and the Stylized John Hancock Design are trademarks of John Hancock Life Insurance Company (U.S.A.). Each are used by it and by its affiliates under license.
NOT FDIC INSURED. MAY LOSE VALUE. NO BANK GUARANTEE. NOT INSURED BY ANY GOVERNMENT AGENCY.

MF4947077

445A-NAV

10/25

12/25

John Hancock Small Cap Core Fund

John Hancock Small Cap Core Fund
Class R6/JORSX
Annual SHAREHOLDER REPORT | October 31, 2025
This annual shareholder report contains important information about the John Hancock Small Cap Core Fund (the fund) for the period of November 1, 2024 to October 31, 2025. You can find additional information about the fund at jhinvestments.com/documents. You can also request this information by contacting us at 800-225-5291.
This report describes changes to the fund that occurred during the reporting period.
What were the fund costs during the last year ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Small Cap Core Fund (Class R6/JORSX)	$85	0.87%
Management’s Discussion of Fund Performance
SUMMARY OF RESULTS
Small Cap Core Fund (Class R6/JORSX) declined 3.77% for the year ended October 31, 2025. The most significant factor affecting fund performance during the period was the underperformance of small-cap stocks as smaller companies were especially vulnerable to higher input costs, supply chain disruptions, and uncertainty brought on by U.S. tariff policy and global trade tensions.
TOP PERFORMANCE CONTRIBUTORS
Advanced Energy Industries, Inc. | The stock benefited from accelerating demand for its power conversion products, which are used in data centers that help power the boom in AI.
MasTec, Inc. | The construction and engineering firm was also a beneficiary of growing demand for electricity generation to fuel data centers for AI.
MACOM Technology Solutions Holdings, Inc. | The semiconductor manufacturer reported robust earnings thanks to strength in its data center and defense electronics businesses.

TOP PERFORMANCE DETRACTORS
Helmerich & Payne, Inc. | Declining energy prices weighed on the stock of this oil and gas drilling company.
Alkami Technology, Inc. | The digital banking platform provider reported weaker-than-expected earnings despite solid revenue growth, which put downward pressure on the stock.
BellRing Brands, Inc. | Increased competition at key wholesale club customers led management of this ready-to-drink protein shake maker to lower earnings guidance.

The views expressed in this report are those of the portfolio management team and are subject to change. They are not meant as investment advice.
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the fund (or for the life of the fund, if shorter). It assumes a $1,000,000 initial investment in the fund and in an appropriate, broad-based securities market index for the same period.
GROWTH OF $1,000,000
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Years	10 Years
Small Cap Core Fund (Class R6/JORSX)	(3.77)%	9.24%	8.89%
Russell 3000 Index	20.81%	16.74%	14.08%
Russell 2000 Index	14.41%	11.50%	9.36%

Class R6 shares were first offered 8-30-17. Returns prior to this date are those of Class A shares (or Class I shares for the period between 3-11-16 and 8-29-17) that have not been adjusted for class-specific expenses; otherwise, returns would vary.

Performance figures assume all distributions have been reinvested and reflect the beneficial effect of any expense reductions. Past performance does not guarantee future results. The return and principal value of an investment will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Due to market volatility and other factors, the fund’s current performance may be higher or lower than the performance shown and can be found at jhinvestments.com/investments or by calling 800-225-5291. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. It is not possible to invest directly in an index.
Fund Statistics
Fund net assets	$1,983,832,941
Total number of portfolio holdings	75
Total advisory fees paid (net)	$17,309,869
Portfolio turnover rate	63%
Graphical Representation of Holdings
The tables below show the investment makeup of the fund, representing a percentage of the total net assets of the fund.
Top Ten Holdings
Arcosa, Inc.	2.1%
SouthState Bank Corp.	2.1%
The Timken Company	2.1%
First Industrial Realty Trust, Inc.	2.1%
Cullen/Frost Bankers, Inc.	2.1%
EastGroup Properties, Inc.	2.0%
Banner Corp.	1.9%
MACOM Technology Solutions Holdings, Inc.	1.9%
Atmus Filtration Technologies, Inc.	1.8%
Kulicke & Soffa Industries, Inc.	1.8%

Sector Composition
Information technology	24.6%
Industrials	20.4%
Health care	14.5%
Financials	13.6%
Consumer discretionary	12.7%
Real estate	4.1%
Energy	3.1%
Consumer staples	1.8%
Communication services	1.6%
Materials	1.5%
Utilities	1.1%
Short-term investments and other	1.0%
Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.
The fund is subject to various risks as described in the fund's prospectus . For more information, please refer to the "Principal risks" section of the prospectus .
Material Fund Changes
On April 3, 2025, the shareholders of John Hancock Funds II Small Cap Value Fund (the Acquired Fund) voted to approve an Agreement and Plan of Reorganization pursuant to which the Acquired Fund transferred all of its assets to the fund (the Acquiring Fund) in exchange for corresponding shares of the Acquiring Fund. The effective time of the reorganization occurred immediately after the close of regularly scheduled trading on the New York Stock Exchange on April 25, 2025.
This is a summary of certain changes to the fund since 11-1-24 . For more complete information, please refer to the fund’s prospectus. The currently effective prospectus is available at jhinvestments.com/documents or by calling 800-225-5291.
Availability of Additional Information
At jhinvestments.com/documents, you can find additional information about the fund, including the fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information
You can also request this information by contacting us at 800-225-5291.
This report is for the information of the shareholders in this fund. It is not authorized for distribution to prospective investors unless preceded or accompanied by the fund's prospectus.
John Hancock Investment Management Distributors LLC, Member FINRA, SIPC, 200 Berkeley Street, Boston, MA 02116, 800-225-5291, jhinvestments.com
Manulife, Manulife Investments, Stylized M Design, and Manulife Investments & Stylized M Design are trademarks of The Manufacturers Life Insurance Company and John Hancock and the Stylized John Hancock Design are trademarks of John Hancock Life Insurance Company (U.S.A.). Each are used by it and by its affiliates under license.
NOT FDIC INSURED. MAY LOSE VALUE. NO BANK GUARANTEE. NOT INSURED BY ANY GOVERNMENT AGENCY.

MF4947077

445A-R6

10/25

12/25

John Hancock Small Cap Core Fund

ITEM 2. CODE OF ETHICS.

As of the end of the year, October 31, 2025, the registrant has adopted a code of ethics, as defined in Item 2 of Form N-CSR, that applies to its Chief Executive Officer, Chief Financial Officer and Treasurer (respectively, the principal executive officer, the principal financial officer and the principal accounting officer, the "Covered Officers"). A copy of the code of ethics is filed as an exhibit to this Form N-CSR.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

Frances G. Rathke and William K. Bacic are audit committee financial experts and are "independent", pursuant to general instructions on Form N-CSR Item 3.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

(a) Audit Fees

The aggregate fees billed for professional services rendered by the principal accountant for the audits of the registrant's annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements amounted to $146,039 and $141,240 for the fiscal years ended October 31, 2025 and October 31, 2024, respectively. These fees were billed to the registrant and were approved by the registrant's audit committee.

(b) Audit-Related Services

Audit-related fees for assurance and related services by the principal accountant are billed to the registrant or to the registrant's investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the adviser ("control affiliates") that provides ongoing services to the registrant. The nature of the services provided was affiliated service provider internal controls reviews, a software licensing fee, and reviews related to supplemental regulatory filings. Amounts billed to the registrant were $2,535 and $2,051 for fiscal years ended October 31, 2025 and October 31, 2024, respectively.

Amounts billed to control affiliates were $137,100 and $132,464 for the fiscal years ended October 31, 2025 and October 31, 2024, respectively.

(c) Tax Fees

The aggregate fees billed for professional services rendered by the principal accountant for tax compliance, tax advice and tax planning ("tax fees") amounted to $14,459 and $14,459 for the fiscal years ended October 31, 2025 and October 31, 2024, respectively. The nature of the services comprising the tax fees was the review of the registrant's tax returns and tax distribution requirements. These fees were billed to the registrant and were approved by the registrant's audit committee.

(d) All Other Fees

Other fees amounted to $0 and $1,108 for the fiscal years ended October 31, 2025 and October 31, 2024, respectively. The nature of the services comprising all other fees is advisory services provided to the investment manager. These fees were approved by the registrant's audit committee.

(e)(1) Audit Committee Pre-Approval Policies and Procedures

The registrant's Audit Committee must pre-approve all audit and non-audit services provided by the independent registered public accounting firm (the "Auditor") relating to the operations or financial reporting of the funds. Prior to the commencement of any audit or non-audit services to a fund, the Audit Committee reviews the services to determine whether they are appropriate and permissible under applicable law.

The registrant's Audit Committee has adopted policies and procedures to, among other purposes, provide a framework for the Committee's consideration of audit-related and non-audit services by the Auditor. The policies and procedures require that any audit-related and non-audit service provided by the Auditor and any non-audit service provided by the Auditor to a fund service provider that relates directly to the operations and financial reporting of a fund are subject to approval by the Audit Committee before such service is provided. Audit-related services provided by the Auditor that are expected to exceed $25,000 per instance/per fund are subject to specific pre-approval by the Audit Committee. Tax services provided by the Auditor that are expected to exceed $30,000 per instance/per fund are subject to specific pre-approval by the Audit Committee.

All audit services, as well as the audit-related and non-audit services that are expected to exceed the amounts stated above, must be approved in advance of provision of the service by formal resolution of the Audit Committee. At the regularly scheduled Audit Committee meetings, the Committee reviews a report summarizing the services, including fees, provided by the Auditor.

(e)(2) Services approved pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X

Audit-Related Fees, Tax Fees and All Other Fees

There were no amounts that were approved by the Audit Committee pursuant to the de minimis exception under Rule 2-01 of Regulation S-X.

(f) According to the registrant's principal accountant for the fiscal year ended October 31, 2025, the percentage of hours spent on the audit of the registrant's financial statements for the most recent fiscal year that were attributed to work performed by persons who were not full-time, permanent employees of principal accountant was less than 50%.

(g) The aggregate non-audit fees billed by the registrant's principal accountant for non-audit services rendered to the registrant and rendered to the registrant's control affiliates were $563,456 for the fiscal year ended October 31, 2025 and $840,650 for the fiscal year ended October 31, 2024.

(h) The audit committee of the registrant has considered the non-audit services provided by the registrant's principal accountant to the control affiliates and has determined that the services that were not pre-approved are compatible with maintaining the principal accountant's independence.

(i) Not applicable.

(j) Not applicable.

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS.

The registrant has a separately-designated standing audit committee comprised of independent trustees. The members of the audit committee are as follows:

Frances G. Rathke – Chairperson

William H. Cunningham

William K. Bacic

ITEM 6. SCHEDULE OF INVESTMENTS.

(a) Refer to information included in Item 7.

(b) Not applicable.

ITEM 7. FINANCIAL STATEMENTS AND FINANCIAL HIGHLIGHTS FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES.

The Registrant prepared financial statements and financial highlights for the year ended October 31, 2025 for the following funds:

  John Hancock Fundamental Large Cap Core Fund

  John Hancock Infrastructure Fund

  John Hancock Small Cap Core Fund

Annual Financial Statements & Other N-CSR Items
John Hancock
Fundamental Large Cap Core Fund
U.S. equity
October 31, 2025

John Hancock
Fundamental Large Cap Core Fund

2	Fund’s investments
5	Financial statements
9	Financial highlights
17	Notes to financial statements
26	Report of independent registered public accounting firm
27	Tax information
28	Evaluation of advisory and subadvisory agreements by the Board of Trustees
1	JOHN HANCOCK FUNDAMENTAL LARGE CAP CORE FUND |

Fund’s investments
AS OF 10-31-25
	Shares	Value
Common stocks 100.1%		$6,322,828,111
(Cost $3,462,944,754)
Communication services 13.0%		820,038,285
Entertainment 3.4%
Liberty Media Corp.-Liberty Formula One, Series C (A)	1,506,971	150,471,054
The Walt Disney Company	538,500	60,645,870
Interactive media and services 9.6%
Alphabet, Inc., Class A	1,830,636	514,756,539
Meta Platforms, Inc., Class A	142,130	92,149,986
Media 0.0%
Comcast Corp., Class A	72,385	2,014,836
Consumer discretionary 16.2%		1,021,585,119
Automobile components 0.0%
Mobileye Global, Inc., Class A (A)	120,988	1,590,992
Automobiles 2.8%
Ferrari NV	237,692	96,015,683
Tesla, Inc. (A)	167,669	76,550,959
Broadline retail 9.1%
Amazon.com, Inc. (A)	2,091,998	510,907,752
eBay, Inc.	803,085	65,298,841
Hotels, restaurants and leisure 1.7%
Las Vegas Sands Corp.	1,185,230	70,343,401
Starbucks Corp.	462,846	37,430,356
Household durables 2.6%
Lennar Corp., Class A	1,307,286	161,802,788
Textiles, apparel and luxury goods 0.0%
Lululemon Athletica, Inc. (A)	9,642	1,644,347
Consumer staples 1.3%		82,323,993
Beverages 0.7%
Anheuser-Busch InBev SA/NV, ADR	343,693	20,930,904
Diageo PLC, ADR	229,876	21,169,281
Consumer staples distribution and retail 0.6%
Sysco Corp.	541,516	40,223,808
Energy 4.0%		251,261,764
Oil, gas and consumable fuels 4.0%
Cheniere Energy, Inc.	1,185,197	251,261,764
SEE NOTES TO FINANCIAL STATEMENTS	| JOHN HANCOCK FUNDAMENTAL LARGE CAP CORE FUND	2

	Shares	Value
Financials 9.3%		$591,653,578
Capital markets 9.3%
KKR & Company, Inc.	1,517,887	179,611,569
Morgan Stanley	929,110	152,374,040
Nasdaq, Inc.	1,674,537	143,156,168
The Goldman Sachs Group, Inc.	147,601	116,511,801
Health care 15.5%		981,607,958
Health care equipment and supplies 4.9%
Becton, Dickinson and Company	325,217	58,119,530
GE HealthCare Technologies, Inc.	816,948	61,230,253
Hologic, Inc. (A)	2,622,839	193,854,030
Health care providers and services 5.5%
Elevance Health, Inc.	350,321	111,121,821
McKesson Corp.	126,610	102,723,757
UnitedHealth Group, Inc.	391,819	133,829,698
Life sciences tools and services 4.0%
Danaher Corp.	547,958	118,019,194
Thermo Fisher Scientific, Inc.	236,198	134,016,383
Pharmaceuticals 1.1%
GSK PLC, ADR	1,465,926	68,693,292
Industrials 6.0%		378,740,122
Aerospace and defense 3.0%
General Dynamics Corp.	96,470	33,272,503
Lockheed Martin Corp.	259,396	127,591,704
RTX Corp.	167,139	29,834,312
Machinery 0.3%
Fortive Corp.	367,578	18,503,877
Trading companies and distributors 2.7%
United Rentals, Inc.	194,607	169,537,726
Information technology 33.7%		2,126,046,155
IT services 0.6%
Accenture PLC, Class A	150,750	37,702,575
Semiconductors and semiconductor equipment 10.9%
Analog Devices, Inc.	607,096	142,139,386
KLA Corp.	165,170	199,647,586
Taiwan Semiconductor Manufacturing Company, Ltd., ADR	791,950	237,925,539
Texas Instruments, Inc.	645,664	104,248,909
Software 15.6%
Adobe, Inc. (A)	422,881	143,910,633
Microsoft Corp.	862,445	446,582,645
Oracle Corp.	378,551	99,411,278
3	JOHN HANCOCK FUNDAMENTAL LARGE CAP CORE FUND |	SEE NOTES TO FINANCIAL STATEMENTS

	Shares	Value
Information technology (continued)
Software (continued)
Salesforce, Inc.	502,679	$130,902,638
Workday, Inc., Class A (A)	691,841	165,986,493
Technology hardware, storage and peripherals 6.6%
Apple, Inc.	1,105,921	299,007,861
Samsung Electronics Company, Ltd.	1,575,274	118,580,612
Real estate 1.1%		69,571,137
Specialized REITs 1.1%
American Tower Corp.	237,737	42,550,168
Millrose Properties, Inc., Class A	838,900	27,020,969

Total investments (Cost $3,462,944,754) 100.1%	$6,322,828,111
Other assets and liabilities, net (0.1%)	(9,430,854)
Total net assets 100.0%	$6,313,397,257

The percentage shown for each investment category is the total value of the category as a percentage of the net assets of the fund.
Security Abbreviations and Legend
ADR	American Depositary Receipt
(A)	Non-income producing security.
At 10-31-25, the aggregate cost of investments for federal income tax purposes was $3,475,055,543. Net unrealized appreciation aggregated to $2,847,772,568, of which $2,887,268,829 related to gross unrealized appreciation and $39,496,261 related to gross unrealized depreciation.
SEE NOTES TO FINANCIAL STATEMENTS	| JOHN HANCOCK FUNDAMENTAL LARGE CAP CORE FUND	4

Financial statements
STATEMENT OF ASSETS AND LIABILITIES 10-31-25

Assets
Unaffiliated investments, at value (Cost $3,462,944,754)	$6,322,828,111
Cash	272,305
Dividends and interest receivable	2,927,164
Receivable for fund shares sold	1,494,964
Receivable for investments sold	2,650,448
Other assets	320,047
Total assets	6,330,493,039
Liabilities
Payable for fund shares repurchased	12,483,383
Payable to affiliates
Investment management fees	3,265,230
Accounting and legal services fees	217,018
Transfer agent fees	299,553
Distribution and service fees	553,372
Trustees’ fees	5,282
Other liabilities and accrued expenses	271,944
Total liabilities	17,095,782
Net assets	$6,313,397,257
Net assets consist of
Paid-in capital	$2,826,523,204
Total distributable earnings (loss)	3,486,874,053
Net assets	$6,313,397,257
5	JOHN HANCOCK Fundamental Large Cap Core Fund |	SEE NOTES TO FINANCIAL STATEMENTS

STATEMENT OF ASSETS AND LIABILITIES 10-31-25  (continued)

Net asset value per share
Based on net asset value and shares outstanding - the fund has an unlimited number of shares authorized with no par value
Class A ($2,366,063,514 ÷ 32,275,935 shares)[1]	$73.31
Class C ($30,727,879 ÷ 530,378 shares)[1]	$57.94
Class I ($799,191,881 ÷ 10,153,041 shares)	$78.71
Class R2 ($5,993,590 ÷ 76,905 shares)	$77.94[2]
Class R4 ($112,143 ÷ 1,437 shares)	$78.03[3]
Class R5 ($500,760 ÷ 6,336 shares)	$79.03
Class R6 ($820,571,812 ÷ 10,372,392 shares)	$79.11
Class NAV ($2,290,235,678 ÷ 28,963,897 shares)	$79.07
Maximum offering price per share
Class A (net asset value per share ÷ 95%)[4]	$77.17

[1]	Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.
[2]	Net asset value, offering price and redemption price per share of $77.94 is calculated using Net assets of $5,993,589.41 and Shares outstanding of 76,904.926.
[3]	Net asset value, offering price and redemption price per share of $78.03 is calculated using Net assets of $112,143.18 and Shares outstanding of 1,437.164.
[4]	On single retail sales of less than $50,000. On sales of $50,000 or more and on group sales the offering price is reduced.
SEE NOTES TO FINANCIAL STATEMENTS	| JOHN HANCOCK Fundamental Large Cap Core Fund	6

STATEMENT OF OPERATIONS For the year ended 10-31-25

Investment income
Dividends	$62,956,339
Interest	2,387,374
Less foreign taxes withheld	(1,267,766)
Total investment income	64,075,947
Expenses
Investment management fees	35,932,017
Distribution and service fees	5,875,751
Accounting and legal services fees	1,144,875
Transfer agent fees	3,501,421
Trustees’ fees	145,474
Custodian fees	658,557
State registration fees	152,590
Printing and postage	177,619
Professional fees	233,460
Other	168,983
Total expenses	47,990,747
Less expense reductions	(505,456)
Net expenses	47,485,291
Net investment income	16,590,656
Realized and unrealized gain (loss)
Net realized gain (loss) on
Unaffiliated investments and foreign currency transactions	682,104,440
682,104,440
Change in net unrealized appreciation (depreciation) of
Unaffiliated investments and translation of assets and liabilities in foreign currencies	97,930,472
97,930,472
Net realized and unrealized gain	780,034,912
Increase in net assets from operations	$796,625,568
7	JOHN HANCOCK Fundamental Large Cap Core Fund |	SEE NOTES TO FINANCIAL STATEMENTS

STATEMENTS OF CHANGES IN NET ASSETS

	Year ended 10-31-25	Year ended 10-31-24
Increase (decrease) in net assets
From operations
Net investment income	$16,590,656	$27,015,566
Net realized gain	682,104,440	656,746,699
Change in net unrealized appreciation (depreciation)	97,930,472	978,441,875
Increase in net assets resulting from operations	796,625,568	1,662,204,140
Distributions to shareholders
From earnings
Class A	(269,653,949)	(127,714,472)
Class C	(5,848,223)	(3,548,069)
Class I	(94,361,167)	(47,724,891)
Class R2	(651,008)	(336,861)
Class R4	(13,168)	(7,203)
Class R5	(52,772)	(34,104)
Class R6	(67,372,494)	(35,230,530)
Class NAV	(208,492,641)	(116,044,864)
Total distributions	(646,445,422)	(330,640,994)
From fund share transactions	531,259,322	(339,563,835)
Total increase	681,439,468	991,999,311
Net assets
Beginning of year	5,631,957,789	4,639,958,478
End of year	$6,313,397,257	$5,631,957,789
SEE NOTES TO FINANCIAL STATEMENTS	| JOHN HANCOCK Fundamental Large Cap Core Fund	8

Financial highlights
CLASS A SHARES Period ended	10-31-25	10-31-24	10-31-23	10-31-22	10-31-21
Per share operating performance
Net asset value, beginning of period	$72.59	$56.46	$54.43	$76.05	$50.84
Net investment income (loss)[1]	0.06	0.20	0.14	0.08	(0.03)
Net realized and unrealized gain (loss) on investments	9.36	20.09	5.30	(16.10)	25.42
Total from investment operations	9.42	20.29	5.44	(16.02)	25.39
Less distributions
From net investment income	(0.23)	(0.17)	(0.12)	—	(0.18)
From net realized gain	(8.47)	(3.99)	(3.29)	(5.60)	—
Total distributions	(8.70)	(4.16)	(3.41)	(5.60)	(0.18)
Net asset value, end of period	$73.31	$72.59	$56.46	$54.43	$76.05
Total return (%)[2,3]	14.01	37.14	10.75	(22.73)	50.04
Ratios and supplemental data
Net assets, end of period (in millions)	$2,366	$2,264	$1,746	$1,670	$2,242
Ratios (as a percentage of average net assets):
Expenses before reductions	1.01	1.02	1.03	1.02	1.02
Expenses including reductions	1.00	1.02	1.02	1.01	1.01
Net investment income (loss)	0.09	0.30	0.24	0.12	(0.04)
Portfolio turnover (%)	49	19	19	26	16

[1]	Based on average daily shares outstanding.
[2]	Total returns would have been lower had certain expenses not been reduced during the applicable periods.
[3]	Does not reflect the effect of sales charges, if any.
9	JOHN HANCOCK Fundamental Large Cap Core Fund |	SEE NOTES TO FINANCIAL STATEMENTS

CLASS C SHARES Period ended	10-31-25	10-31-24	10-31-23	10-31-22	10-31-21
Per share operating performance
Net asset value, beginning of period	$59.29	$46.95	$46.04	$65.65	$44.08
Net investment loss[1]	(0.36)	(0.25)	(0.24)	(0.34)	(0.46)
Net realized and unrealized gain (loss) on investments	7.48	16.58	4.44	(13.67)	22.03
Total from investment operations	7.12	16.33	4.20	(14.01)	21.57
Less distributions
From net realized gain	(8.47)	(3.99)	(3.29)	(5.60)	—
Net asset value, end of period	$57.94	$59.29	$46.95	$46.04	$65.65
Total return (%)[2,3]	13.16	36.11	9.93	(23.32)	48.93
Ratios and supplemental data
Net assets, end of period (in millions)	$31	$43	$44	$53	$89
Ratios (as a percentage of average net assets):
Expenses before reductions	1.77	1.78	1.78	1.77	1.77
Expenses including reductions	1.76	1.77	1.78	1.76	1.76
Net investment loss	(0.66)	(0.45)	(0.51)	(0.64)	(0.79)
Portfolio turnover (%)	49	19	19	26	16

[1]	Based on average daily shares outstanding.
[2]	Total returns would have been lower had certain expenses not been reduced during the applicable periods.
[3]	Does not reflect the effect of sales charges, if any.
SEE NOTES TO FINANCIAL STATEMENTS	| JOHN HANCOCK Fundamental Large Cap Core Fund	10

CLASS I SHARES Period ended	10-31-25	10-31-24	10-31-23	10-31-22	10-31-21
Per share operating performance
Net asset value, beginning of period	$77.33	$59.91	$57.56	$80.04	$53.47
Net investment income[1]	0.24	0.39	0.30	0.25	0.14
Net realized and unrealized gain (loss) on investments	10.02	21.34	5.61	(17.01)	26.73
Total from investment operations	10.26	21.73	5.91	(16.76)	26.87
Less distributions
From net investment income	(0.41)	(0.32)	(0.27)	(0.12)	(0.30)
From net realized gain	(8.47)	(3.99)	(3.29)	(5.60)	—
Total distributions	(8.88)	(4.31)	(3.56)	(5.72)	(0.30)
Net asset value, end of period	$78.71	$77.33	$59.91	$57.56	$80.04
Total return (%)[2]	14.29	37.46	11.03	(22.55)	50.42
Ratios and supplemental data
Net assets, end of period (in millions)	$799	$832	$666	$672	$941
Ratios (as a percentage of average net assets):
Expenses before reductions	0.77	0.78	0.78	0.77	0.77
Expenses including reductions	0.76	0.77	0.78	0.76	0.76
Net investment income	0.33	0.55	0.49	0.37	0.20
Portfolio turnover (%)	49	19	19	26	16

[1]	Based on average daily shares outstanding.
[2]	Total returns would have been lower had certain expenses not been reduced during the applicable periods.
11	JOHN HANCOCK Fundamental Large Cap Core Fund |	SEE NOTES TO FINANCIAL STATEMENTS

CLASS R2 SHARES Period ended	10-31-25	10-31-24	10-31-23	10-31-22	10-31-21
Per share operating performance
Net asset value, beginning of period	$76.63	$59.40	$57.06	$79.54	$53.16
Net investment income (loss)[1]	(0.02)	0.13	0.08	—[2]	(0.12)
Net realized and unrealized gain (loss) on investments	9.93	21.18	5.58	(16.88)	26.60
Total from investment operations	9.91	21.31	5.66	(16.88)	26.48
Less distributions
From net investment income	(0.13)	(0.09)	(0.03)	—	(0.10)
From net realized gain	(8.47)	(3.99)	(3.29)	(5.60)	—
Total distributions	(8.60)	(4.08)	(3.32)	(5.60)	(0.10)
Net asset value, end of period	$77.94	$76.63	$59.40	$57.06	$79.54
Total return (%)[3]	13.88	36.99	10.64	(22.84)	49.87
Ratios and supplemental data
Net assets, end of period (in millions)	$6	$6	$5	$6	$9
Ratios (as a percentage of average net assets):
Expenses before reductions	1.12	1.14	1.14	1.14	1.14
Expenses including reductions	1.12	1.13	1.13	1.13	1.13
Net investment income (loss)	(0.02)	0.19	0.14	—[4]	(0.17)
Portfolio turnover (%)	49	19	19	26	16

[1]	Based on average daily shares outstanding.
[2]	Less than $0.005 per share.
[3]	Total returns would have been lower had certain expenses not been reduced during the applicable periods.
[4]	Less than 0.005%.
SEE NOTES TO FINANCIAL STATEMENTS	| JOHN HANCOCK Fundamental Large Cap Core Fund	12

CLASS R4 SHARES Period ended	10-31-25	10-31-24	10-31-23	10-31-22	10-31-21
Per share operating performance
Net asset value, beginning of period	$76.71	$59.47	$57.16	$79.54	$53.15
Net investment income[1]	0.14	0.32	0.21	0.15	0.04
Net realized and unrealized gain (loss) on investments	9.96	21.15	5.58	(16.90)	26.58
Total from investment operations	10.10	21.47	5.79	(16.75)	26.62
Less distributions
From net investment income	(0.31)	(0.24)	(0.19)	(0.03)	(0.23)
From net realized gain	(8.47)	(3.99)	(3.29)	(5.60)	—
Total distributions	(8.78)	(4.23)	(3.48)	(5.63)	(0.23)
Net asset value, end of period	$78.03	$76.71	$59.47	$57.16	$79.54
Total return (%)[2]	14.14	37.30	10.88	(22.67)	50.20
Ratios and supplemental data
Net assets, end of period (in millions)	$—[3]	$—[3]	$1	$2	$2
Ratios (as a percentage of average net assets):
Expenses before reductions	1.01	1.02	1.02	1.01	1.01
Expenses including reductions	0.90	0.91	0.91	0.90	0.90
Net investment income	0.19	0.45	0.35	0.23	0.06
Portfolio turnover (%)	49	19	19	26	16

[1]	Based on average daily shares outstanding.
[2]	Total returns would have been lower had certain expenses not been reduced during the applicable periods.
[3]	Less than $500,000.
13	JOHN HANCOCK Fundamental Large Cap Core Fund |	SEE NOTES TO FINANCIAL STATEMENTS

CLASS R5 SHARES Period ended	10-31-25	10-31-24	10-31-23	10-31-22	10-31-21
Per share operating performance
Net asset value, beginning of period	$77.61	$60.10	$57.74	$80.26	$53.61
Net investment income[1]	0.28	0.44	0.33	0.29	0.19
Net realized and unrealized gain (loss) on investments	10.06	21.42	5.63	(17.06)	26.79
Total from investment operations	10.34	21.86	5.96	(16.77)	26.98
Less distributions
From net investment income	(0.45)	(0.36)	(0.31)	(0.15)	(0.33)
From net realized gain	(8.47)	(3.99)	(3.29)	(5.60)	—
Total distributions	(8.92)	(4.35)	(3.60)	(5.75)	(0.33)
Net asset value, end of period	$79.03	$77.61	$60.10	$57.74	$80.26
Total return (%)[2]	14.37	37.55	11.09	(22.50)	50.50
Ratios and supplemental data
Net assets, end of period (in millions)	$1	$—[3]	$—[3]	$1	$1
Ratios (as a percentage of average net assets):
Expenses before reductions	0.71	0.72	0.72	0.71	0.71
Expenses including reductions	0.70	0.71	0.71	0.70	0.70
Net investment income	0.39	0.61	0.54	0.43	0.26
Portfolio turnover (%)	49	19	19	26	16

[1]	Based on average daily shares outstanding.
[2]	Total returns would have been lower had certain expenses not been reduced during the applicable periods.
[3]	Less than $500,000.
SEE NOTES TO FINANCIAL STATEMENTS	| JOHN HANCOCK Fundamental Large Cap Core Fund	14

CLASS R6 SHARES Period ended	10-31-25	10-31-24	10-31-23	10-31-22	10-31-21
Per share operating performance
Net asset value, beginning of period	$77.68	$60.15	$57.79	$80.32	$53.64
Net investment income[1]	0.31	0.47	0.36	0.32	0.22
Net realized and unrealized gain (loss) on investments	10.08	21.44	5.63	(17.07)	26.81
Total from investment operations	10.39	21.91	5.99	(16.75)	27.03
Less distributions
From net investment income	(0.49)	(0.39)	(0.34)	(0.18)	(0.35)
From net realized gain	(8.47)	(3.99)	(3.29)	(5.60)	—
Total distributions	(8.96)	(4.38)	(3.63)	(5.78)	(0.35)
Net asset value, end of period	$79.11	$77.68	$60.15	$57.79	$80.32
Total return (%)[2]	14.41	37.63	11.15	(22.46)	50.59
Ratios and supplemental data
Net assets, end of period (in millions)	$821	$594	$495	$478	$593
Ratios (as a percentage of average net assets):
Expenses before reductions	0.66	0.67	0.67	0.66	0.66
Expenses including reductions	0.66	0.66	0.67	0.65	0.65
Net investment income	0.43	0.66	0.60	0.48	0.31
Portfolio turnover (%)	49	19	19	26	16

[1]	Based on average daily shares outstanding.
[2]	Total returns would have been lower had certain expenses not been reduced during the applicable periods.
15	JOHN HANCOCK Fundamental Large Cap Core Fund |	SEE NOTES TO FINANCIAL STATEMENTS

CLASS NAV SHARES Period ended	10-31-25	10-31-24	10-31-23	10-31-22	10-31-21
Per share operating performance
Net asset value, beginning of period	$77.64	$60.13	$57.77	$80.29	$53.62
Net investment income[1]	0.33	0.48	0.37	0.33	0.23
Net realized and unrealized gain (loss) on investments	10.06	21.41	5.63	(17.06)	26.80
Total from investment operations	10.39	21.89	6.00	(16.73)	27.03
Less distributions
From net investment income	(0.49)	(0.39)	(0.35)	(0.19)	(0.36)
From net realized gain	(8.47)	(3.99)	(3.29)	(5.60)	—
Total distributions	(8.96)	(4.38)	(3.64)	(5.79)	(0.36)
Net asset value, end of period	$79.07	$77.64	$60.13	$57.77	$80.29
Total return (%)[2]	14.41	37.62	11.18	(22.47)	50.60
Ratios and supplemental data
Net assets, end of period (in millions)	$2,290	$1,892	$1,684	$1,759	$2,425
Ratios (as a percentage of average net assets):
Expenses before reductions	0.66	0.66	0.67	0.65	0.65
Expenses including reductions	0.65	0.65	0.66	0.65	0.64
Net investment income	0.44	0.67	0.61	0.49	0.33
Portfolio turnover (%)	49	19	19	26	16

[1]	Based on average daily shares outstanding.
[2]	Total returns would have been lower had certain expenses not been reduced during the applicable periods.
SEE NOTES TO FINANCIAL STATEMENTS	| JOHN HANCOCK Fundamental Large Cap Core Fund	16

Notes to financial statements
Note 1—Organization
John Hancock Fundamental Large Cap Core Fund (the fund) is a series of John Hancock Investment Trust (the Trust), an open-end management investment company organized as a Massachusetts business trust and registered under the Investment Company Act of 1940, as amended (the 1940 Act). The investment objective of the fund is to seek long-term capital appreciation.
The fund may offer multiple classes of shares. The shares currently outstanding are detailed in the Statement of assets and liabilities. Class A and Class C shares are offered to all investors. Class I shares are offered to institutions and certain investors. Class R2, Class R4 and Class R5 shares are available only to certain retirement and 529 plans. Class R6 shares are only available to certain retirement plans, institutions and other investors. Class NAV shares are offered to John Hancock affiliated funds of funds, retirement plans for employees of John Hancock and/or Manulife Financial Corporation, and certain 529 plans. Class C shares convert to Class A shares eight years after purchase (certain exclusions may apply). Shareholders of each class have exclusive voting rights to matters that affect that class. The distribution and service fees, if any, and transfer agent fees for each class may differ.
Note 2—Significant accounting policies
The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (US GAAP), which require management to make certain estimates and assumptions as of the date of the financial statements. Actual results could differ from those estimates and those differences could be significant. The fund qualifies as an investment company under Topic 946 of Accounting Standards Codification of US GAAP.
Events or transactions occurring after the end of the fiscal period through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the fund:
Security valuation. Investments are stated at value as of the scheduled close of regular trading on the New York Stock Exchange (NYSE), normally at 4:00 P.M., Eastern Time. In case of emergency or other disruption resulting in the NYSE not opening for trading or the NYSE closing at a time other than the regularly scheduled close, the net asset value (NAV) may be determined as of the regularly scheduled close of the NYSE pursuant to the Valuation Policies and Procedures of the Advisor, John Hancock Investment Management LLC, the fund’s valuation designee.
In order to value the securities, the fund uses the following valuation techniques: Equity securities, including exchange-traded or closed-end funds, are typically valued at the last sale price or official closing price on the exchange or principal market where the security trades. In the event there were no sales during the day or closing prices are not available, the securities are valued using the last available bid price. Foreign securities and currencies are valued in U.S. dollars based on foreign currency exchange rates supplied by an independent pricing vendor.
In certain instances, the Pricing Committee of the Advisor may determine to value equity securities using prices obtained from another exchange or market if trading on the exchange or market on which prices are typically obtained did not open for trading as scheduled, or if trading closed earlier than scheduled, and trading occurred as normal on another exchange or market.
Other portfolio securities and assets, for which reliable market quotations are not readily available, are valued at fair value as determined in good faith by the Pricing Committee following procedures established by the Advisor and adopted by the Board of Trustees. The frequency with which these fair valuation procedures are used cannot be predicted and fair value of securities may differ significantly from the value that would have been used had a ready market for such securities existed. Trading in foreign securities may be completed before the scheduled daily close of trading on the NYSE. Significant events at the issuer or market level may affect the values of securities between the time when the valuation of the securities is generally determined and the close of the NYSE. If a significant event occurs, these securities may be fair valued, as determined in good faith by the Pricing Committee,
17	JOHN HANCOCK Fundamental Large Cap Core Fund |

following procedures established by the Advisor and adopted by the Board of Trustees. The Advisor uses fair value adjustment factors provided by an independent pricing vendor to value certain foreign securities in order to adjust for events that may occur between the close of foreign exchanges or markets and the close of the NYSE.
The fund uses a three tier hierarchy to prioritize the pricing assumptions, referred to as inputs, used in valuation techniques to measure fair value. Level 1 includes securities valued using quoted prices in active markets for identical securities, including registered investment companies. Level 2 includes securities valued using other significant observable inputs. Observable inputs may include quoted prices for similar securities, interest rates, prepayment speeds and credit risk. Prices for securities valued using these inputs are received from independent pricing vendors and brokers and are based on an evaluation of the inputs described. Level 3 includes securities valued using significant unobservable inputs when market prices are not readily available or reliable, including the Advisor’s assumptions in determining the fair value of investments. Factors used in determining value may include market or issuer specific events or trends, changes in interest rates and credit quality. The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. Changes in valuation techniques and related inputs may result in transfers into or out of an assigned level within the disclosure hierarchy.
The following is a summary of the values by input classification of the fund’s investments as of October 31, 2025, by major security category or type:
	Total value at 10-31-25	Level 1 quoted price	Level 2 significant observable inputs	Level 3 significant unobservable inputs
Investments in securities:
Assets
Common stocks
Communication services	$820,038,285	$820,038,285	—	—
Consumer discretionary	1,021,585,119	1,021,585,119	—	—
Consumer staples	82,323,993	82,323,993	—	—
Energy	251,261,764	251,261,764	—	—
Financials	591,653,578	591,653,578	—	—
Health care	981,607,958	981,607,958	—	—
Industrials	378,740,122	378,740,122	—	—
Information technology	2,126,046,155	2,007,465,543	$118,580,612	—
Real estate	69,571,137	69,571,137	—	—
Total investments in securities	$6,322,828,111	$6,204,247,499	$118,580,612	—
Real estate investment trusts. The fund may invest in real estate investment trusts (REITs). Distributions from REITs may be recorded as income and subsequently characterized by the REIT at the end of their fiscal year as a reduction of cost of investments and/or as a realized gain. As a result, the fund will estimate the components of distributions from these securities. Such estimates are revised when the actual components of the distributions are known.
Security transactions and related investment income. Investment security transactions are accounted for on a trade date plus one basis for daily NAV calculations. However, for financial reporting purposes, investment transactions are reported on trade date. Interest income is accrued as earned. Interest income includes coupon interest and amortization/accretion of premiums/discounts on debt securities. Debt obligations may be placed in a non-accrual status and related interest income may be reduced by stopping current accruals and writing off interest receivable when the collection of all or a portion of interest has become doubtful. Dividend income is recorded on ex-date, except for dividends of certain foreign securities where the dividend may not be known until
| JOHN HANCOCK Fundamental Large Cap Core Fund	18

after the ex-date. In those cases, dividend income, net of withholding taxes, is recorded when the fund becomes aware of the dividends. Non-cash dividends, if any, are recorded at the fair market value of the securities received. Gains and losses on securities sold are determined on the basis of identified cost and may include proceeds from litigation.
Foreign investing. Assets, including investments, and liabilities denominated in foreign currencies are translated into U.S. dollar values each day at the prevailing exchange rate. Purchases and sales of securities, income and expenses are translated into U.S. dollars at the prevailing exchange rate on the date of the transaction. The effect of changes in foreign currency exchange rates on the value of securities is reflected as a component of the realized and unrealized gains (losses) on investments. Foreign investments are subject to a decline in the value of a foreign currency versus the U.S. dollar, which reduces the dollar value of securities denominated in that currency.
Funds that invest internationally generally carry more risk than funds that invest strictly in U.S. securities. Risks can result from differences in economic and political conditions, regulations, market practices (including higher transaction costs), accounting standards and other factors.
Foreign taxes. The fund may be subject to withholding tax on income, capital gains or repatriations imposed by certain countries, a portion of which may be recoverable. Foreign taxes are accrued based upon the fund’s understanding of the tax rules and rates that exist in the foreign markets in which it invests. Taxes are accrued based on gains realized by the fund as a result of certain foreign security sales. In certain circumstances, estimated taxes are accrued based on unrealized appreciation of such securities. Investment income is recorded net of foreign withholding taxes.
Overdraft. The fund may have the ability to borrow from banks for temporary or emergency purposes, including meeting redemption requests that otherwise might require the untimely sale of securities. Pursuant to the fund’s custodian agreement, the custodian may loan money to the fund to make properly authorized payments. The fund is obligated to repay the custodian for any overdraft, including any related costs or expenses. The custodian may have a lien, security interest or security entitlement in any fund property that is not otherwise segregated or pledged, to the extent of any overdraft, and to the maximum extent permitted by law.
Line of credit. The fund and other affiliated funds have entered into a syndicated line of credit agreement with Citibank, N.A. as the administrative agent that enables them to participate in a $1 billion unsecured committed line of credit, which is in effect through July 13, 2026 unless extended or renewed. Excluding commitments designated for certain funds and subject to the needs of all other affiliated funds, the fund can borrow up to an aggregate commitment amount of $750 million, subject to asset coverage and other limitations as specified in the agreement. A commitment fee payable at the end of each calendar quarter, based on the average daily unused portion of the line of credit, is charged to each participating fund based on an asset-based allocation and is reflected in Other expenses on the Statement of operations. For the year ended October 31, 2025, the fund had no borrowings under the line of credit. Commitment fees for the year ended October 31, 2025 were $31,510.
Expenses. Within the John Hancock group of funds complex, expenses that are directly attributable to an individual fund are allocated to such fund. Expenses that are not readily attributable to a specific fund are allocated among all funds in an equitable manner, taking into consideration, among other things, the nature and type of expense and the fund’s relative net assets. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.
Class allocations. Income, common expenses and realized and unrealized gains (losses) are determined at the fund level and allocated daily to each class of shares based on the net assets of the class. Class-specific expenses, such as distribution and service fees, if any, and transfer agent fees, for all classes, are charged daily at the class level based on the net assets of each class and the specific expense rates applicable to each class.
Federal income taxes. The fund intends to continue to qualify as a regulated investment company by complying with the applicable provisions of the Internal Revenue Code and will not be subject to federal income tax on taxable income that is distributed to shareholders. Therefore, no federal income tax provision is required.
19	JOHN HANCOCK Fundamental Large Cap Core Fund |

As of October 31, 2025, the fund had no uncertain tax positions that would require financial statement recognition, derecognition or disclosure. The fund’s federal tax returns are subject to examination by the Internal Revenue Service for a period of three years.
Distribution of income and gains. Distributions to shareholders from net investment income and net realized gains, if any, are recorded on the ex-date. The fund generally declares and pays dividends annually. Capital gain distributions, if any, are typically distributed annually.
The tax character of distributions for the years ended October 31, 2025 and 2024 was as follows:
	October 31, 2025	October 31, 2024
Ordinary income	$33,782,013	$33,204,005
Long-term capital gains	612,663,409	297,436,989
Total	$646,445,422	$330,640,994
Distributions paid by the fund with respect to each class of shares are calculated in the same manner, at the same time and in the same amount, except for the effect of class level expenses that may be applied differently to each class. As of October 31, 2025, the components of distributable earnings on a tax basis consisted of $21,336,965 of undistributed ordinary income and $625,195,912 of undistributed long-term capital gains.
Such distributions and distributable earnings, on a tax basis, if any, are determined in conformity with income tax regulations, which may differ from US GAAP. Distributions in excess of tax basis earnings and profits, if any, are reported in the fund’s financial statements as a return of capital.
Capital accounts within the financial statements are adjusted for permanent book-tax differences at fiscal year end. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences, if any, will reverse in a subsequent period. Book-tax differences are primarily attributable to treating a portion of the proceeds from redemptions as distributions for tax purposes, wash sale loss deferrals and corporate actions.
Note 3—Guarantees and indemnifications
Under the Trust’s organizational documents, its Officers and Trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust, including the fund. Additionally, in the normal course of business, the fund enters into contracts with service providers that contain general indemnification clauses. The fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the fund that have not yet occurred. The risk of material loss from such claims is considered remote.
Note 4—Fees and transactions with affiliates
John Hancock Investment Management LLC (the Advisor) serves as investment advisor for the fund. John Hancock Investment Management Distributors LLC (the Distributor), an affiliate of the Advisor, serves as principal underwriter of the fund. The Advisor and the Distributor are indirect, principally owned subsidiaries of John Hancock Life Insurance Company (U.S.A.), which in turn is a subsidiary of Manulife Financial Corporation.
Management fee. The fund has an investment management agreement with the Advisor under which the fund pays a monthly management fee to the Advisor equivalent on an annual basis to the sum of: (a) 0.625% of the first $3 billion of the fund’s average daily net assets and (b) 0.600% of the fund’s average daily net assets in excess of $3 billion. The Advisor has a subadvisory agreement with Manulife Investment Management (US) LLC, an indirectly owned subsidiary of Manulife Financial Corporation and an affiliate of the Advisor. The fund is not responsible for payment of the subadvisory fees.
The Advisor has contractually agreed to waive a portion of its management fee and/or reimburse expenses for certain funds of the John Hancock group of funds complex, including the fund (the participating portfolios). This waiver is based upon aggregate net assets of all the participating portfolios. The amount of the reimbursement is
| JOHN HANCOCK Fundamental Large Cap Core Fund	20

calculated daily and allocated among all the participating portfolios in proportion to the daily net assets of each fund. During the year ended October 31, 2025, this waiver amounted to 0.01% of the fund’s average daily net assets. This agreement expires on July 31, 2027, unless renewed by mutual agreement of the fund and the Advisor based upon a determination that this is appropriate under the circumstances at that time.
The Advisor has contractually agreed to waive and/or reimburse a portion of the operating expenses for Class I shares of the fund to the extent they exceed 0.78% of its average daily net assets. This waiver and/or reimbursement exclude taxes, brokerage commissions, interest expense, acquired fund fees and expenses paid indirectly, short dividend expense, litigation and indemnification expenses and other extraordinary expenses not incurred in the ordinary course of the fund’s business, borrowing costs, and prime brokerage fees. The waiver and/or reimbursement will expire on February 28, 2026, unless renewed by mutual agreement of the fund and Advisor based upon determination that this is appropriate under the circumstances at the time. Prior to February 28, 2025, the Advisor had contractually agreed to waive and/or reimburse a portion of the operating expenses for Class C shares of the fund to the extent they exceeded 1.82% of its average daily net assets.
For the year ended October 31, 2025, the expense reductions described above amounted to the following:
Class	Expense reduction
Class A	$195,221
Class C	3,092
Class I	68,501
Class R2	499
Class R4	10
Class	Expense reduction
Class R5	$40
Class R6	56,137
Class NAV	181,843
Total	$505,343

Expenses waived or reimbursed in the current fiscal period are not subject to recapture in future fiscal periods.
The investment management fees, including the impact of the waivers and reimbursements as described above, incurred for the year ended October 31, 2025, were equivalent to a net annual effective rate of 0.60% of the fund’s average daily net assets.
Accounting and legal services. Pursuant to a service agreement, the fund reimburses the Advisor for all expenses associated with providing the administrative, financial, legal, compliance, accounting and recordkeeping services to the fund, including the preparation of all tax returns, periodic reports to shareholders and regulatory reports, among other services. These expenses are allocated to each share class based on its relative net assets at the time the expense was incurred. These accounting and legal services fees incurred, for the year ended October 31, 2025, amounted to an annual rate of 0.02% of the fund’s average daily net assets.
Distribution and service plans. The fund has a distribution agreement with the Distributor. The fund has adopted distribution and service plans for certain classes as detailed below pursuant to Rule 12b-1 under the 1940 Act, to pay the Distributor for services provided as the distributor of shares of the fund. In addition, under a service plan for certain classes as detailed below, the fund pays for certain other services. The fund may pay up to the following contractual rates of distribution and service fees under these arrangements, expressed as an annual percentage of average daily net assets for each class of the fund’s shares:
Class	Rule 12b-1 Fee	Service fee
Class A	0.25%	—
Class C	1.00%	—
Class R2	0.25%	0.25%
Class R4	0.25%	0.10%
Class R5	—	0.05%
21	JOHN HANCOCK Fundamental Large Cap Core Fund |

The fund’s Distributor has contractually agreed to waive 0.10% of Rule 12b-1 fees for Class R4 shares. The current waiver agreement expires on February 28, 2026, unless renewed by mutual agreement of the fund and the Distributor based upon a determination that this is appropriate under the circumstances at the time. This contractual waiver amounted to $113 for Class R4 shares for the year ended October 31, 2025.
Sales charges. Class A shares are assessed up-front sales charges, which resulted in payments to the Distributor amounting to $435,444 for the year ended October 31, 2025. Of this amount, $73,824 was retained and used for printing prospectuses, advertising, sales literature and other purposes and $361,620 was paid as sales commissions to broker-dealers.
Class A and Class C shares may be subject to contingent deferred sales charges (CDSCs). Certain Class A shares purchased, including those that are acquired through purchases of $1 million or more, and redeemed within one year of purchase are subject to a 1.00% CDSC. Class C shares that are redeemed within one year of purchase are subject to a 1.00% CDSC. CDSCs are applied to the lesser of the current market value at the time of redemption or the original purchase cost of the shares being redeemed. Proceeds from CDSCs are used to compensate the Distributor for providing distribution-related services in connection with the sale of these shares. During the year ended October 31, 2025, CDSCs received by the Distributor amounted to $2,114 and $1,990 for Class A and Class C shares, respectively.
Transfer agent fees. The John Hancock group of funds has a complex-wide transfer agent agreement with John Hancock Signature Services, Inc. (Signature Services), an affiliate of the Advisor. The transfer agent fees paid to Signature Services are determined based on the cost to Signature Services (Signature Services Cost) of providing recordkeeping services. It also includes out-of-pocket expenses, including payments made to third-parties for recordkeeping services provided to their clients who invest in one or more John Hancock funds. In addition, Signature Services Cost may be reduced by certain fees that Signature Services receives in connection with retirement and small accounts. Signature Services Cost is calculated monthly and allocated, as applicable, to three categories of share classes: Retail Share Classes of Non-Municipal Bond Funds, Retirement Share Classes and Retail Share Classes of Municipal Bond Funds. Within each of these categories, the applicable costs are allocated to the affected John Hancock affiliated funds and/or classes, based on the relative average daily net assets.
Class level expenses. Class level expenses for the year ended October 31, 2025 were as follows:
Class	Distribution and service fees	Transfer agent fees
Class A	$5,488,438	$2,536,433
Class C	360,006	40,322
Class I	—	890,733
Class R2	26,687	301
Class R4	395	6
Class R5	225	24
Class R6	—	33,602
Total	$5,875,751	$3,501,421
Trustee expenses. The fund compensates each Trustee who is not an employee of the Advisor or its affiliates. The costs of paying Trustee compensation and expenses are allocated to the fund based on its net assets relative to other funds within the John Hancock group of funds complex.
| JOHN HANCOCK Fundamental Large Cap Core Fund	22

Note 5—Fund share transactions
Transactions in fund shares for the years ended October 31, 2025 and 2024 were as follows:
	Year Ended 10-31-25		Year Ended 10-31-24
	Shares	Amount	Shares	Amount
Class A shares
Sold	2,556,218	$173,648,293	2,526,283	$168,959,711
Distributions reinvested	3,813,861	257,283,061	1,946,002	121,585,523
Repurchased	(5,288,868)	(359,711,223)	(4,192,275)	(280,796,303)
Net increase	1,081,211	$71,220,131	280,010	$9,748,931
Class C shares
Sold	45,318	$2,452,287	59,560	$3,205,265
Distributions reinvested	95,801	5,140,670	61,983	3,183,438
Repurchased	(328,201)	(17,734,600)	(338,841)	(18,417,375)
Net decrease	(187,082)	$(10,141,643)	(217,298)	$(12,028,672)
Class I shares
Sold	958,441	$69,802,699	1,097,949	$76,305,998
Distributions reinvested	1,102,012	79,653,443	602,446	40,014,439
Repurchased	(2,668,248)	(194,865,702)	(2,051,264)	(145,495,674)
Net decrease	(607,795)	$(45,409,560)	(350,869)	$(29,175,237)
Class R2 shares
Sold	4,517	$324,037	4,865	$351,097
Distributions reinvested	9,025	647,826	5,076	335,137
Repurchased	(13,206)	(929,218)	(17,735)	(1,253,397)
Net increase (decrease)	336	$42,645	(7,794)	$(567,163)
Class R4 shares
Sold	585	$42,794	144	$9,879
Distributions reinvested	183	13,168	109	7,203
Repurchased	(889)	(65,387)	(18,656)	(1,262,613)
Net decrease	(121)	$(9,425)	(18,403)	$(1,245,531)
Class R5 shares
Sold	315	$22,956	682	$48,201
Distributions reinvested	728	52,772	512	34,104
Repurchased	(626)	(45,761)	(3,228)	(242,074)
Net increase (decrease)	417	$29,967	(2,034)	$(159,769)
23	JOHN HANCOCK Fundamental Large Cap Core Fund |

	Year Ended 10-31-25		Year Ended 10-31-24
	Shares	Amount	Shares	Amount
Class R6 shares
Sold	4,301,656	$316,717,527	1,066,036	$76,105,370
Distributions reinvested	916,295	66,504,679	523,080	34,863,271
Repurchased	(2,493,092)	(183,744,250)	(2,164,207)	(154,291,769)
Net increase (decrease)	2,724,859	$199,477,956	(575,091)	$(43,323,128)
Class NAV shares
Sold	6,207,316	$445,861,162	102,420	$7,490,106
Distributions reinvested	2,874,175	208,492,641	1,741,892	116,044,864
Repurchased	(4,493,315)	(338,304,552)	(5,469,861)	(386,348,236)
Net increase (decrease)	4,588,176	$316,049,251	(3,625,549)	$(262,813,266)
Total net increase (decrease)	7,600,001	$531,259,322	(4,517,028)	$(339,563,835)
Affiliates of the fund owned 1% and 100%, respectively, of shares of Class R6 and Class NAV, respectively, on October 31, 2025. Such concentration of shareholders’ capital could have a material effect on the fund if such shareholders redeem from the fund.
Note 6—Purchase and sale of securities
Purchases and sales of securities, other than short-term investments, amounted to $2,832,768,567 and $2,865,424,086, respectively, for the year ended October 31, 2025.
Note 7—Industry or sector risk
The fund may invest a large percentage of its assets in one or more particular industries or sectors of the economy. If a large percentage of the fund’s assets are economically tied to a single or small number of industries or sectors of the economy, the fund will be less diversified than a more broadly diversified fund, and it may cause the fund to underperform if that industry or sector underperforms. In addition, focusing on a particular industry or sector may make the fund’s NAV more volatile. Further, a fund that invests in particular industries or sectors is particularly susceptible to the impact of market, economic, regulatory and other factors affecting those industries or sectors. Information technology companies can be significantly affected by rapid obsolescence, short product cycles, competition from new market entrants, and heightened cybersecurity risk, among other factors.
Note 8—Investment by affiliated funds
Certain investors in the fund are affiliated funds that are managed by the Advisor and its affiliates. The affiliated funds do not invest in the fund for the purpose of exercising management or control; however, this investment may represent a significant portion of the fund’s net assets. At October 31, 2025, funds within the John Hancock group of funds complex held 34.4% of the fund’s net assets. The following fund(s) had an affiliate ownership of 5% or more of the fund’s net assets:
Fund	Affiliated Concentration
John Hancock Funds II Multimanager Lifestyle Growth Portfolio	8.4%
John Hancock Variable Insurance Trust Managed Volatility Growth Portfolio	7.1%
| JOHN HANCOCK Fundamental Large Cap Core Fund	24

Note 9—Segment reporting
The management committee of the Advisor acts as the fund’s chief operating decision maker (the CODM), assessing performance and making decisions about resource allocation. The fund represents a single operating segment, as the CODM monitors and assesses the operating results of the fund as a whole, and the fund’s long-term strategic asset allocation is managed in accordance with the terms of its prospectus, based on a defined investment strategy which is executed by the portfolio management team of the fund’s subadvisor. Segment assets are reflected in the Statement of assets and liabilities as “Total assets”, which consists primarily of total investments at value. The financial information, including the measurement of profit and loss and significant expenses, provided to and reviewed by the CODM is consistent with that presented within the Statement of operations, which includes “Increase (decrease) in net assets from operations”, Statements of changes in net assets, which includes “Increase (decrease) in net assets from fund share transactions”, and Financial highlights, which includes total return and income and expense ratios.
Note 10—Subsequent event
On December 10, 2025, shareholders of John Hancock ESG Large Cap Core Fund (ESG Large Cap Core), a separate series of the Trust, voted to approve a merger of ESG Large Cap Core into the fund which will occur on or about January 9, 2026.
25	JOHN HANCOCK Fundamental Large Cap Core Fund |

Report of Independent Registered Public Accounting Firm

To the Board of Trustees of John Hancock Investment Trust and Shareholders of John Hancock Fundamental Large Cap Core Fund
Opinion on the Financial Statements
We have audited the accompanying statement of assets and liabilities, including the fund’s investments, of John Hancock Fundamental Large Cap Core Fund (one of the funds constituting John Hancock Investment Trust, referred to hereafter as the “Fund”) as of October 31, 2025, the related statement of operations for the year ended October 31, 2025, the statements of changes in net assets for each of the two years in the period ended October 31, 2025, including the related notes, and the financial highlights for each of the five years in the period ended October 31, 2025 (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund as of October 31, 2025, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period ended October 31, 2025 and the financial highlights for each of the five years in the period ended October 31, 2025 in conformity with accounting principles generally accepted in the United States of America.
Basis for Opinion
These financial statements are the responsibility of the Fund’s management. Our responsibility is to express an opinion on the Fund’s financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of October 31, 2025 by correspondence with the custodian and transfer agent. We believe that our audits provide a reasonable basis for our opinion.
/s/ PricewaterhouseCoopers LLP
Boston, Massachusetts
December 11, 2025
We have served as the auditor of one or more investment companies in the John Hancock group of funds since 1988.
| JOHN HANCOCK FUNDAMENTAL LARGE CAP CORE FUND	26

Tax information
(Unaudited)
For federal income tax purposes, the following information is furnished with respect to the distributions of the fund, if any, paid during its taxable year ended October 31, 2025.
The fund reports the maximum amount allowable of its net taxable income as eligible for the corporate dividends-received deduction.
The fund reports the maximum amount allowable of its net taxable income as qualified dividend income as provided in the Jobs and Growth Tax Relief Reconciliation Act of 2003.
The fund reports the maximum amount allowable as Section 163(j) Interest Dividends.
The fund paid $663,544,466 in long-term capital gain dividends.
The fund reports the maximum amount allowable of its Section 199A dividends as defined in Proposed Treasury Regulation §1.199A-3(d).
Eligible shareholders will be mailed a 2025 Form 1099-DIV in early 2026. This will reflect the tax character of all distributions paid in calendar year 2025.
Please consult a tax advisor regarding the tax consequences of your investment in the fund.
27	JOHN HANCOCK FUNDAMENTAL LARGE CAP CORE FUND |

EVALUATION OF ADVISORY AND SUBADVISORY AGREEMENTS BY THE BOARD OF TRUSTEES

This section describes the evaluation by the Board of Trustees (the Board) of John Hancock Investment Trust (the Trust) of the Advisory Agreement (the Advisory Agreement) with John Hancock Investment Management LLC (the Advisor) and the Subadvisory Agreement (the Subadvisory Agreement) with  Manulife Investment Management (US) LLC (the Subadvisor) for John Hancock Fundamental Large Cap Core Fund (the fund). The Advisory Agreement and Subadvisory Agreement are collectively referred to as the Agreements. Prior to the June 23-26, 2025 meeting at which the Agreements were approved, the Board also discussed and considered information regarding the proposed continuation of the Agreements at a meeting held on May 27-May 29, 2025. The Trustees who are not “interested persons” of the Trust as defined by the Investment Company Act of 1940, as amended (the 1940 Act) (the Independent Trustees) also met separately to evaluate and discuss the information presented, including with counsel to the Independent Trustees and a third-party consulting firm.
Approval of Advisory and Subadvisory Agreements
At a meeting held on June 23-26, 2025, the Board, including the Trustees who are not parties to any Agreement or considered to be interested persons of the Trust under the 1940 Act, reapproved for an annual period the continuation of the Advisory Agreement between the Trust and the Advisor and the Subadvisory Agreement between the Advisor and the Subadvisor with respect to the fund.
In considering the Advisory Agreement and the Subadvisory Agreement, the Board received in advance of the meetings a variety of materials relating to the fund, the Advisor and the Subadvisor, including comparative performance, fee and expense information for a peer group of similar funds prepared by an independent third-party provider of fund data, performance information for an applicable benchmark index; and, with respect to the Subadvisor, comparative performance information for comparably managed accounts, as applicable, and other information provided by the Advisor and the Subadvisor regarding the nature, extent and quality of services provided by the Advisor and the Subadvisor under their respective Agreements, as well as information regarding the Advisor’s revenues and costs of providing services to the fund and any compensation paid to affiliates of the Advisor. At the meetings at which the renewal of the Advisory Agreement and Subadvisory Agreement are considered, particular focus is given to information concerning fund performance, comparability of fees and total expenses, and profitability. However, the Board noted that the evaluation process with respect to the Advisor and the Subadvisor is an ongoing one. In this regard, the Board also took into account discussions with management and information provided to the Board (including its various committees) at prior meetings with respect to the services provided by the Advisor and the Subadvisor to the fund, including quarterly performance reports prepared by management containing reviews of investment results and prior presentations from the Subadvisor with respect to the fund. The information received and considered by the Board in connection with the May and June meetings and throughout the year was both written and oral. The Board noted the affiliation of the Subadvisor with the Advisor, noting any potential conflicts of interest. The Board also considered the nature, quality, and extent of non-advisory services, if any, to be provided to the fund by the Advisor’s affiliates, including distribution services. The Board considered the Advisory Agreement and the Subadvisory Agreement separately in the course of its review. In doing so, the Board noted the respective roles of the Advisor and Subadvisor in providing services to the fund.
Throughout the process, the Board asked questions of and requested additional information from management. The Board is assisted by counsel for the Trust and the Independent Trustees are also separately assisted by independent legal counsel throughout the process. The Independent Trustees also received a memorandum from their independent legal counsel discussing the legal standards for their consideration of the proposed continuation of the Agreements and discussed the proposed continuation of the Agreements in private sessions with their independent legal counsel at which no representatives of management were present.
| JOHN HANCOCK FUNDAMENTAL LARGE CAP CORE FUND	28

Approval of Advisory Agreement
In approving the Advisory Agreement with respect to the fund, the Board, including the Independent Trustees, considered a variety of factors, including those discussed below. The Board also considered other factors (including conditions and trends prevailing generally in the economy, the securities markets, and the industry) and did not treat any single factor as determinative, and each Trustee may have attributed different weights to different factors. The Board’s conclusions may be based in part on its consideration of the advisory and subadvisory arrangements in prior years and on the Board’s ongoing regular review of fund performance and operations throughout the year.
Nature, extent, and quality of services. Among the information received by the Board from the Advisor relating to the nature, extent, and quality of services provided to the fund, the Board reviewed information provided by the Advisor relating to its operations and personnel, descriptions of its organizational and management structure, and information regarding the Advisor’s compliance and regulatory history, including its Form ADV. The Board also noted that on a regular basis it receives and reviews information from the Trust’s Chief Compliance Officer (CCO) regarding the fund’s compliance policies and procedures established pursuant to Rule 38a-1 under the 1940 Act. The Board observed that the scope of services provided by the Advisor, and of the undertakings required of the Advisor in connection with those services, including maintaining and monitoring its own and the fund’s compliance programs, risk management programs, liquidity risk management programs, derivatives risk management programs, and cybersecurity programs, had expanded over time as a result of regulatory, market and other developments. The Board considered that the Advisor is responsible for the management of the day-to-day operations of the fund, including, but not limited to, general supervision of and coordination of the services provided by the Subadvisor, and is also responsible for monitoring and reviewing the activities of the Subadvisor and third-party service providers. The Board also considered the significant risks assumed by the Advisor in connection with the services provided to the fund including entrepreneurial risk in sponsoring new funds and ongoing risks including investment, operational, enterprise, litigation, regulatory and compliance risks with respect to all funds.
In considering the nature, extent, and quality of the services provided by the Advisor, the Trustees also took into account their knowledge of the Advisor’s management and the quality of the performance of the Advisor’s duties, through Board meetings, discussions and reports during the preceding year and through each Trustee’s experience as a Trustee of the Trust and of the other trusts in the John Hancock group of funds complex (the John Hancock Fund Complex).
In the course of their deliberations regarding the Advisory Agreement, the Board considered, among other things:
(a)	the skills and competency with which the Advisor has in the past managed the Trust’s affairs and its subadvisory relationship, the Advisor’s oversight and monitoring of the Subadvisor’s investment performance and compliance programs, such as the Subadvisor’s compliance with fund policies and objectives, review of brokerage matters, including with respect to trade allocation and best execution and the Advisor’s timeliness in responding to performance issues;
(b)	the background, qualifications and skills of the Advisor’s personnel;
(c)	the Advisor’s compliance policies and procedures and its responsiveness to regulatory changes and fund industry developments;
(d)	the Advisor’s administrative capabilities, including its ability to supervise the other service providers for the fund, as well as the Advisor’s oversight of any securities lending activity, its monitoring of class action litigation and collection of class action settlements on behalf of the fund, and bringing loss recovery actions on behalf of the fund;
(e)	the financial condition of the Advisor and whether it has the financial wherewithal to provide a high level and quality of services to the fund;
29	JOHN HANCOCK FUNDAMENTAL LARGE CAP CORE FUND |

(f)	the Advisor’s initiatives intended to improve various aspects of the Trust’s operations and investor experience with the fund; and
(g)	the Advisor’s reputation and experience in serving as an investment advisor to the Trust and the benefit to shareholders of investing in funds that are part of a family of funds offering a variety of investments.
The Board concluded that the Advisor may reasonably be expected to continue to provide a high quality of services under the Advisory Agreement with respect to the fund.
Investment performance. In considering the fund’s performance, the Board noted that it reviews at its regularly scheduled meetings information about the fund’s performance results. In connection with the consideration of the Advisory Agreement, the Board:
(a)	reviewed information prepared by management regarding the fund’s performance;
(b)	considered the comparative performance of an applicable benchmark index;
(c)	considered the performance of comparable funds, if any, as included in the report prepared by an independent third-party provider of fund data; and
(d)	took into account the Advisor’s analysis of the fund’s performance and its plans and recommendations regarding the Trust’s subadvisory arrangements generally.
The Board noted that while it found the data provided by the independent third-party generally useful it recognized its limitations, including in particular that the data may vary depending on the end date selected and the results of the performance comparisons may vary depending on the selection of the peer group. The Board noted that the fund underperformed its benchmark index for the one-, three-, five- and ten-year periods ended December 31, 2024. The Board also noted that the fund outperformed the peer group median for the five-year period ended December 31, 2024, underperformed for the one- and three-year periods and performed in-line for the ten-year period. The Board took into account management’s discussion of the factors that contributed to the fund’s performance for the benchmark index for the one-, three-, five- and ten-year periods and to its peer group median for the one- and three-year periods, including the impact of past and current market conditions on the fund’s strategy and management’s outlook for the fund. The Board concluded that the fund’s performance is being monitored and reasonably addressed, where appropriate.
Fees and expenses. The Board reviewed comparative information prepared by an independent third-party provider of fund data, including, among other data, the fund’s contractual and net management fees (and subadvisory fees, to the extent available) and total expenses as compared to similarly situated investment companies deemed to be comparable to the fund in light of the nature, extent and quality of the management and advisory and subadvisory services provided by the Advisor and the Subadvisor. The Board considered the fund’s ranking within a smaller group of peer funds chosen by the independent third-party provider, as well as the fund’s ranking within a broader group of funds. In comparing the fund’s contractual and net management fees to those of comparable funds, the Board noted that such fees include both advisory and administrative costs. The Board noted that net management fees and net total expenses for the fund are higher than the peer group median.
The Board took into account management’s discussion of the fund’s expenses. The Board also took into account management’s discussion with respect to the overall management fee and the fees of the Subadvisor, including the amount of the advisory fee retained by the Advisor after payment of the subadvisory fee, in each case in light of the services rendered for those amounts and the risks undertaken by the Advisor. The Board also noted that the Advisor pays the subadvisory fee. In addition, the Board took into account that management had agreed to implement an overall fee waiver across the complex, including the fund, which is discussed further below. The Board also noted actions taken over the past several years to reduce the fund’s operating expenses. The Board also noted that, in addition, the Advisor is currently waiving fees and/or reimbursing expenses with respect to the fund and that the fund has breakpoints in its contractual management fee schedule that reduce management fees as
| JOHN HANCOCK FUNDAMENTAL LARGE CAP CORE FUND	30

assets increase. The Board also noted that the fund’s distributor, an affiliate of the Advisor, has agreed to waive a portion of its Rule 12b-1 fee for a share class of the fund. The Board noted that the fund has a voluntary fee waiver and/or expense reimbursement, which reduces certain expenses of the fund. The Board reviewed information provided by the Advisor concerning the investment advisory fee charged by the Advisor or one of its advisory affiliates to other clients (including other funds in the John Hancock Fund Complex) having similar investment mandates, if any. The Board considered any differences between the Advisor’s and Subadvisor’s services to the fund and the services they provide to other comparable clients or funds. The Board concluded that the advisory fee paid with respect to the fund is reasonable in light of the nature, extent and quality of the services provided to the fund under the Advisory Agreement.
Profitability/Fall out benefits. In considering the costs of the services to be provided and the profits to be realized by the Advisor and its affiliates (including the Subadvisor) from the Advisor’s relationship with the Trust, the Board:
(a)	reviewed financial information of the Advisor;
(b)	reviewed and considered information presented by the Advisor regarding the net profitability to the Advisor and its affiliates with respect to the fund;
(c)	received and reviewed profitability information with respect to the John Hancock Fund Complex as a whole and with respect to the fund;
(d)	received information with respect to the Advisor’s allocation methodologies used in preparing the profitability data and considered that the Advisor hired an independent third-party consultant to provide an analysis of the Advisor’s allocation methodologies;
(e)	considered that the John Hancock insurance companies that are affiliates of the Advisor, as shareholders of the Trust directly or through their separate accounts, receive certain tax credits or deductions relating to foreign taxes paid and dividends received by certain funds of the Trust and noted that these tax benefits, which are not available to participants in qualified retirement plans under applicable income tax law, are reflected in the profitability information reviewed by the Board;
(f)	considered that the Advisor also provides administrative services to the fund on a cost basis pursuant to an administrative services agreement;
(g)	noted that affiliates of the Advisor provide transfer agency services and distribution services to the fund, and that the fund’s distributor also receives Rule 12b-1 payments to support distribution of the fund;
(h)	noted that the fund’s Subadvisor is an affiliate of the Advisor;
(i)	noted that the Advisor also derives reputational and other indirect benefits from providing advisory services to the fund;
(j)	noted that the subadvisory fee for the fund is paid by the Advisor;
(k)	considered the Advisor’s ongoing costs and expenditures necessary to improve services, meet new regulatory and compliance requirements, and adapt to other challenges impacting the fund industry; and
(l)	considered that the Advisor should be entitled to earn a reasonable level of profits in exchange for the level of services it provides to the fund and the risks that it assumes as Advisor, including entrepreneurial, operational, reputational, litigation and regulatory risk.
Based upon its review, the Board concluded that the level of profitability, if any, of the Advisor and its affiliates (including the Subadvisor) from their relationship with the fund was reasonable and not excessive.
31	JOHN HANCOCK FUNDAMENTAL LARGE CAP CORE FUND |

Economies of scale. In considering the extent to which economies of scale would be realized as the fund grows and whether fee levels reflect these economies of scale for the benefit of fund shareholders, the Board:
(a)	considered that the Advisor has contractually agreed to waive a portion of its management fee for certain funds of the John Hancock Fund Complex, including the fund (the participating portfolios) or otherwise reimburse the expenses of the participating portfolios (the reimbursement). This waiver is based upon aggregate net assets of all the participating portfolios. The amount of the reimbursement is calculated daily and allocated among all the participating portfolios in proportion to the daily net assets of each fund;
(b)	reviewed the fund’s advisory fee structure and concluded that: (i) the fund’s fee structure contains breakpoints at the subadvisory fee level and that such breakpoints are reflected as breakpoints in the advisory fees for the fund; and (ii) although economies of scale cannot be measured with precision, these arrangements permit shareholders of the fund to benefit from economies of scale if the fund grows. The Board also took into account management’s discussion of the fund’s advisory fee structure; and
(c)	the Board also considered the effect of the fund’s growth in size on its performance and fees. The Board also noted that if the fund’s assets increase over time, the fund may realize other economies of scale.
Approval of Subadvisory Agreement
In making its determination with respect to approval of the Subadvisory Agreement, the Board reviewed:
(1)	information relating to the Subadvisor’s business, including current subadvisory services to the Trust (and other funds in the John Hancock Fund Complex);
(2)	the historical and current performance of the fund and comparative performance information relating to an applicable benchmark index and comparable funds; and
(3)	the subadvisory fee for the fund, including any breakpoints, and to the extent available, comparable fee information prepared by an independent third party provider of fund data.
Nature, extent, and quality of services. With respect to the services provided by the Subadvisor, the Board received information provided to the Board by the Subadvisor, including the Subadvisor’s Form ADV, as well as took into account information presented throughout the past year. The Board considered the Subadvisor’s current level of staffing and its overall resources, as well as received information relating to the Subadvisor’s compensation program. The Board reviewed the Subadvisor’s history and investment experience, as well as information regarding the qualifications, background, and responsibilities of the Subadvisor’s investment and compliance personnel who provide services to the fund. The Board also considered, among other things, the Subadvisor’s compliance program and any disciplinary history. The Board also considered the Subadvisor’s risk assessment and monitoring process. The Board reviewed the Subadvisor’s regulatory history, including whether it was involved in any regulatory actions or investigations as well as material litigation, and any settlements and amelioratory actions undertaken, as appropriate. The Board noted that the Advisor conducts regular, periodic reviews of the Subadvisor and its operations, including regarding investment processes and organizational and staffing matters. The Board also noted that the Trust’s CCO and his staff conduct regular, periodic compliance reviews with the Subadvisor and present reports to the Independent Trustees regarding the same, which includes evaluating the regulatory compliance systems of the Subadvisor and procedures reasonably designed to assure compliance with the federal securities laws. The Board also took into account the financial condition of the Subadvisor.
The Board considered the Subadvisor’s investment process and philosophy. The Board took into account that the Subadvisor’s responsibilities include the development and maintenance of an investment program for the fund that is consistent with the fund’s investment objective, the selection of investment securities and the placement of
| JOHN HANCOCK FUNDAMENTAL LARGE CAP CORE FUND	32

orders for the purchase and sale of such securities, as well as the implementation of compliance controls related to performance of these services. The Board also received information with respect to the Subadvisor’s brokerage policies and practices, including with respect to best execution and soft dollars.
Subadvisor compensation. In considering the cost of services to be provided by the Subadvisor and the profitability to the Subadvisor of its relationship with the fund, the Board noted that the fees under the Subadvisory Agreement are paid by the Advisor and not the fund. The Board also received information and took into account any other potential conflicts of interest the Advisor might have in connection with the Subadvisory Agreement.
In addition, the Board considered other potential indirect benefits that the Subadvisor and its affiliates may receive from the Subadvisor’s relationship with the fund, such as the opportunity to provide advisory services to additional funds in the John Hancock Fund Complex and reputational benefits.
Subadvisory fees. The Board considered that the fund pays an advisory fee to the Advisor and that, in turn, the Advisor pays a subadvisory fee to the Subadvisor. As noted above, the Board also considered the fund’s subadvisory fees as compared to similarly situated investment companies deemed to be comparable to the fund as included in the report prepared by the independent third party provider of fund data, to the extent available. The Board noted that the limited size of the Lipper peer group was not sufficient for comparative purposes. The Board also took into account the subadvisory fees paid by the Advisor to the Subadvisor with respect to the fund and compared them to fees charged by the Subadvisor to manage other subadvised portfolios and portfolios not subject to regulation under the 1940 Act, as applicable.
Subadvisor performance. As noted above, the Board considered the fund’s performance as compared to the fund’s peer group and the benchmark index and noted that the Board reviews information about the fund’s performance results at its regularly scheduled meetings. The Board noted the Advisor’s expertise and resources in monitoring the performance, investment style and risk-adjusted performance of the Subadvisor. The Board was mindful of the Advisor’s focus on the Subadvisor’s performance. The Board also noted the Subadvisor’s long-term performance record for similar accounts, as applicable.
The Board’s decision to approve the Subadvisory Agreement was based on a number of determinations, including the following:
(1)	the Subadvisor has extensive experience and demonstrated skills as a manager;
(2)	the performance of the fund is being monitored and reasonably addressed, where appropriate;
(3)	the subadvisory fee is reasonable in relation to the level and quality of services being provided under the Subadvisory Agreement; and
(4)	noted that the subadvisory fees are paid by the Advisor not the fund and that the subadvisory fee breakpoints are reflected as breakpoints in the advisory fees for the fund in order to permit shareholders to benefit from economies of scale if the fund grows.
* * *
Based on the Board’s evaluation of all factors that the Board deemed to be material, including those factors described above, the Board, including the Independent Trustees, concluded that renewal of the Advisory Agreement and the Subadvisory Agreement would be in the best interest of the fund and its shareholders. Accordingly, the Board, and the Independent Trustees voting separately, approved the Advisory Agreement and Subadvisory Agreement for an additional one-year period.
33	JOHN HANCOCK FUNDAMENTAL LARGE CAP CORE FUND |

John Hancock Investment Management Distributors LLC, Member FINRA, SIPC
200 Berkeley Street, Boston, MA 02116-5010, 800-225-5291, jhinvestments.com
Manulife, Manulife Investments, Stylized M Design, and Manulife Investments & Stylized M Design are trademarks of The Manufacturers Life Insurance Company and John Hancock and the Stylized John Hancock Design are trademarks of John Hancock Life Insurance Company (U.S.A.). Each are used by it and by its affiliates under license.
NOT FDIC INSURED. MAY LOSE VALUE. NO BANK GUARANTEE. NOT INSURED BY ANY GOVERNMENT AGENCY.
This report is for the information of the shareholders of John Hancock Fundamental Large Cap Core Fund. It is not authorized for distribution to prospective investors unless preceded or accompanied by a prospectus.
MF4947092	50A 10/25
12/25

Annual Financial Statements & Other N-CSR Items
John Hancock
Infrastructure Fund
Alternative
October 31, 2025

John Hancock
Infrastructure Fund

2	Fund’s investments
5	Financial statements
8	Financial highlights
13	Notes to financial statements
22	Report of independent registered public accounting firm
23	Tax information
24	Evaluation of advisory and subadvisory agreements by the Board of Trustees
1	JOHN HANCOCK INFRASTRUCTURE FUND |

Fund’s investments
AS OF 10-31-25
	Shares	Value
Common stocks 96.9%		$708,375,217
(Cost $539,953,644)
Brazil 3.9%		28,458,882
Cia de Saneamento Basico do Estado de Sao Paulo	1,161,400	28,458,882
Canada 1.9%		14,077,077
Canadian National Railway Company	146,805	14,077,077
China 3.1%		22,477,437
ENN Energy Holdings, Ltd.	2,579,679	22,477,437
France 7.3%		53,148,872
Engie SA	1,191,741	27,902,175
Vinci SA	188,808	25,246,697
Germany 4.1%		29,764,117
E.ON SE	1,599,673	29,764,117
Hong Kong 2.9%		21,360,851
CK Hutchison Holdings, Ltd.	3,221,133	21,360,851
Italy 5.3%		38,691,683
Enel SpA	2,400,686	24,284,757
Italgas SpA (A)	1,373,013	14,406,926
Japan 9.0%		65,783,591
NTT, Inc.	17,194,175	17,697,167
Osaka Gas Company, Ltd.	826,666	26,010,917
The Kansai Electric Power Company, Inc.	1,415,083	22,075,507
Singapore 3.4%		24,763,995
Singapore Telecommunications, Ltd.	7,586,893	24,763,995
South Korea 2.7%		19,382,093
KT Corp.	260,275	8,965,320
SK Telecom Company, Ltd.	284,519	10,416,773
Spain 2.9%		21,467,889
Aena SME SA (B)	790,389	21,467,889
United Kingdom 6.9%		50,522,064
National Grid PLC	1,701,849	25,517,697
SSE PLC	992,521	25,004,367
United States 43.5%		318,476,666
American Electric Power Company, Inc.	210,910	25,364,037
American Tower Corp.	88,537	15,846,352
American Water Works Company, Inc.	27,181	3,490,856
SEE NOTES TO FINANCIAL STATEMENTS	| JOHN HANCOCK INFRASTRUCTURE FUND	2

	Shares	Value
United States (continued)
Atmos Energy Corp.	150,737	$25,884,558
Berkshire Hathaway, Inc., Class B (C)	40,048	19,124,522
Cheniere Energy, Inc.	68,459	14,513,308
Dominion Energy, Inc.	399,804	23,464,497
Duke Energy Corp.	145,914	18,137,110
Exelon Corp.	428,463	19,760,714
ONE Gas, Inc.	145,147	11,639,338
ONEOK, Inc.	203,671	13,645,957
PPL Corp.	520,283	19,000,735
Sempra	316,580	29,106,365
Targa Resources Corp.	177,290	27,309,752
The Williams Companies, Inc.	488,456	28,266,949
WEC Energy Group, Inc.	214,102	23,921,616

	Yield (%)	Shares	Value
Short-term investments 2.8%			$20,740,511
(Cost $20,740,510)
Short-term funds 0.0%			140,511
John Hancock Collateral Trust (D)	3.9239(E)	14,046	140,511

	Par value^	Value
Repurchase agreement 2.8%		20,600,000

Royal Bank of Scotland Tri-Party Repurchase Agreement dated 10-31-25 at 4.150% to be repurchased at $20,607,124 on 11-3-25, collateralized by $21,053,200 U.S. Treasury Notes, 3.500% due 10-31-27 (valued at $21,012,083)	20,600,000	20,600,000

Total investments (Cost $560,694,154) 99.7%	$729,115,728
Other assets and liabilities, net 0.3%	2,317,095
Total net assets 100.0%	$731,432,823

The percentage shown for each investment category is the total value of the category as a percentage of the net assets of the fund.
^All par values are denominated in U.S. dollars unless otherwise indicated.
Security Abbreviations and Legend
(A)	All or a portion of this security is on loan as of 10-31-25.
(B)	This security is exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be resold, normally to qualified institutional buyers, in transactions exempt from registration.
(C)	Non-income producing security.
(D)	Investment is an affiliate of the fund, the advisor and/or subadvisor. This security represents the investment of cash collateral received for securities lending.
(E)	The rate shown is the annualized seven-day yield as of 10-31-25.
At 10-31-25, the aggregate cost of investments for federal income tax purposes was $565,775,589. Net unrealized appreciation aggregated to $163,340,139, of which $168,946,642 related to gross unrealized appreciation and $5,606,503 related to gross unrealized depreciation.
3	JOHN HANCOCK INFRASTRUCTURE FUND |	SEE NOTES TO FINANCIAL STATEMENTS

The fund had the following sector composition as a percentage of net assets on 10-31-25:
Utilities	60.9%
Energy	11.5%
Industrials	11.2%
Communication services	8.5%
Financials	2.6%
Real estate	2.2%
Short-term investments and other	3.1%
TOTAL	100.0%
SEE NOTES TO FINANCIAL STATEMENTS	| JOHN HANCOCK INFRASTRUCTURE FUND	4

Financial statements
STATEMENT OF ASSETS AND LIABILITIES 10-31-25

Assets
Unaffiliated investments, at value (Cost $560,553,644) including $132,752 of securities loaned	$728,975,217
Affiliated investments, at value (Cost $140,510)	140,511
Total investments, at value (Cost $560,694,154)	729,115,728
Cash	77,747
Foreign currency, at value (Cost $57,803)	57,262
Dividends and interest receivable	1,293,010
Receivable for fund shares sold	4,015,395
Receivable for investments sold	716,753
Receivable for securities lending income	69
Other assets	71,799
Total assets	735,347,763
Liabilities
Payable for investments purchased	3,189,225
Payable for fund shares repurchased	376,841
Payable upon return of securities loaned	135,422
Payable to affiliates
Accounting and legal services fees	23,703
Transfer agent fees	54,634
Trustees’ fees	312
Other liabilities and accrued expenses	134,803
Total liabilities	3,914,940
Net assets	$731,432,823
Net assets consist of
Paid-in capital	$565,299,774
Total distributable earnings (loss)	166,133,049
Net assets	$731,432,823

Net asset value per share
Based on net asset value and shares outstanding - the fund has an unlimited number of shares authorized with no par value
Class A ($75,861,679 ÷ 4,392,866 shares)[1]	$17.27
Class C ($12,017,037 ÷ 706,553 shares)[1]	$17.01
Class I ($505,373,339 ÷ 29,232,761 shares)	$17.29
Class R6 ($101,033,928 ÷ 5,830,121 shares)	$17.33
Class NAV ($37,146,840 ÷ 2,143,941 shares)	$17.33
Maximum offering price per share
Class A (net asset value per share ÷ 95%)[2]	$18.18

[1]	Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.
[2]	On single retail sales of less than $50,000. On sales of $50,000 or more and on group sales the offering price is reduced.
5	JOHN HANCOCK Infrastructure Fund |	SEE NOTES TO FINANCIAL STATEMENTS

STATEMENT OF OPERATIONS For the year ended 10-31-25

Investment income
Dividends	$19,997,615
Interest	622,128
Non-cash dividends	1,263,579
Securities lending	47,373
Less foreign taxes withheld	(1,406,747)
Total investment income	20,523,948
Expenses
Investment management fees	4,572,868
Distribution and service fees	302,267
Accounting and legal services fees	115,231
Transfer agent fees	532,322
Trustees’ fees	14,522
Custodian fees	142,426
State registration fees	81,025
Printing and postage	52,587
Professional fees	89,232
Other	34,819
Total expenses	5,937,299
Less expense reductions	(51,354)
Net expenses	5,885,945
Net investment income	14,638,003
Realized and unrealized gain (loss)
Net realized gain (loss) on
Unaffiliated investments and foreign currency transactions	29,783,239
Affiliated investments	(1,039)
29,782,200
Change in net unrealized appreciation (depreciation) of
Unaffiliated investments and translation of assets and liabilities in foreign currencies	47,353,135
Affiliated investments	1
47,353,136
Net realized and unrealized gain	77,135,336
Increase in net assets from operations	$91,773,339
SEE NOTES TO FINANCIAL STATEMENTS	| JOHN HANCOCK Infrastructure Fund	6

STATEMENTS OF CHANGES IN NET ASSETS

	Year ended 10-31-25	Year ended 10-31-24
Increase (decrease) in net assets
From operations
Net investment income	$14,638,003	$14,624,059
Net realized gain	29,782,200	52,327,730
Change in net unrealized appreciation (depreciation)	47,353,136	83,897,102
Increase in net assets resulting from operations	91,773,339	150,848,891
Distributions to shareholders
From earnings
Class A	(1,415,307)	(1,325,431)
Class C	(153,257)	(149,575)
Class I	(9,644,012)	(9,277,915)
Class R6	(1,980,055)	(1,990,973)
Class NAV	(1,134,002)	(2,074,070)
Total distributions	(14,326,633)	(14,817,964)
From fund share transactions	98,098,256	(187,360,264)
Total increase (decrease)	175,544,962	(51,329,337)
Net assets
Beginning of year	555,887,861	607,217,198
End of year	$731,432,823	$555,887,861
7	JOHN HANCOCK Infrastructure Fund |	SEE NOTES TO FINANCIAL STATEMENTS

Financial highlights
CLASS A SHARES Period ended	10-31-25	10-31-24	10-31-23	10-31-22	10-31-21
Per share operating performance
Net asset value, beginning of period	$15.08	$11.95	$12.07	$15.03	$11.99
Net investment income[1]	0.36	0.31	0.26	0.22	0.19
Net realized and unrealized gain (loss) on investments	2.17	3.14	(0.14)	(2.27)	3.11
Total from investment operations	2.53	3.45	0.12	(2.05)	3.30
Less distributions
From net investment income	(0.34)	(0.32)	(0.24)	(0.42)	(0.20)
From net realized gain	—	—	—	(0.49)	(0.06)
Total distributions	(0.34)	(0.32)	(0.24)	(0.91)	(0.26)
Net asset value, end of period	$17.27	$15.08	$11.95	$12.07	$15.03
Total return (%)[2,3]	16.95	29.17	0.95	(14.26)	27.67
Ratios and supplemental data
Net assets, end of period (in millions)	$76	$60	$55	$64	$63
Ratios (as a percentage of average net assets):
Expenses before reductions	1.27	1.27	1.27	1.25	1.29
Expenses including reductions	1.26	1.26	1.27	1.25	1.28
Net investment income	2.25	2.25	2.04	1.63	1.35
Portfolio turnover (%)	35	27	20	33	27

[1]	Based on average daily shares outstanding.
[2]	Total returns would have been lower had certain expenses not been reduced during the period.
[3]	Does not reflect the effect of sales charges, if any.
SEE NOTES TO FINANCIAL STATEMENTS	| JOHN HANCOCK Infrastructure Fund	8

CLASS C SHARES Period ended	10-31-25	10-31-24	10-31-23	10-31-22	10-31-21
Per share operating performance
Net asset value, beginning of period	$14.86	$11.78	$11.91	$14.85	$11.86
Net investment income[1]	0.24	0.21	0.17	0.13	0.09
Net realized and unrealized gain (loss) on investments	2.14	3.10	(0.14)	(2.24)	3.07
Total from investment operations	2.38	3.31	0.03	(2.11)	3.16
Less distributions
From net investment income	(0.23)	(0.23)	(0.16)	(0.34)	(0.11)
From net realized gain	—	—	—	(0.49)	(0.06)
Total distributions	(0.23)	(0.23)	(0.16)	(0.83)	(0.17)
Net asset value, end of period	$17.01	$14.86	$11.78	$11.91	$14.85
Total return (%)[2,3]	16.14	28.29	0.23	(14.85)	26.81
Ratios and supplemental data
Net assets, end of period (in millions)	$12	$9	$9	$11	$12
Ratios (as a percentage of average net assets):
Expenses before reductions	1.97	1.97	1.97	1.95	1.99
Expenses including reductions	1.96	1.96	1.97	1.95	1.98
Net investment income	1.52	1.54	1.32	0.99	0.66
Portfolio turnover (%)	35	27	20	33	27

[1]	Based on average daily shares outstanding.
[2]	Total returns would have been lower had certain expenses not been reduced during the period.
[3]	Does not reflect the effect of sales charges, if any.
9	JOHN HANCOCK Infrastructure Fund |	SEE NOTES TO FINANCIAL STATEMENTS

CLASS I SHARES Period ended	10-31-25	10-31-24	10-31-23	10-31-22	10-31-21
Per share operating performance
Net asset value, beginning of period	$15.09	$11.96	$12.09	$15.05	$12.00
Net investment income[1]	0.40	0.35	0.30	0.26	0.24
Net realized and unrealized gain (loss) on investments	2.19	3.14	(0.15)	(2.27)	3.11
Total from investment operations	2.59	3.49	0.15	(2.01)	3.35
Less distributions
From net investment income	(0.39)	(0.36)	(0.28)	(0.46)	(0.24)
From net realized gain	—	—	—	(0.49)	(0.06)
Total distributions	(0.39)	(0.36)	(0.28)	(0.95)	(0.30)
Net asset value, end of period	$17.29	$15.09	$11.96	$12.09	$15.05
Total return (%)[2]	17.36	29.52	1.17	(13.96)	28.12
Ratios and supplemental data
Net assets, end of period (in millions)	$505	$344	$386	$445	$463
Ratios (as a percentage of average net assets):
Expenses before reductions	0.97	0.97	0.97	0.95	0.99
Expenses including reductions	0.96	0.96	0.97	0.95	0.98
Net investment income	2.49	2.56	2.33	1.93	1.67
Portfolio turnover (%)	35	27	20	33	27

[1]	Based on average daily shares outstanding.
[2]	Total returns would have been lower had certain expenses not been reduced during the period.
SEE NOTES TO FINANCIAL STATEMENTS	| JOHN HANCOCK Infrastructure Fund	10

CLASS R6 SHARES Period ended	10-31-25	10-31-24	10-31-23	10-31-22	10-31-21
Per share operating performance
Net asset value, beginning of period	$15.13	$11.98	$12.11	$15.08	$12.02
Net investment income[1]	0.42	0.36	0.32	0.23	0.25
Net realized and unrealized gain (loss) on investments	2.18	3.17	(0.16)	(2.23)	3.12
Total from investment operations	2.60	3.53	0.16	(2.00)	3.37
Less distributions
From net investment income	(0.40)	(0.38)	(0.29)	(0.48)	(0.25)
From net realized gain	—	—	—	(0.49)	(0.06)
Total distributions	(0.40)	(0.38)	(0.29)	(0.97)	(0.31)
Net asset value, end of period	$17.33	$15.13	$11.98	$12.11	$15.08
Total return (%)[2]	17.44	29.78	1.28	(13.91)	28.28
Ratios and supplemental data
Net assets, end of period (in millions)	$101	$71	$82	$112	$77
Ratios (as a percentage of average net assets):
Expenses before reductions	0.86	0.86	0.86	0.85	0.88
Expenses including reductions	0.85	0.85	0.86	0.84	0.87
Net investment income	2.61	2.65	2.47	1.68	1.75
Portfolio turnover (%)	35	27	20	33	27

[1]	Based on average daily shares outstanding.
[2]	Total returns would have been lower had certain expenses not been reduced during the period.
11	JOHN HANCOCK Infrastructure Fund |	SEE NOTES TO FINANCIAL STATEMENTS

CLASS NAV SHARES Period ended	10-31-25	10-31-24	10-31-23	10-31-22	10-31-21
Per share operating performance
Net asset value, beginning of period	$15.12	$11.98	$12.11	$15.08	$12.02
Net investment income[1]	0.40	0.37	0.31	0.29	0.25
Net realized and unrealized gain (loss) on investments	2.21	3.15	(0.14)	(2.29)	3.12
Total from investment operations	2.61	3.52	0.17	(2.00)	3.37
Less distributions
From net investment income	(0.40)	(0.38)	(0.30)	(0.48)	(0.25)
From net realized gain	—	—	—	(0.49)	(0.06)
Total distributions	(0.40)	(0.38)	(0.30)	(0.97)	(0.31)
Net asset value, end of period	$17.33	$15.12	$11.98	$12.11	$15.08
Total return (%)[2]	17.52	29.69	1.29	(13.90)	28.29
Ratios and supplemental data
Net assets, end of period (in millions)	$37	$71	$75	$76	$82
Ratios (as a percentage of average net assets):
Expenses before reductions	0.86	0.85	0.86	0.84	0.87
Expenses including reductions	0.85	0.85	0.85	0.83	0.86
Net investment income	2.49	2.70	2.43	2.15	1.76
Portfolio turnover (%)	35	27	20	33	27

[1]	Based on average daily shares outstanding.
[2]	Total returns would have been lower had certain expenses not been reduced during the period.
SEE NOTES TO FINANCIAL STATEMENTS	| JOHN HANCOCK Infrastructure Fund	12

Notes to financial statements
Note 1—Organization
John Hancock Infrastructure Fund (the fund) is a series of John Hancock Investment Trust (the Trust), an open-end management investment company organized as a Massachusetts business trust and registered under the Investment Company Act of 1940, as amended (the 1940 Act). The investment objective of the fund is to seek total return from capital appreciation and income, with an emphasis on absolute returns over a full market cycle.
The fund may offer multiple classes of shares. The shares currently outstanding are detailed in the Statement of assets and liabilities. Class A and Class C shares are offered to all investors. Class I shares are offered to institutions and certain investors. Class R6 shares are only available to certain retirement plans, institutions and other investors. Class NAV shares are offered to John Hancock affiliated funds of funds, retirement plans for employees of John Hancock and/or Manulife Financial Corporation, and certain 529 plans. Class C shares convert to Class A shares eight years after purchase (certain exclusions may apply). Shareholders of each class have exclusive voting rights to matters that affect that class. The distribution and service fees, if any, and transfer agent fees for each class may differ.
Note 2—Significant accounting policies
The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (US GAAP), which require management to make certain estimates and assumptions as of the date of the financial statements. Actual results could differ from those estimates and those differences could be significant. The fund qualifies as an investment company under Topic 946 of Accounting Standards Codification of US GAAP.
Events or transactions occurring after the end of the fiscal period through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the fund:
Security valuation. Investments are stated at value as of the scheduled close of regular trading on the New York Stock Exchange (NYSE), normally at 4:00 P.M., Eastern Time. In case of emergency or other disruption resulting in the NYSE not opening for trading or the NYSE closing at a time other than the regularly scheduled close, the net asset value (NAV) may be determined as of the regularly scheduled close of the NYSE pursuant to the Valuation Policies and Procedures of the Advisor, John Hancock Investment Management LLC, the fund’s valuation designee.
In order to value the securities, the fund uses the following valuation techniques: Equity securities, including exchange-traded or closed-end funds, are typically valued at the last sale price or official closing price on the exchange or principal market where the security trades. In the event there were no sales during the day or closing prices are not available, the securities are valued using the last available bid price. Investments by the fund in open-end mutual funds, including John Hancock Collateral Trust (JHCT), are valued at their respective NAVs each business day. Debt obligations are typically valued based on evaluated prices provided by an independent pricing vendor. Independent pricing vendors utilize matrix pricing, which takes into account factors such as institutional-size trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, trading characteristics and other market data, as well as broker supplied prices. Foreign securities and currencies are valued in U.S. dollars based on foreign currency exchange rates supplied by an independent pricing vendor.
In certain instances, the Pricing Committee of the Advisor may determine to value equity securities using prices obtained from another exchange or market if trading on the exchange or market on which prices are typically obtained did not open for trading as scheduled, or if trading closed earlier than scheduled, and trading occurred as normal on another exchange or market.
Other portfolio securities and assets, for which reliable market quotations are not readily available, are valued at fair value as determined in good faith by the Pricing Committee following procedures established by the Advisor and adopted by the Board of Trustees. The frequency with which these fair valuation procedures are used cannot be predicted and fair value of securities may differ significantly from the value that would have been used had a ready market for such securities existed. Trading in foreign securities may be completed before the scheduled daily
13	JOHN HANCOCK Infrastructure Fund |

close of trading on the NYSE. Significant events at the issuer or market level may affect the values of securities between the time when the valuation of the securities is generally determined and the close of the NYSE. If a significant event occurs, these securities may be fair valued, as determined in good faith by the Pricing Committee, following procedures established by the Advisor and adopted by the Board of Trustees. The Advisor uses fair value adjustment factors provided by an independent pricing vendor to value certain foreign securities in order to adjust for events that may occur between the close of foreign exchanges or markets and the close of the NYSE.
The fund uses a three tier hierarchy to prioritize the pricing assumptions, referred to as inputs, used in valuation techniques to measure fair value. Level 1 includes securities valued using quoted prices in active markets for identical securities, including registered investment companies. Level 2 includes securities valued using other significant observable inputs. Observable inputs may include quoted prices for similar securities, interest rates, prepayment speeds and credit risk. Prices for securities valued using these inputs are received from independent pricing vendors and brokers and are based on an evaluation of the inputs described. Level 3 includes securities valued using significant unobservable inputs when market prices are not readily available or reliable, including the Advisor’s assumptions in determining the fair value of investments. Factors used in determining value may include market or issuer specific events or trends, changes in interest rates and credit quality. The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. Changes in valuation techniques and related inputs may result in transfers into or out of an assigned level within the disclosure hierarchy.
The following is a summary of the values by input classification of the fund’s investments as of October 31, 2025, by major security category or type:
	Total value at 10-31-25	Level 1 quoted price	Level 2 significant observable inputs	Level 3 significant unobservable inputs
Investments in securities:
Assets
Common stocks
Brazil	$28,458,882	$28,458,882	—	—
Canada	14,077,077	14,077,077	—	—
China	22,477,437	—	$22,477,437	—
France	53,148,872	—	53,148,872	—
Germany	29,764,117	—	29,764,117	—
Hong Kong	21,360,851	—	21,360,851	—
Italy	38,691,683	—	38,691,683	—
Japan	65,783,591	—	65,783,591	—
Singapore	24,763,995	—	24,763,995	—
South Korea	19,382,093	—	19,382,093	—
Spain	21,467,889	—	21,467,889	—
United Kingdom	50,522,064	—	50,522,064	—
United States	318,476,666	318,476,666	—	—
Short-term investments	20,740,511	140,511	20,600,000	—
Total investments in securities	$729,115,728	$361,153,136	$367,962,592	—
Repurchase agreements. The fund may enter into repurchase agreements. When the fund enters into a repurchase agreement, it receives collateral that is held in a segregated account by the fund’s custodian, or for tri-party repurchase agreements, collateral is held at a third-party custodian bank in a segregated account for the benefit of the fund. The collateral amount is marked-to-market and monitored on a daily basis to ensure that the collateral held is in an amount not less than the principal amount of the repurchase agreement plus any accrued
| JOHN HANCOCK Infrastructure Fund	14

interest. Collateral received by the fund for repurchase agreements is disclosed in the Fund’s investments as part of the caption related to the repurchase agreement.
Repurchase agreements are typically governed by the terms and conditions of the Master Repurchase Agreement and/or Global Master Repurchase Agreement (collectively, MRA). Upon an event of default, the non-defaulting party may close out all transactions traded under the MRA and net amounts owed. Absent an event of default, assets and liabilities resulting from repurchase agreements are not offset in the Statement of assets and liabilities. In the event of a default by the counterparty, realization of the collateral proceeds could be delayed, during which time the collateral value may decline or the counterparty may have insufficient assets to pay claims resulting from close-out of the transactions.
Real estate investment trusts. The fund may invest in real estate investment trusts (REITs). Distributions from REITs may be recorded as income and subsequently characterized by the REIT at the end of their fiscal year as a reduction of cost of investments and/or as a realized gain. As a result, the fund will estimate the components of distributions from these securities. Such estimates are revised when the actual components of the distributions are known.
Security transactions and related investment income. Investment security transactions are accounted for on a trade date plus one basis for daily NAV calculations. However, for financial reporting purposes, investment transactions are reported on trade date. Interest income is accrued as earned. Dividend income is recorded on ex-date, except for dividends of certain foreign securities where the dividend may not be known until after the ex-date. In those cases, dividend income, net of withholding taxes, is recorded when the fund becomes aware of the dividends. Non-cash dividends, if any, are recorded at the fair market value of the securities received. Gains and losses on securities sold are determined on the basis of identified cost and may include proceeds from litigation.
Securities lending. The fund may lend its securities to earn additional income. The fund receives collateral from the borrower in an amount not less than the market value of the loaned securities. The fund may invest its cash collateral in JHCT, an affiliate of the fund, which has a floating NAV and is registered with the Securities and Exchange Commission (SEC) as an investment company. JHCT is a government money market fund and invests in U.S. Government securities and/or repurchase agreements. The fund will receive the benefit of any gains and bear any losses generated by JHCT with respect to the cash collateral.
The fund has the right to recall loaned securities on demand. If a borrower fails to return loaned securities when due, then the lending agent is responsible and indemnifies the fund for the lent securities. The lending agent uses the collateral received from the borrower to purchase replacement securities of the same issue, type, class and series of the loaned securities. If the value of the collateral is less than the purchase cost of replacement securities, the lending agent is responsible for satisfying the shortfall but only to the extent that the shortfall is not due to any decrease in the value of JHCT.
Although the risk of loss on securities lent is mitigated by receiving collateral from the borrower and through lending agent indemnification, the fund could experience a delay in recovering securities or could experience a lower than expected return if the borrower fails to return the securities on a timely basis. During the existence of the loan, the fund will receive from the borrower amounts equivalent to any dividends, interest or other distributions on the loaned securities, as well as interest on such amounts. The fund receives compensation for lending its securities by retaining a portion of the return on the investment of the collateral and compensation from fees earned from borrowers of the securities. Securities lending income received by the fund is net of fees retained by the securities lending agent. Net income received from JHCT is a component of securities lending income as recorded on the Statement of operations.
Obligations to repay collateral received by the fund are shown on the Statement of assets and liabilities as Payable upon return of securities loaned and are secured by the loaned securities. As of October 31, 2025, the fund loaned securities valued at $132,752 and received $135,422 of cash collateral.
15	JOHN HANCOCK Infrastructure Fund |

Foreign investing. Assets, including investments, and liabilities denominated in foreign currencies are translated into U.S. dollar values each day at the prevailing exchange rate. Purchases and sales of securities, income and expenses are translated into U.S. dollars at the prevailing exchange rate on the date of the transaction. The effect of changes in foreign currency exchange rates on the value of securities is reflected as a component of the realized and unrealized gains (losses) on investments. Foreign investments are subject to a decline in the value of a foreign currency versus the U.S. dollar, which reduces the dollar value of securities denominated in that currency.
Funds that invest internationally generally carry more risk than funds that invest strictly in U.S. securities. These risks are heightened for investments in emerging markets. Risks can result from differences in economic and political conditions, regulations, market practices (including higher transaction costs), accounting standards and other factors.
There may be unexpected restrictions on investments or on exposures to investments in companies located in certain foreign countries, such as China. For example, a government may restrict investment in companies or industries considered important to national interests, or intervene in the financial markets, such as by imposing trading restrictions, or banning or curtailing short selling. As a result of forced sales of a security, or inability to participate in an investment the manager otherwise believes is attractive, a fund may incur losses.
Trading in certain Chinese securities through Hong Kong Stock Connect or Bond Connect, mutual market access programs that enable foreign investment in the People’s Republic of China, is subject to certain restrictions and risks. Securities offered through these programs may lose purchase eligibility and any changes in laws, regulations and policies impacting these programs may affect security prices, which could adversely affect the fund’s performance.
Foreign taxes. The fund may be subject to withholding tax on income, capital gains or repatriations imposed by certain countries, a portion of which may be recoverable. Foreign taxes are accrued based upon the fund’s understanding of the tax rules and rates that exist in the foreign markets in which it invests. Taxes are accrued based on gains realized by the fund as a result of certain foreign security sales. In certain circumstances, estimated taxes are accrued based on unrealized appreciation of such securities. Investment income is recorded net of foreign withholding taxes.
Overdraft. The fund may have the ability to borrow from banks for temporary or emergency purposes, including meeting redemption requests that otherwise might require the untimely sale of securities. Pursuant to the fund’s custodian agreement, the custodian may loan money to the fund to make properly authorized payments. The fund is obligated to repay the custodian for any overdraft, including any related costs or expenses. The custodian may have a lien, security interest or security entitlement in any fund property that is not otherwise segregated or pledged, to the extent of any overdraft, and to the maximum extent permitted by law.
Line of credit. The fund and other affiliated funds have entered into a syndicated line of credit agreement with Citibank, N.A. as the administrative agent that enables them to participate in a $1 billion unsecured committed line of credit, which is in effect through July 13, 2026 unless extended or renewed. Excluding commitments designated for certain funds and subject to the needs of all other affiliated funds, the fund can borrow up to an aggregate commitment amount of $750 million, subject to asset coverage and other limitations as specified in the agreement. A commitment fee payable at the end of each calendar quarter, based on the average daily unused portion of the line of credit, is charged to each participating fund based on an asset-based allocation and is reflected in Other expenses on the Statement of operations. For the year ended October 31, 2025, the fund had no borrowings under the line of credit. Commitment fees for the year ended October 31, 2025 were $3,175.
Expenses. Within the John Hancock group of funds complex, expenses that are directly attributable to an individual fund are allocated to such fund. Expenses that are not readily attributable to a specific fund are allocated among all funds in an equitable manner, taking into consideration, among other things, the nature and type of expense and the fund’s relative net assets. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.
| JOHN HANCOCK Infrastructure Fund	16

Class allocations. Income, common expenses and realized and unrealized gains (losses) are determined at the fund level and allocated daily to each class of shares based on the net assets of the class. Class-specific expenses, such as distribution and service fees, if any, and transfer agent fees, for all classes, are charged daily at the class level based on the net assets of each class and the specific expense rates applicable to each class.
Federal income taxes. The fund intends to continue to qualify as a regulated investment company by complying with the applicable provisions of the Internal Revenue Code and will not be subject to federal income tax on taxable income that is distributed to shareholders. Therefore, no federal income tax provision is required.
As of October 31, 2025, the fund had no uncertain tax positions that would require financial statement recognition, derecognition or disclosure. The fund’s federal tax returns are subject to examination by the Internal Revenue Service for a period of three years.
Distribution of income and gains. Distributions to shareholders from net investment income and net realized gains, if any, are recorded on the ex-date. The fund generally declares and pays dividends quarterly. Capital gain distributions, if any, are typically distributed annually.
The tax character of distributions for the years ended October 31, 2025 and 2024 was as follows:
	October 31, 2025	October 31, 2024
Ordinary income	$14,326,633	$14,817,964
Distributions paid by the fund with respect to each class of shares are calculated in the same manner, at the same time and in the same amount, except for the effect of class level expenses that may be applied differently to each class. As of October 31, 2025, the components of distributable earnings on a tax basis consisted of $1,204,381 of undistributed ordinary income and $1,614,117 of undistributed long-term capital gains.
Such distributions and distributable earnings, on a tax basis, if any, are determined in conformity with income tax regulations, which may differ from US GAAP. Distributions in excess of tax basis earnings and profits, if any, are reported in the fund’s financial statements as a return of capital.
Capital accounts within the financial statements are adjusted for permanent book-tax differences at fiscal year end. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences, if any, will reverse in a subsequent period. Book-tax differences are primarily attributable to wash sale loss deferrals.
Note 3—Guarantees and indemnifications
Under the Trust’s organizational documents, its Officers and Trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust, including the fund. Additionally, in the normal course of business, the fund enters into contracts with service providers that contain general indemnification clauses. The fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the fund that have not yet occurred. The risk of material loss from such claims is considered remote.
Note 4—Fees and transactions with affiliates
John Hancock Investment Management LLC (the Advisor) serves as investment advisor for the fund. John Hancock Investment Management Distributors LLC (the Distributor), an affiliate of the Advisor, serves as principal underwriter of the fund. The Advisor and the Distributor are indirect, principally owned subsidiaries of John Hancock Life Insurance Company (U.S.A.), which in turn is a subsidiary of Manulife Financial Corporation.
Management fee. The fund has an investment management agreement with the Advisor under which the fund pays a daily management fee to the Advisor equivalent on an annual basis to the sum of: (a) 0.800% of the first $250 million of the fund’s aggregate average daily net assets and (b) 0.750% of the fund’s aggregate average daily net assets in excess of $250 million. Aggregate net assets include the net assets of the fund and the portion
17	JOHN HANCOCK Infrastructure Fund |

of the net assets of John Hancock Diversified Real Assets Fund, a series of John Hancock Investment Trust, subadvised by Wellington Management Company LLP in the Infrastructure approach. The Advisor has a subadvisory agreement with Wellington Management Company LLP. The fund is not responsible for payment of the subadvisory fees.
The Advisor has contractually agreed to waive a portion of its management fee and/or reimburse expenses for certain funds of the John Hancock group of funds complex, including the fund (the participating portfolios). This waiver is based upon aggregate net assets of all the participating portfolios. The amount of the reimbursement is calculated daily and allocated among all the participating portfolios in proportion to the daily net assets of each fund. During the year ended October 31, 2025, this waiver amounted to 0.01% of the fund’s average daily net assets. This agreement expires on July 31, 2027, unless renewed by mutual agreement of the fund and the Advisor based upon a determination that this is appropriate under the circumstances at that time.
Prior to February 28, 2025, the Advisor contractually agreed to reduce its management fee or, if necessary make payment to Class A, Class C, Class I, Class R6 and Class NAV shares, in an amount equal to the amount by which the expenses of Class A, Class C, Class I, Class R6 and Class NAV shares, as applicable, exceeded 1.31%, 2.01%, 1.00%, 0.92% and 0.92%, respectively, of the average daily net assets attributable to the class. For purposes of this agreement, “expenses of Class A, Class C, Class I, Class R6 and Class NAV shares” means all expenses of the applicable class excluding taxes, brokerage commissions, interest expense, litigation and indemnification expenses and other extraordinary expenses not incurred in the ordinary course of the fund’s business, acquired fund fees paid indirectly, borrowing costs, prime brokerage fees, and short dividend expenses.
For the year ended October 31, 2025, the expense reductions described above amounted to the following:
Class	Expense reduction
Class A	$5,769
Class C	875
Class I	34,162
Class	Expense reduction
Class R6	$6,806
Class NAV	3,742
Total	$51,354

Expenses waived or reimbursed in the current fiscal period are not subject to recapture in future fiscal periods.
The investment management fees, including the impact of the waivers and reimbursements as described above, incurred for the year ended October 31, 2025, were equivalent to a net annual effective rate of 0.76% of the fund’s average daily net assets.
Accounting and legal services. Pursuant to a service agreement, the fund reimburses the Advisor for all expenses associated with providing the administrative, financial, legal, compliance, accounting and recordkeeping services to the fund, including the preparation of all tax returns, periodic reports to shareholders and regulatory reports, among other services. These expenses are allocated to each share class based on its relative net assets at the time the expense was incurred. These accounting and legal services fees incurred, for the year ended October 31, 2025, amounted to an annual rate of 0.02% of the fund’s average daily net assets.
Distribution and service plans. The fund has a distribution agreement with the Distributor. The fund has adopted distribution and service plans for certain classes as detailed below pursuant to Rule 12b-1 under the 1940 Act, to pay the Distributor for services provided as the distributor of shares of the fund. The fund may pay up to the following contractual rates of distribution and service fees under these arrangements, expressed as an annual percentage of average daily net assets for each class of the fund’s shares:
Class	Rule 12b-1 Fee
Class A	0.30%
Class C	1.00%
| JOHN HANCOCK Infrastructure Fund	18

Sales charges. Class A shares are assessed up-front sales charges, which resulted in payments to the Distributor amounting to $172,499 for the year ended October 31, 2025. Of this amount, $28,934 was retained and used for printing prospectuses, advertising, sales literature and other purposes and $143,565 was paid as sales commissions to broker-dealers.
Class A and Class C shares may be subject to contingent deferred sales charges (CDSCs). Certain Class A shares purchased, including those that are acquired through purchases of $1 million or more, and redeemed within one year of purchase are subject to a 1.00% CDSC. Class C shares that are redeemed within one year of purchase are subject to a 1.00% CDSC. CDSCs are applied to the lesser of the current market value at the time of redemption or the original purchase cost of the shares being redeemed. Proceeds from CDSCs are used to compensate the Distributor for providing distribution-related services in connection with the sale of these shares. During the year ended October 31, 2025, CDSCs received by the Distributor amounted to $1,004 and $619 for Class A and Class C shares, respectively.
Transfer agent fees. The John Hancock group of funds has a complex-wide transfer agent agreement with John Hancock Signature Services, Inc. (Signature Services), an affiliate of the Advisor. The transfer agent fees paid to Signature Services are determined based on the cost to Signature Services (Signature Services Cost) of providing recordkeeping services. It also includes out-of-pocket expenses, including payments made to third-parties for recordkeeping services provided to their clients who invest in one or more John Hancock funds. In addition, Signature Services Cost may be reduced by certain fees that Signature Services receives in connection with retirement and small accounts. Signature Services Cost is calculated monthly and allocated, as applicable, to three categories of share classes: Retail Share Classes of Non-Municipal Bond Funds, Retirement Share Classes and Retail Share Classes of Municipal Bond Funds. Within each of these categories, the applicable costs are allocated to the affected John Hancock affiliated funds and/or classes, based on the relative average daily net assets.
Class level expenses. Class level expenses for the year ended October 31, 2025 were as follows:
Class	Distribution and service fees	Transfer agent fees
Class A	$200,853	$74,855
Class C	101,414	11,334
Class I	—	442,011
Class R6	—	4,122
Total	$302,267	$532,322
Trustee expenses. The fund compensates each Trustee who is not an employee of the Advisor or its affiliates. The costs of paying Trustee compensation and expenses are allocated to the fund based on its net assets relative to other funds within the John Hancock group of funds complex.
Interfund lending program. Pursuant to an Exemptive Order issued by the SEC, the fund, along with certain other funds advised by the Advisor or its affiliates, may participate in an interfund lending program. This program provides an alternative credit facility allowing the fund to borrow from, or lend money to, other participating affiliated funds. At period end, no interfund loans were outstanding. Interest expense is included in Other expenses on the Statement of operations. The fund’s activity in this program during the period for which loans were outstanding was as follows:
Borrower or Lender	Weighted Average Loan Balance	Days Outstanding	Weighted Average Interest Rate	Interest Income (Expense)
Borrower	$12,300,000	1	4.840%	$(1,654)
Lender	7,550,000	2	4.850%	2,034
19	JOHN HANCOCK Infrastructure Fund |

Note 5—Fund share transactions
Transactions in fund shares for the years ended October 31, 2025 and 2024 were as follows:
	Year Ended 10-31-25		Year Ended 10-31-24
	Shares	Amount	Shares	Amount
Class A shares
Sold	1,316,644	$21,106,813	470,974	$6,628,681
Distributions reinvested	87,705	1,411,140	96,747	1,320,548
Repurchased	(1,000,321)	(15,951,489)	(1,222,948)	(16,572,901)
Net increase (decrease)	404,028	$6,566,464	(655,227)	$(8,623,672)
Class C shares
Sold	194,152	$3,132,772	43,033	$604,941
Distributions reinvested	9,619	153,257	11,161	149,575
Repurchased	(123,077)	(1,892,711)	(182,229)	(2,432,580)
Net increase (decrease)	80,694	$1,393,318	(128,035)	$(1,678,064)
Class I shares
Sold	13,837,313	$225,514,378	5,215,295	$70,219,176
Distributions reinvested	490,139	7,885,594	548,940	7,487,896
Repurchased	(7,908,944)	(124,791,394)	(15,192,538)	(203,428,770)
Net increase (decrease)	6,418,508	$108,608,578	(9,428,303)	$(125,721,698)
Class R6 shares
Sold	2,599,204	$42,441,183	365,493	$4,998,896
Distributions reinvested	120,902	1,950,615	145,539	1,990,349
Repurchased	(1,605,177)	(25,266,302)	(2,659,988)	(35,684,979)
Net increase (decrease)	1,114,929	$19,125,496	(2,148,956)	$(28,695,734)
Class NAV shares
Sold	787,454	$12,333,078	667,668	$8,904,414
Distributions reinvested	72,138	1,134,002	151,718	2,074,070
Repurchased	(3,397,551)	(51,062,680)	(2,402,938)	(33,619,580)
Net decrease	(2,537,959)	$(37,595,600)	(1,583,552)	$(22,641,096)
Total net increase (decrease)	5,480,200	$98,098,256	(13,944,073)	$(187,360,264)
Affiliates of the fund owned 100% of shares of Class NAV on October 31, 2025. Such concentration of shareholders’ capital could have a material effect on the fund if such shareholders redeem from the fund.
Note 6—Purchase and sale of securities
Purchases and sales of securities, other than short-term investments, amounted to $291,468,707 and $204,251,471, respectively, for the year ended October 31, 2025.
| JOHN HANCOCK Infrastructure Fund	20

Note 7—Industry or sector risk
The fund may invest a large percentage of its assets in one or more particular industries or sectors of the economy. If a large percentage of the fund’s assets are economically tied to a single or small number of industries or sectors of the economy, the fund will be less diversified than a more broadly diversified fund, and it may cause the fund to underperform if that industry or sector underperforms. In addition, focusing on a particular industry or sector may make the fund’s NAV more volatile. Further, a fund that invests in particular industries or sectors is particularly susceptible to the impact of market, economic, regulatory and other factors affecting those industries or sectors.
Issuers in the utilities sector are subject to many risks, including: increases in fuel and other operating costs; increased costs and delays as a result of environmental and safety regulations; difficulty in obtaining approval of rate increases; the negative impact of regulation; the potential impact of natural and man-made disaster; and technological innovations that may render existing plants, equipment, or products obsolete. Because utility companies are faced with the same obstacles, issues, and regulatory burdens, their securities may react similarly and more in unison to these or other market conditions.
Note 8—Investment by affiliated funds
Certain investors in the fund are affiliated funds that are managed by the Advisor and its affiliates. The affiliated funds do not invest in the fund for the purpose of exercising management or control; however, this investment may represent a significant portion of the fund’s net assets. At October 31, 2025, funds within the John Hancock group of funds complex held 5.1% of the fund’s net assets. The following fund(s) had an affiliate ownership of 5% or more of the fund’s net assets:
Fund	Affiliated Concentration
John Hancock Funds II Alternative Asset Allocation Fund	5.1%
Note 9—Investment in affiliated underlying funds
The fund may invest in affiliated underlying funds that are managed by the Advisor and its affiliates. Information regarding the fund’s fiscal year to date purchases and sales of the affiliated underlying funds as well as income and capital gains earned by the fund, if any, is as follows:
							Dividends and distributions
Affiliate	Ending share amount	Beginning value	Cost of purchases	Proceeds from shares sold	Realized gain (loss)	Change in unrealized appreciation (depreciation)	Income distributions received	Capital gain distributions received	Ending value
John Hancock Collateral Trust*	14,046	—	$162,673,103	$(162,531,554)	$(1,039)	$1	$47,373	—	$140,511

*	Refer to the Securities lending note within Note 2 for details regarding this investment.
Note 10—Segment reporting
The management committee of the Advisor acts as the fund’s chief operating decision maker (the CODM), assessing performance and making decisions about resource allocation. The fund represents a single operating segment, as the CODM monitors and assesses the operating results of the fund as a whole, and the fund’s long-term strategic asset allocation is managed in accordance with the terms of its prospectus, based on a defined investment strategy which is executed by the portfolio management team of the fund’s subadvisor. Segment assets are reflected in the Statement of assets and liabilities as “Total assets”, which consists primarily of total investments at value. The financial information, including the measurement of profit and loss and significant expenses, provided to and reviewed by the CODM is consistent with that presented within the Statement of operations, which includes “Increase (decrease) in net assets from operations”, Statements of changes in net assets, which includes “Increase (decrease) in net assets from fund share transactions”, and Financial highlights, which includes total return and income and expense ratios.
21	JOHN HANCOCK Infrastructure Fund |

Report of Independent Registered Public Accounting Firm

To the Board of Trustees of John Hancock Investment Trust and Shareholders of John Hancock Infrastructure Fund
Opinion on the Financial Statements
We have audited the accompanying statement of assets and liabilities, including the fund’s investments, of John Hancock Infrastructure Fund (one of the funds constituting John Hancock Investment Trust, referred to hereafter as the “Fund”) as of October 31, 2025, the related statement of operations for the year ended October 31, 2025, the statements of changes in net assets for each of the two years in the period ended October 31, 2025, including the related notes, and the financial highlights for each of the five years in the period ended October 31, 2025 (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund as of October 31, 2025, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period ended October 31, 2025 and the financial highlights for each of the five years in the period ended October 31, 2025 in conformity with accounting principles generally accepted in the United States of America.
Basis for Opinion
These financial statements are the responsibility of the Fund’s management. Our responsibility is to express an opinion on the Fund’s financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of October 31, 2025 by correspondence with the custodian, transfer agent and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.
/s/ PricewaterhouseCoopers LLP
Boston, Massachusetts
December 11, 2025
We have served as the auditor of one or more investment companies in the John Hancock group of funds since 1988.
| JOHN HANCOCK INFRASTRUCTURE FUND	22

Tax information
(Unaudited)
For federal income tax purposes, the following information is furnished with respect to the distributions of the fund, if any, paid during its taxable year ended October 31, 2025.
The fund reports the maximum amount allowable of its net taxable income as eligible for the corporate dividends-received deduction.
The fund reports the maximum amount allowable of its net taxable income as qualified dividend income as provided in the Jobs and Growth Tax Relief Reconciliation Act of 2003.
The fund reports the maximum amount allowable as Section 163(j) Interest Dividends.
Income derived from foreign sources was $11,583,967. The fund intends to pass through foreign tax credits of $918,680.
The fund reports the maximum amount allowable of its Section 199A dividends as defined in Proposed Treasury Regulation §1.199A-3(d).
Eligible shareholders will be mailed a 2025 Form 1099-DIV in early 2026. This will reflect the tax character of all distributions paid in calendar year 2025.
Please consult a tax advisor regarding the tax consequences of your investment in the fund.
23	JOHN HANCOCK INFRASTRUCTURE FUND |

EVALUATION OF ADVISORY AND SUBADVISORY AGREEMENTS BY THE BOARD OF TRUSTEES

This section describes the evaluation by the Board of Trustees (the Board) of John Hancock Investment Trust (the Trust) of the Advisory Agreement (the Advisory Agreement) with John Hancock Investment Management LLC (the Advisor) and the Subadvisory Agreement (the Subadvisory Agreement) with Wellington Management Company LLP (the Subadvisor), for John Hancock Infrastructure Fund (the fund). The Advisory Agreement and Subadvisory Agreement are collectively referred to as the Agreements. Prior to the June 23-26, 2025 meeting at which the Agreements were approved, the Board also discussed and considered information regarding the proposed continuation of the Agreements at a meeting held on May 27-May 29, 2025. The Trustees who are not “interested persons” of the Trust as defined by the Investment Company Act of 1940, as amended (the 1940 Act) (the Independent Trustees) also met separately to evaluate and discuss the information presented, including with counsel to the Independent Trustees and a third-party consulting firm.
Approval of Advisory and Subadvisory Agreements
At a meeting held on June 23-26, 2025, the Board, including the Trustees who are not parties to any Agreement or considered to be interested persons of the Trust under the 1940 Act, reapproved for an annual period the continuation of the Advisory Agreement between the Trust and the Advisor and the Subadvisory Agreement between the Advisor and the Subadvisor with respect to the fund.
In considering the Advisory Agreement and the Subadvisory Agreement, the Board received in advance of the meetings a variety of materials relating to the fund, the Advisor and the Subadvisor, including comparative performance, fee and expense information for a peer group of similar funds prepared by an independent third-party provider of fund data, performance information for an applicable benchmark index; and, with respect to the Subadvisor, comparative performance information for comparably managed accounts, as applicable, and other information provided by the Advisor and the Subadvisor regarding the nature, extent and quality of services provided by the Advisor and the Subadvisor under their respective Agreements, as well as information regarding the Advisor’s revenues and costs of providing services to the fund and any compensation paid to affiliates of the Advisor. At the meetings at which the renewal of the Advisory Agreement and Subadvisory Agreement are considered, particular focus is given to information concerning fund performance, comparability of fees and total expenses, and profitability. However, the Board noted that the evaluation process with respect to the Advisor and the Subadvisor is an ongoing one. In this regard, the Board also took into account discussions with management and information provided to the Board (including its various committees) at prior meetings with respect to the services provided by the Advisor and the Subadvisor to the fund, including quarterly performance reports prepared by management containing reviews of investment results and prior presentations from the Subadvisor with respect to the fund. The information received and considered by the Board in connection with the May and June meetings and throughout the year was both written and oral. The Board also considered the nature, quality, and extent of non-advisory services, if any, to be provided to the fund by the Advisor’s affiliates, including distribution services. The Board considered the Advisory Agreement and the Subadvisory Agreement separately in the course of its review. In doing so, the Board noted the respective roles of the Advisor and Subadvisor in providing services to the fund.
Throughout the process, the Board asked questions of and requested additional information from management. The Board is assisted by counsel for the Trust and the Independent Trustees are also separately assisted by independent legal counsel throughout the process. The Independent Trustees also received a memorandum from their independent legal counsel discussing the legal standards for their consideration of the proposed continuation of the Agreements and discussed the proposed continuation of the Agreements in private sessions with their independent legal counsel at which no representatives of management were present.
| JOHN HANCOCK INFRASTRUCTURE FUND	24

Approval of Advisory Agreement
In approving the Advisory Agreement with respect to the fund, the Board, including the Independent Trustees, considered a variety of factors, including those discussed below. The Board also considered other factors (including conditions and trends prevailing generally in the economy, the securities markets, and the industry) and did not treat any single factor as determinative, and each Trustee may have attributed different weights to different factors. The Board’s conclusions may be based in part on its consideration of the advisory and subadvisory arrangements in prior years and on the Board’s ongoing regular review of fund performance and operations throughout the year.
Nature, extent, and quality of services. Among the information received by the Board from the Advisor relating to the nature, extent, and quality of services provided to the fund, the Board reviewed information provided by the Advisor relating to its operations and personnel, descriptions of its organizational and management structure, and information regarding the Advisor’s compliance and regulatory history, including its Form ADV. The Board also noted that on a regular basis it receives and reviews information from the Trust’s Chief Compliance Officer (CCO) regarding the fund’s compliance policies and procedures established pursuant to Rule 38a-1 under the 1940 Act. The Board observed that the scope of services provided by the Advisor, and of the undertakings required of the Advisor in connection with those services, including maintaining and monitoring its own and the fund’s compliance programs, risk management programs, liquidity risk management programs, derivatives risk management programs, and cybersecurity programs, had expanded over time as a result of regulatory, market and other developments. The Board considered that the Advisor is responsible for the management of the day-to-day operations of the fund, including, but not limited to, general supervision of and coordination of the services provided by the Subadvisor, and is also responsible for monitoring and reviewing the activities of the Subadvisor and other third-party service providers. The Board also considered the significant risks assumed by the Advisor in connection with the services provided to the fund including entrepreneurial risk in sponsoring new funds and ongoing risks including investment, operational, enterprise, litigation, regulatory and compliance risks with respect to all funds.
In considering the nature, extent, and quality of the services provided by the Advisor, the Trustees also took into account their knowledge of the Advisor’s management and the quality of the performance of the Advisor’s duties, through Board meetings, discussions and reports during the preceding year and through each Trustee’s experience as a Trustee of the Trust and of the other trusts in the John Hancock group of funds complex (the John Hancock Fund Complex).
In the course of their deliberations regarding the Advisory Agreement, the Board considered, among other things:
(a)	the skills and competency with which the Advisor has in the past managed the Trust’s affairs and its subadvisory relationship, the Advisor’s oversight and monitoring of the Subadvisor’s investment performance and compliance programs, such as the Subadvisor’s compliance with fund policies and objectives, review of brokerage matters, including with respect to trade allocation and best execution and the Advisor’s timeliness in responding to performance issues;
(b)	the background, qualifications and skills of the Advisor’s personnel;
(c)	the Advisor’s compliance policies and procedures and its responsiveness to regulatory changes and fund industry developments;
(d)	the Advisor’s administrative capabilities, including its ability to supervise the other service providers for the fund, as well as the Advisor’s oversight of any securities lending activity, its monitoring of class action litigation and collection of class action settlements on behalf of the fund, and bringing loss recovery actions on behalf of the fund;
(e)	the financial condition of the Advisor and whether it has the financial wherewithal to provide a high level and quality of services to the fund;
25	JOHN HANCOCK INFRASTRUCTURE FUND |

(f)	the Advisor’s initiatives intended to improve various aspects of the Trust’s operations and investor experience with the fund; and
(g)	the Advisor’s reputation and experience in serving as an investment advisor to the Trust and the benefit to shareholders of investing in funds that are part of a family of funds offering a variety of investments.
The Board concluded that the Advisor may reasonably be expected to continue to provide a high quality of services under the Advisory Agreement with respect to the fund.
Investment performance. In considering the fund’s performance, the Board noted that it reviews at its regularly scheduled meetings information about the fund’s performance results. In connection with the consideration of the Advisory Agreement, the Board:
(a)	reviewed information prepared by management regarding the fund’s performance;
(b)	considered the comparative performance of an applicable benchmark index;
(c)	considered the performance of comparable funds, if any, as included in the report prepared by an independent third-party provider of fund data; and
(d)	took into account the Advisor’s analysis of the fund’s performance and its plans and recommendations regarding the Trust’s subadvisory arrangements generally.
The Board noted that while it found the data provided by the independent third-party generally useful it recognized its limitations, including in particular that the data may vary depending on the end date selected and the results of the performance comparisons may vary depending on the selection of the peer group. The Board noted that the fund underperformed its benchmark index for the one-, three-, five-, and ten-year periods ended December 31, 2024. The Board also noted that the fund outperformed the peer group median for the one-, three-, five and ten-year periods ended December 31, 2024. The Board took into account management’s discussion of the factors that contributed to the fund’s performance relative to the benchmark index for the one-, three-, five-, and ten-year periods. The Board concluded that the fund’s performance has generally been in line with or outperformed the historical performance of comparable funds.
Fees and expenses. The Board reviewed comparative information prepared by an independent third-party provider of fund data, including, among other data, the fund’s contractual and net management fees (and subadvisory fees, to the extent available) and total expenses as compared to similarly situated investment companies deemed to be comparable to the fund in light of the nature, extent and quality of the management and advisory and subadvisory services provided by the Advisor and the Subadvisor. The Board considered the fund’s ranking within a smaller group of peer funds chosen by the independent third-party provider, as well as the fund’s ranking within a broader group of funds. In comparing the fund’s contractual and net management fees to those of comparable funds, the Board noted that such fees include both advisory and administrative costs. The Board noted that net management fees for the fund are higher than the peer group median and net total expenses for the fund are lower than the peer group median.
The Board took into account management’s discussion of the fund’s expenses. The Board took into account management’s discussion with respect to the overall management fee and the fees of the Subadvisor, including the amount of the advisory fee retained by the Advisor after payment of the subadvisory fee, in each case in light of the services rendered for those amounts and the risks undertaken by the Advisor. The Board also noted that the Advisor pays the subadvisory fee, and that such fees are negotiated at arm’s length with respect to the Subadvisor. In addition, the Board took into account that management had agreed to implement an overall fee waiver across the complex, including the fund, which is discussed further below. The Board also noted actions taken over the past several years to reduce the fund’s operating expenses. The Board also noted that, in addition, the Advisor is currently waiving fees and/or reimbursing expenses with respect to the fund and that the fund has breakpoints in its contractual management fee schedule that reduce management fees as assets increase. The Board noted that
| JOHN HANCOCK INFRASTRUCTURE FUND	26

the fund has a voluntary fee waiver and/or expense reimbursement which reduces certain expenses of the fund. The Board reviewed information provided by the Advisor concerning the investment advisory fee charged by the Advisor or one of its advisory affiliates to other clients (including other funds in the John Hancock Fund Complex) having similar investment mandates, if any. The Board considered any differences between the Advisor’s and Subadvisor’s services to the fund and the services they provide to other comparable clients or funds. The Board concluded that the advisory fee paid with respect to the fund is reasonable in light of the nature, extent and quality of the services provided to the fund under the Advisory Agreement.
Profitability/Fall out benefits. In considering the costs of the services to be provided and the profits to be realized by the Advisor and its affiliates from the Advisor’s relationship with the Trust, the Board:
(a)	reviewed financial information of the Advisor;
(b)	reviewed and considered information presented by the Advisor regarding the net profitability to the Advisor and its affiliates with respect to the fund;
(c)	received and reviewed profitability information with respect to the John Hancock Fund Complex as a whole and with respect to the fund;
(d)	received information with respect to the Advisor’s allocation methodologies used in preparing the profitability data and considered that the Advisor hired an independent third-party consultant to provide an analysis of the Advisor’s allocation methodologies;
(e)	considered that the John Hancock insurance companies that are affiliates of the Advisor, as shareholders of the Trust directly or through their separate accounts, receive certain tax credits or deductions relating to foreign taxes paid and dividends received by certain funds of the Trust and noted that these tax benefits, which are not available to participants in qualified retirement plans under applicable income tax law, are reflected in the profitability information reviewed by the Board;
(f)	considered that the Advisor also provides administrative services to the fund on a cost basis pursuant to an administrative services agreement;
(g)	noted that affiliates of the Advisor provide transfer agency services and distribution services to the fund, and that the fund’s distributor also receives Rule 12b-1 payments to support distribution of the fund;
(h)	noted that the Advisor also derives reputational and other indirect benefits from providing advisory services to the fund;
(i)	noted that the subadvisory fee for the fund is paid by the Advisor and is negotiated at arm’s length;
(j)	considered the Advisor’s ongoing costs and expenditures necessary to improve services, meet new regulatory and compliance requirements, and adapt to other challenges impacting the fund industry; and
(k)	considered that the Advisor should be entitled to earn a reasonable level of profits in exchange for the level of services it provides to the fund and the risks that it assumes as Advisor, including entrepreneurial, operational, reputational, litigation and regulatory risk.
Based upon its review, the Board concluded that the level of profitability, if any, of the Advisor and its affiliates from their relationship with the fund was reasonable and not excessive.
Economies of scale. In considering the extent to which economies of scale would be realized as the fund grows and whether fee levels reflect these economies of scale for the benefit of fund shareholders, the Board:
(a)	considered that the Advisor has contractually agreed to waive a portion of its management fee for certain funds of the John Hancock Fund Complex, including the fund (the participating portfolios) or
27	JOHN HANCOCK INFRASTRUCTURE FUND |

otherwise reimburse the expenses of the participating portfolios (the reimbursement). This waiver is based upon aggregate net assets of all the participating portfolios. The amount of the reimbursement is calculated daily and allocated among all the participating portfolios in proportion to the daily net assets of each fund;
(b)	reviewed the fund’s advisory fee structure and concluded that: (i) the fund’s fee structure contains breakpoints at the subadvisory fee level and that such breakpoints are reflected as breakpoints in the advisory fees for the fund; and (ii) although economies of scale cannot be measured with precision, these arrangements permit shareholders of the fund to benefit from economies of scale if the fund grows. The Board also took into account management’s discussion of the fund’s advisory fee structure; and
(c)	the Board also considered the effect of the fund’s growth in size on its performance and fees. The Board also noted that if the fund’s assets increase over time, the fund may realize other economies of scale.
Approval of Subadvisory Agreement
In making its determination with respect to approval of the Subadvisory Agreement, the Board reviewed:
(1)	information relating to the Subadvisor’s business, including current subadvisory services to the Trust (and other funds in the John Hancock Fund Complex);
(2)	the historical and current performance of the fund and comparative performance information relating to an applicable benchmark index and comparable funds;
(3)	the subadvisory fee for the fund, including any breakpoints, and to the extent available, comparable fee information prepared by an independent third-party provider of fund data; and
(4)	information relating to the nature and scope of any material relationships and their significance to the Trust’s Advisor and Subadvisor.
Nature, extent, and quality of services. With respect to the services provided by the Subadvisor, the Board received information provided to the Board by the Subadvisor, including the Subadvisor’s Form ADV, as well as took into account information presented throughout the past year. The Board considered the Subadvisor’s current level of staffing and its overall resources, as well as received information relating to the Subadvisor’s compensation program. The Board reviewed the Subadvisor’s history and investment experience, as well as information regarding the qualifications, background, and responsibilities of the Subadvisor’s investment and compliance personnel who provide services to the fund. The Board also considered, among other things, the Subadvisor’s compliance program and any disciplinary history. The Board also considered the Subadvisor’s risk assessment and monitoring process. The Board reviewed the Subadvisor’s regulatory history, including whether it was involved in any regulatory actions or investigations as well as material litigation, and any settlements and amelioratory actions undertaken, as appropriate. The Board noted that the Advisor conducts regular, periodic reviews of the Subadvisor and its operations, including regarding investment processes and organizational and staffing matters. The Board also noted that the Trust’s CCO and his staff conduct regular, periodic compliance reviews with the Subadvisor and present reports to the Independent Trustees regarding the same, which includes evaluating the regulatory compliance systems of the Subadvisor and procedures reasonably designed to assure compliance with the federal securities laws. The Board also took into account the financial condition of the Subadvisor.
The Board considered the Subadvisor’s investment process and philosophy. The Board took into account that the Subadvisor’s responsibilities include the development and maintenance of an investment program for the fund that is consistent with the fund’s investment objective, the selection of investment securities and the placement of
| JOHN HANCOCK INFRASTRUCTURE FUND	28

orders for the purchase and sale of such securities, as well as the implementation of compliance controls related to performance of these services. The Board also received information with respect to the Subadvisor’s brokerage policies and practices, including with respect to best execution and soft dollars.
Subadvisor compensation. In considering the cost of services to be provided by the Subadvisor and the profitability to the Subadvisor of its relationship with the fund, the Board noted that the fees under the Subadvisory Agreement are paid by the Advisor and not the fund.
The Board also relied on the ability of the Advisor to negotiate the Subadvisory Agreement with the Subadvisor, which is not affiliated with the Advisor, and the fees thereunder at arm’s length. As a result, the costs of the services to be provided and the profits to be realized by the Subadvisor from its relationship with the Trust were not a material factor in the Board’s consideration of the Subadvisory Agreement.
The Board also received information regarding the nature and scope (including their significance to the Advisor and its affiliates and to the Subadvisor) of any material relationships with respect to the Subadvisor, which include arrangements in which the Subadvisor or its affiliates provide advisory, distribution, or management services in connection with financial products sponsored by the Advisor or its affiliates, and may include other registered investment companies, a 529 education savings plan, managed separate accounts and exempt group annuity contracts sold to qualified plans. The Board also received information and took into account any other potential conflicts of interest the Advisor might have in connection with the Subadvisory Agreement.
In addition, the Board considered other potential indirect benefits that the Subadvisor and its affiliates may receive from the Subadvisor’s relationship with the fund, such as the opportunity to provide advisory services to additional funds in the John Hancock Fund Complex and reputational benefits.
Subadvisory fees. The Board considered that the fund pays an advisory fee to the Advisor and that, in turn, the Advisor pays a subadvisory fee to the Subadvisor. As noted above, the Board also considered the fund’s subadvisory fees as compared to similarly situated investment companies deemed to be comparable to the fund as included in the report prepared by the independent third-party provider of fund data, to the extent available. The Board noted that the subadvisory fees for the fund are above the peer group median. The Board also took into account the subadvisory fees paid by the Advisor to the Subadvisor with respect to the fund and compared them to fees charged by the Subadvisor to manage other subadvised portfolios and portfolios not subject to regulation under the 1940 Act, as applicable.
Subadvisor performance. As noted above, the Board considered the fund’s performance as compared to the fund’s peer group and the benchmark index and noted that the Board reviews information about the fund’s performance results at its regularly scheduled meetings. The Board noted the Advisor’s expertise and resources in monitoring the performance, investment style and risk-adjusted performance of the Subadvisor. The Board was mindful of the Advisor’s focus on the Subadvisor’s performance. The Board also noted the Subadvisor’s long-term performance record for similar accounts, as applicable.
The Board’s decision to approve the Subadvisory Agreement was based on a number of determinations, including the following:
(1)	the Subadvisor has extensive experience and demonstrated skills as a manager;
(2)	the performance of the fund has generally been in line with or outperformed the historical performance of comparable funds;
(3)	the subadvisory fee is reasonable in relation to the level and quality of services being provided under the Subadvisory Agreement; and
29	JOHN HANCOCK INFRASTRUCTURE FUND |

(4)	noted that the subadvisory fees are paid by the Advisor not the fund and that the subadvisory fee breakpoints are reflected as breakpoints in the advisory fees for the fund in order to permit shareholders to benefit from economies of scale if the fund grows.
* * *
Based on the Board’s evaluation of all factors that the Board deemed to be material, including those factors described above, the Board, including the Independent Trustees, concluded that renewal of the Advisory Agreement and the Subadvisory Agreement would be in the best interest of the fund and its shareholders. Accordingly, the Board, and the Independent Trustees voting separately, approved the Advisory Agreement and Subadvisory Agreement for an additional one-year period.
| JOHN HANCOCK INFRASTRUCTURE FUND	30

John Hancock Investment Management Distributors LLC, Member FINRA, SIPC
200 Berkeley Street, Boston, MA 02116-5010, 800-225-5291, jhinvestments.com
Manulife, Manulife Investments, Stylized M Design, and Manulife Investments & Stylized M Design are trademarks of The Manufacturers Life Insurance Company and John Hancock and the Stylized John Hancock Design are trademarks of John Hancock Life Insurance Company (U.S.A.). Each are used by it and by its affiliates under license.
NOT FDIC INSURED. MAY LOSE VALUE. NO BANK GUARANTEE. NOT INSURED BY ANY GOVERNMENT AGENCY.
This report is for the information of the shareholders of John Hancock Infrastructure Fund. It is not authorized for distribution to prospective investors unless preceded or accompanied by a prospectus.
MF4947114	438A 10/25
12/25

Annual Financial Statements & Other N-CSR Items
John Hancock
Small Cap Core Fund
U.S. equity
October 31, 2025

John Hancock
Small Cap Core Fund

2	Fund’s investments
6	Financial statements
9	Financial highlights
13	Notes to financial statements
21	Report of independent registered public accounting firm
22	Tax information
23	Evaluation of advisory and subadvisory agreements by the Board of Trustees
1	JOHN HANCOCK SMALL CAP CORE FUND |

Fund’s investments
AS OF 10-31-25
	Shares	Value
Common stocks 99.0%		$1,964,346,591
(Cost $1,797,318,758)
Communication services 1.6%		31,380,479
Entertainment 1.6%
Madison Square Garden Sports Corp. (A)	146,371	31,380,479
Consumer discretionary 12.7%		251,691,172
Diversified consumer services 1.5%
Mister Car Wash, Inc. (A)	5,410,317	30,243,672
Hotels, restaurants and leisure 4.6%
First Watch Restaurant Group, Inc. (A)	1,428,553	23,556,839
Genius Sports, Ltd. (A)	2,942,635	33,134,070
Life Time Group Holdings, Inc. (A)	809,860	20,027,838
Wingstop, Inc.	68,061	14,744,054
Household durables 1.3%
Green Brick Partners, Inc. (A)	378,436	24,499,947
Specialty retail 2.9%
Bath & Body Works, Inc.	1,028,185	25,169,969
Lithia Motors, Inc.	102,535	32,204,193
Textiles, apparel and luxury goods 2.4%
Levi Strauss & Company, Class A	1,473,190	29,876,293
On Holding AG, Class A (A)	490,829	18,234,297
Consumer staples 1.8%		35,059,665
Household products 1.0%
Central Garden & Pet Company, Class A (A)	688,923	19,158,949
Personal care products 0.8%
BellRing Brands, Inc. (A)	527,737	15,900,716
Energy 3.1%		61,167,710
Energy equipment and services 1.3%
Liberty Energy, Inc.	1,413,511	25,598,684
Oil, gas and consumable fuels 1.8%
Magnolia Oil & Gas Corp., Class A	1,583,661	35,569,026
Financials 13.6%		270,349,735
Banks 10.6%
Banner Corp.	641,224	38,723,517
Cullen/Frost Bankers, Inc.	330,857	40,741,732
Old National Bancorp	1,416,857	28,946,389
Pinnacle Financial Partners, Inc.	335,843	28,617,182
SouthState Bank Corp.	466,955	41,395,561
Univest Financial Corp.	1,084,564	31,842,799
SEE NOTES TO FINANCIAL STATEMENTS	| JOHN HANCOCK SMALL CAP CORE FUND	2

	Shares	Value
Financials (continued)
Capital markets 3.0%
Evercore, Inc., Class A	117,988	$34,754,545
Moelis & Company, Class A	399,937	25,328,010
Health care 14.5%		288,330,400
Biotechnology 1.9%
ACADIA Pharmaceuticals, Inc. (A)	390,175	8,856,973
Exact Sciences Corp. (A)	316,634	20,483,053
Ultragenyx Pharmaceutical, Inc. (A)	222,590	7,701,614
Health care equipment and supplies 4.7%
Globus Medical, Inc., Class A (A)	329,745	19,913,301
Haemonetics Corp. (A)	133,070	6,654,831
Integer Holdings Corp. (A)	398,743	25,746,836
Merit Medical Systems, Inc. (A)	242,731	21,248,672
Teleflex, Inc.	158,391	19,714,928
Health care providers and services 3.8%
BrightSpring Health Services, Inc. (A)	677,255	22,383,278
Concentra Group Holdings Parent, Inc.	1,001,022	19,940,358
Molina Healthcare, Inc. (A)	90,565	13,861,879
Option Care Health, Inc. (A)	759,647	19,773,611
Life sciences tools and services 1.9%
Bio-Rad Laboratories, Inc., Class A (A)	62,902	20,100,334
Revvity, Inc.	185,438	17,355,142
Pharmaceuticals 2.2%
Axsome Therapeutics, Inc. (A)	75,860	10,240,341
Jazz Pharmaceuticals PLC (A)	100,157	13,785,609
Prestige Consumer Healthcare, Inc. (A)	339,433	20,569,640
Industrials 20.4%		404,932,891
Aerospace and defense 1.3%
Hexcel Corp.	366,328	26,155,819
Building products 3.7%
A.O. Smith Corp.	409,057	26,993,671
Simpson Manufacturing Company, Inc.	144,891	25,573,262
Trex Company, Inc. (A)	417,493	20,173,262
Construction and engineering 3.8%
Arcosa, Inc.	414,016	42,229,632
MasTec, Inc. (A)	160,995	32,868,739
Electrical equipment 3.3%
Generac Holdings, Inc. (A)	188,989	31,753,932
Regal Rexnord Corp.	235,609	33,194,952
Ground transportation 1.3%
Knight-Swift Transportation Holdings, Inc.	579,803	26,160,711
3	JOHN HANCOCK SMALL CAP CORE FUND |	SEE NOTES TO FINANCIAL STATEMENTS

	Shares	Value
Industrials (continued)
Machinery 7.0%
Atmus Filtration Technologies, Inc.	799,158	$36,345,706
Crane Company	173,802	33,022,380
The Timken Company	522,774	41,042,987
The Toro Company	393,655	29,417,838
Information technology 24.6%		487,609,371
Electronic equipment, instruments and components 1.5%
Advanced Energy Industries, Inc.	147,079	29,817,326
Semiconductors and semiconductor equipment 9.2%
Alpha & Omega Semiconductor, Ltd. (A)	635,088	17,820,569
Ambarella, Inc. (A)	294,898	25,134,157
Kulicke & Soffa Industries, Inc.	902,132	36,022,129
MACOM Technology Solutions Holdings, Inc. (A)	248,887	36,867,631
MKS, Inc.	239,629	34,437,084
Veeco Instruments, Inc. (A)	1,112,350	31,980,063
Software 13.9%
Adeia, Inc.	1,739,473	29,640,620
Alkami Technology, Inc. (A)	1,467,867	29,783,021
Braze, Inc., Class A (A)	1,158,394	33,199,572
CommVault Systems, Inc. (A)	229,264	31,918,134
Progress Software Corp. (A)	752,956	32,106,044
Q2 Holdings, Inc. (A)	480,150	29,654,064
Tenable Holdings, Inc. (A)	1,131,159	32,826,234
Varonis Systems, Inc. (A)	618,955	21,805,785
Xperi, Inc. (A)	2,111,811	14,191,370
Yext, Inc. (A)	2,409,158	20,405,568
Materials 1.5%		31,019,868
Chemicals 1.5%
Avient Corp.	967,255	31,019,868
Real estate 4.1%		81,127,881
Industrial REITs 4.1%
EastGroup Properties, Inc.	231,095	40,333,010
First Industrial Realty Trust, Inc.	737,968	40,794,871
Utilities 1.1%		21,677,419
Multi-utilities 1.1%
Unitil Corp.	444,665	21,677,419

SEE NOTES TO FINANCIAL STATEMENTS	| JOHN HANCOCK SMALL CAP CORE FUND	4

	Yield (%)	Shares	Value
Short-term investments 1.3%			$25,530,273
(Cost $25,528,558)
Short-term funds 1.3%			25,530,273
John Hancock Collateral Trust (B)	3.9239(C)	2,552,058	25,530,273

Total investments (Cost $1,822,847,316) 100.3%	$1,989,876,864
Other assets and liabilities, net (0.3%)	(6,043,923)
Total net assets 100.0%	$1,983,832,941

The percentage shown for each investment category is the total value of the category as a percentage of the net assets of the fund.
Security Abbreviations and Legend
(A)	Non-income producing security.
(B)	Investment is an affiliate of the fund, the advisor and/or subadvisor.
(C)	The rate shown is the annualized seven-day yield as of 10-31-25.
At 10-31-25, the aggregate cost of investments for federal income tax purposes was $1,838,397,710. Net unrealized appreciation aggregated to $151,479,154, of which $264,405,225 related to gross unrealized appreciation and $112,926,071 related to gross unrealized depreciation.
5	JOHN HANCOCK SMALL CAP CORE FUND |	SEE NOTES TO FINANCIAL STATEMENTS

Financial statements
STATEMENT OF ASSETS AND LIABILITIES 10-31-25

Assets
Unaffiliated investments, at value (Cost $1,797,318,758)	$1,964,346,591
Affiliated investments, at value (Cost $25,528,558)	25,530,273
Total investments, at value (Cost $1,822,847,316)	1,989,876,864
Dividends and interest receivable	519,593
Receivable for fund shares sold	1,615,922
Receivable for investments sold	8,157,747
Other assets	153,910
Total assets	2,000,324,036
Liabilities
Payable for investments purchased	1,837,962
Payable for fund shares repurchased	14,212,301
Payable to affiliates
Accounting and legal services fees	70,466
Transfer agent fees	77,480
Trustees’ fees	1,904
Other liabilities and accrued expenses	290,982
Total liabilities	16,491,095
Net assets	$1,983,832,941
Net assets consist of
Paid-in capital	$1,759,231,302
Total distributable earnings (loss)	224,601,639
Net assets	$1,983,832,941

Net asset value per share
Based on net asset value and shares outstanding - the fund has an unlimited number of shares authorized with no par value
Class A ($360,256,190 ÷ 22,620,518 shares)[1]	$15.93
Class I ($395,572,093 ÷ 24,533,702 shares)	$16.12
Class R6 ($555,542,283 ÷ 34,265,944 shares)	$16.21
Class NAV ($672,462,375 ÷ 41,493,268 shares)	$16.21
Maximum offering price per share
Class A (net asset value per share ÷ 95%)[2]	$16.77

[1]	Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.
[2]	On single retail sales of less than $50,000. On sales of $50,000 or more and on group sales the offering price is reduced.
SEE NOTES TO FINANCIAL STATEMENTS	| JOHN HANCOCK Small Cap Core Fund	6

STATEMENT OF OPERATIONS For the year ended 10-31-25

Investment income
Dividends	$20,805,202
Dividends from affiliated investments	1,701,136
Total investment income	22,506,338
Expenses
Investment management fees	17,512,068
Distribution and service fees	928,112
Accounting and legal services fees	411,911
Transfer agent fees	1,071,853
Trustees’ fees	55,735
Custodian fees	248,855
State registration fees	111,629
Printing and postage	234,646
Professional fees	135,906
Other	73,309
Total expenses	20,784,024
Less expense reductions	(202,199)
Net expenses	20,581,825
Net investment income	1,924,513
Realized and unrealized gain (loss)
Net realized gain (loss) on
Unaffiliated investments	103,223,686
Affiliated investments	9,014
103,232,700
Change in net unrealized appreciation (depreciation) of
Unaffiliated investments	(166,495,651)
Affiliated investments	(11,324)
(166,506,975)
Net realized and unrealized loss	(63,274,275)
Decrease in net assets from operations	$(61,349,762)
7	JOHN HANCOCK Small Cap Core Fund |	SEE NOTES TO FINANCIAL STATEMENTS

STATEMENTS OF CHANGES IN NET ASSETS

	Year ended 10-31-25	Year ended 10-31-24
Increase (decrease) in net assets
From operations
Net investment income	$1,924,513	$4,005,939
Net realized gain	103,232,700	22,013,347
Change in net unrealized appreciation (depreciation)	(166,506,975)	449,697,839
Increase (decrease) in net assets resulting from operations	(61,349,762)	475,717,125
Distributions to shareholders
From earnings
Class A	(3,328,545)	(2,442,294)
Class I	(6,223,208)	(4,920,894)
Class R6	(4,770,572)	(3,565,934)
Class NAV	(6,232,226)	(5,373,484)
Total distributions	(20,554,551)	(16,302,606)
From fund share transactions
Fund share transactions	(202,147,674)	(61,472,659)
Issued in reorganization	202,448,751	—
From fund share transactions	301,077	(61,472,659)
Total increase (decrease)	(81,603,236)	397,941,860
Net assets
Beginning of year	2,065,436,177	1,667,494,317
End of year	$1,983,832,941	$2,065,436,177
SEE NOTES TO FINANCIAL STATEMENTS	| JOHN HANCOCK Small Cap Core Fund	8

Financial highlights
CLASS A SHARES Period ended	10-31-25	10-31-24	10-31-23	10-31-22	10-31-21
Per share operating performance
Net asset value, beginning of period	$16.75	$13.12	$13.97	$18.52	$12.22
Net investment loss[1]	(0.03)	(0.01)	(0.01)	(0.07)	(0.07)
Net realized and unrealized gain (loss) on investments	(0.64)	3.75	(0.71)	(2.42)	6.57
Total from investment operations	(0.67)	3.74	(0.72)	(2.49)	6.50
Less distributions
From net realized gain	(0.15)	(0.11)	(0.13)	(2.06)	(0.20)
Net asset value, end of period	$15.93	$16.75	$13.12	$13.97	$18.52
Total return (%)[2,3]	(4.07)	28.55	(5.13)	(14.93)	53.59
Ratios and supplemental data
Net assets, end of period (in millions)	$360	$377	$301	$329	$377
Ratios (as a percentage of average net assets):
Expenses before reductions	1.24	1.24	1.25	1.24	1.24
Expenses including reductions	1.23	1.23	1.24	1.23	1.23
Net investment loss	(0.18)	(0.06)	(0.08)	(0.45)	(0.41)
Portfolio turnover (%)	63[4]	56	56[5]	64	64

[1]	Based on average daily shares outstanding.
[2]	Total returns would have been lower had certain expenses not been reduced during the applicable periods.
[3]	Does not reflect the effect of sales charges, if any.
[4]	Excludes merger activity.
[5]	Excludes in-kind transactions.
9	JOHN HANCOCK Small Cap Core Fund |	SEE NOTES TO FINANCIAL STATEMENTS

CLASS I SHARES Period ended	10-31-25	10-31-24	10-31-23	10-31-22	10-31-21
Per share operating performance
Net asset value, beginning of period	$16.93	$13.24	$14.06	$18.59	$12.25
Net investment income (loss)[1]	0.01	0.03	0.02	(0.03)	(0.03)
Net realized and unrealized gain (loss) on investments	(0.66)	3.79	(0.71)	(2.44)	6.59
Total from investment operations	(0.65)	3.82	(0.69)	(2.47)	6.56
Less distributions
From net investment income	(0.01)	(0.02)	—	—	(0.02)
From net realized gain	(0.15)	(0.11)	(0.13)	(2.06)	(0.20)
Total distributions	(0.16)	(0.13)	(0.13)	(2.06)	(0.22)
Net asset value, end of period	$16.12	$16.93	$13.24	$14.06	$18.59
Total return (%)[2]	(3.88)	28.93	(4.88)	(14.74)	53.94
Ratios and supplemental data
Net assets, end of period (in millions)	$396	$643	$537	$540	$308
Ratios (as a percentage of average net assets):
Expenses before reductions	0.99	0.99	1.00	0.99	0.99
Expenses including reductions	0.98	0.98	0.99	0.98	0.98
Net investment income (loss)	0.07	0.19	0.17	(0.18)	(0.19)
Portfolio turnover (%)	63[3]	56	56[4]	64	64

[1]	Based on average daily shares outstanding.
[2]	Total returns would have been lower had certain expenses not been reduced during the applicable periods.
[3]	Excludes merger activity.
[4]	Excludes in-kind transactions.
SEE NOTES TO FINANCIAL STATEMENTS	| JOHN HANCOCK Small Cap Core Fund	10

CLASS R6 SHARES Period ended	10-31-25	10-31-24	10-31-23	10-31-22	10-31-21
Per share operating performance
Net asset value, beginning of period	$17.02	$13.31	$14.12	$18.65	$12.28
Net investment income (loss)[1]	0.03	0.05	0.04	(0.01)	(0.01)
Net realized and unrealized gain (loss) on investments	(0.66)	3.80	(0.72)	(2.45)	6.61
Total from investment operations	(0.63)	3.85	(0.68)	(2.46)	6.60
Less distributions
From net investment income	(0.03)	(0.03)	—	(0.01)	(0.03)
From net realized gain	(0.15)	(0.11)	(0.13)	(2.06)	(0.20)
Total distributions	(0.18)	(0.14)	(0.13)	(2.07)	(0.23)
Net asset value, end of period	$16.21	$17.02	$13.31	$14.12	$18.65
Total return (%)[2]	(3.77)	29.04	(4.79)	(14.64)	54.16
Ratios and supplemental data
Net assets, end of period (in millions)	$556	$455	$328	$307	$242
Ratios (as a percentage of average net assets):
Expenses before reductions	0.88	0.88	0.89	0.89	0.89
Expenses including reductions	0.87	0.87	0.88	0.88	0.88
Net investment income (loss)	0.17	0.30	0.28	(0.09)	(0.07)
Portfolio turnover (%)	63[3]	56	56[4]	64	64

[1]	Based on average daily shares outstanding.
[2]	Total returns would have been lower had certain expenses not been reduced during the applicable periods.
[3]	Excludes merger activity.
[4]	Excludes in-kind transactions.
11	JOHN HANCOCK Small Cap Core Fund |	SEE NOTES TO FINANCIAL STATEMENTS

CLASS NAV SHARES Period ended	10-31-25	10-31-24	10-31-23	10-31-22	10-31-21
Per share operating performance
Net asset value, beginning of period	$17.01	$13.30	$14.11	$18.64	$12.27
Net investment income (loss)[1]	0.03	0.05	0.04	(0.01)	(0.01)
Net realized and unrealized gain (loss) on investments	(0.65)	3.80	(0.72)	(2.45)	6.61
Total from investment operations	(0.62)	3.85	(0.68)	(2.46)	6.60
Less distributions
From net investment income	(0.03)	(0.03)	—	(0.01)	(0.03)
From net realized gain	(0.15)	(0.11)	(0.13)	(2.06)	(0.20)
Total distributions	(0.18)	(0.14)	(0.13)	(2.07)	(0.23)
Net asset value, end of period	$16.21	$17.01	$13.30	$14.11	$18.64
Total return (%)[2]	(3.71)	29.07	(4.79)	(14.65)	54.07
Ratios and supplemental data
Net assets, end of period (in millions)	$672	$590	$501	$507	$690
Ratios (as a percentage of average net assets):
Expenses before reductions	0.87	0.87	0.88	0.88	0.88
Expenses including reductions	0.86	0.86	0.88	0.87	0.87
Net investment income (loss)	0.18	0.31	0.29	(0.09)	(0.05)
Portfolio turnover (%)	63[3]	56	56[4]	64	64

[1]	Based on average daily shares outstanding.
[2]	Total returns would have been lower had certain expenses not been reduced during the applicable periods.
[3]	Excludes merger activity.
[4]	Excludes in-kind transactions.
SEE NOTES TO FINANCIAL STATEMENTS	| JOHN HANCOCK Small Cap Core Fund	12

Notes to financial statements
Note 1—Organization
John Hancock Small Cap Core Fund (the fund) is a series of John Hancock Investment Trust (the Trust), an open-end management investment company organized as a Massachusetts business trust and registered under the Investment Company Act of 1940, as amended (the 1940 Act). The investment objective of the fund is to seek long-term capital appreciation.
The fund may offer multiple classes of shares. The shares currently outstanding are detailed in the Statement of assets and liabilities. Class A shares are offered to all investors. Class I shares are offered to institutions and certain investors. Class R6 shares are only available to certain retirement plans, institutions and other investors. Class NAV shares are offered to John Hancock affiliated funds of funds, retirement plans for employees of John Hancock and/or Manulife Financial Corporation, and certain 529 plans. Shareholders of each class have exclusive voting rights to matters that affect that class. The distribution and service fees, if any, and transfer agent fees for each class may differ.
Note 2—Significant accounting policies
The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (US GAAP), which require management to make certain estimates and assumptions as of the date of the financial statements. Actual results could differ from those estimates and those differences could be significant. The fund qualifies as an investment company under Topic 946 of Accounting Standards Codification of US GAAP.
Events or transactions occurring after the end of the fiscal period through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the fund:
Security valuation. Investments are stated at value as of the scheduled close of regular trading on the New York Stock Exchange (NYSE), normally at 4:00 P.M., Eastern Time. In case of emergency or other disruption resulting in the NYSE not opening for trading or the NYSE closing at a time other than the regularly scheduled close, the net asset value (NAV) may be determined as of the regularly scheduled close of the NYSE pursuant to the Valuation Policies and Procedures of the Advisor, John Hancock Investment Management LLC, the fund’s valuation designee.
In order to value the securities, the fund uses the following valuation techniques: Equity securities, including exchange-traded or closed-end funds, are typically valued at the last sale price or official closing price on the exchange or principal market where the security trades. In the event there were no sales during the day or closing prices are not available, the securities are valued using the last available bid price. Investments by the fund in open-end mutual funds, including John Hancock Collateral Trust (JHCT), are valued at their respective NAVs each business day.
In certain instances, the Pricing Committee of the Advisor may determine to value equity securities using prices obtained from another exchange or market if trading on the exchange or market on which prices are typically obtained did not open for trading as scheduled, or if trading closed earlier than scheduled, and trading occurred as normal on another exchange or market.
Other portfolio securities and assets, for which reliable market quotations are not readily available, are valued at fair value as determined in good faith by the Pricing Committee following procedures established by the Advisor and adopted by the Board of Trustees. The frequency with which these fair valuation procedures are used cannot be predicted and fair value of securities may differ significantly from the value that would have been used had a ready market for such securities existed.
The fund uses a three tier hierarchy to prioritize the pricing assumptions, referred to as inputs, used in valuation techniques to measure fair value. Level 1 includes securities valued using quoted prices in active markets for identical securities, including registered investment companies. Level 2 includes securities valued using other significant observable inputs. Observable inputs may include quoted prices for similar securities, interest rates,
13	JOHN HANCOCK Small Cap Core Fund |

prepayment speeds and credit risk. Prices for securities valued using these inputs are received from independent pricing vendors and brokers and are based on an evaluation of the inputs described. Level 3 includes securities valued using significant unobservable inputs when market prices are not readily available or reliable, including the Advisor’s assumptions in determining the fair value of investments. Factors used in determining value may include market or issuer specific events or trends, changes in interest rates and credit quality. The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. Changes in valuation techniques and related inputs may result in transfers into or out of an assigned level within the disclosure hierarchy.
As of October 31, 2025, all investments are categorized as Level 1 under the hierarchy described above.
Real estate investment trusts. The fund may invest in real estate investment trusts (REITs). Distributions from REITs may be recorded as income and subsequently characterized by the REIT at the end of their fiscal year as a reduction of cost of investments and/or as a realized gain. As a result, the fund will estimate the components of distributions from these securities. Such estimates are revised when the actual components of the distributions are known.
Security transactions and related investment income. Investment security transactions are accounted for on a trade date plus one basis for daily NAV calculations. However, for financial reporting purposes, investment transactions are reported on trade date. Dividend income is recorded on ex-date, except for dividends of certain foreign securities where the dividend may not be known until after the ex-date. In those cases, dividend income, net of withholding taxes, is recorded when the fund becomes aware of the dividends. Non-cash dividends, if any, are recorded at the fair market value of the securities received. Gains and losses on securities sold are determined on the basis of identified cost and may include proceeds from litigation.
Overdraft. The fund may have the ability to borrow from banks for temporary or emergency purposes, including meeting redemption requests that otherwise might require the untimely sale of securities. Pursuant to the fund’s custodian agreement, the custodian may loan money to the fund to make properly authorized payments. The fund is obligated to repay the custodian for any overdraft, including any related costs or expenses. The custodian may have a lien, security interest or security entitlement in any fund property that is not otherwise segregated or pledged, to the extent of any overdraft, and to the maximum extent permitted by law.
Line of credit. The fund and other affiliated funds have entered into a syndicated line of credit agreement with Citibank, N.A. as the administrative agent that enables them to participate in a $1 billion unsecured committed line of credit, which is in effect through July 13, 2026 unless extended or renewed. Excluding commitments designated for certain funds and subject to the needs of all other affiliated funds, the fund can borrow up to an aggregate commitment amount of $750 million, subject to asset coverage and other limitations as specified in the agreement. A commitment fee payable at the end of each calendar quarter, based on the average daily unused portion of the line of credit, is charged to each participating fund based on an asset-based allocation and is reflected in Other expenses on the Statement of operations. For the year ended October 31, 2025, the fund had no borrowings under the line of credit. Commitment fees for the year ended October 31, 2025 were $12,169.
Expenses. Within the John Hancock group of funds complex, expenses that are directly attributable to an individual fund are allocated to such fund. Expenses that are not readily attributable to a specific fund are allocated among all funds in an equitable manner, taking into consideration, among other things, the nature and type of expense and the fund’s relative net assets. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.
Class allocations. Income, common expenses and realized and unrealized gains (losses) are determined at the fund level and allocated daily to each class of shares based on the net assets of the class. Class-specific expenses, such as distribution and service fees, if any, and transfer agent fees, for all classes, are charged daily at the class level based on the net assets of each class and the specific expense rates applicable to each class.
| JOHN HANCOCK Small Cap Core Fund	14

Federal income taxes. The fund intends to continue to qualify as a regulated investment company by complying with the applicable provisions of the Internal Revenue Code and will not be subject to federal income tax on taxable income that is distributed to shareholders. Therefore, no federal income tax provision is required.
For federal income tax purposes, as of October 31, 2025, the fund has a long-term capital loss carryforward of $9,055,947 available to offset future net realized capital gains. This carryforward does not expire. Availability of a certain amount of the loss carryforwards may be limited in a given year due to I.R.S. Regulations.
As of October 31, 2025, the fund had no uncertain tax positions that would require financial statement recognition, derecognition or disclosure. The fund’s federal tax returns are subject to examination by the Internal Revenue Service for a period of three years.
Distribution of income and gains. Distributions to shareholders from net investment income and net realized gains, if any, are recorded on the ex-date. The fund generally declares and pays dividends annually. Capital gain distributions, if any, are typically distributed annually.
The tax character of distributions for the years ended October 31, 2025 and 2024 was as follows:
	October 31, 2025	October 31, 2024
Ordinary income	$13,747,529	$16,302,606
Long-term capital gains	6,807,022	—
Total	$20,554,551	$16,302,606
Distributions paid by the fund with respect to each class of shares are calculated in the same manner, at the same time and in the same amount, except for the effect of class level expenses that may be applied differently to each class. As of October 31, 2025, the components of distributable earnings on a tax basis consisted of $970,758 of undistributed ordinary income and $81,239,950 of undistributed long-term capital gains.
Such distributions and distributable earnings, on a tax basis, if any, are determined in conformity with income tax regulations, which may differ from US GAAP. Distributions in excess of tax basis earnings and profits, if any, are reported in the fund’s financial statements as a return of capital.
Capital accounts within the financial statements are adjusted for permanent book-tax differences at fiscal year end. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences, if any, will reverse in a subsequent period. Book-tax differences are primarily attributable to treating a portion of the proceeds from redemptions as distributions for tax purposes and wash sale loss deferrals.
Note 3—Guarantees and indemnifications
Under the Trust’s organizational documents, its Officers and Trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust, including the fund. Additionally, in the normal course of business, the fund enters into contracts with service providers that contain general indemnification clauses. The fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the fund that have not yet occurred. The risk of material loss from such claims is considered remote.
Note 4—Fees and transactions with affiliates
John Hancock Investment Management LLC (the Advisor) serves as investment advisor for the fund. John Hancock Investment Management Distributors LLC (the Distributor), an affiliate of the Advisor, serves as principal underwriter of the fund. The Advisor and the Distributor are indirect, principally owned subsidiaries of John Hancock Life Insurance Company (U.S.A.), which in turn is a subsidiary of Manulife Financial Corporation.
Management fee. The fund has an investment management agreement with the Advisor under which the fund pays a daily management fee to the Advisor equivalent on an annual basis to the sum of: (a) 0.870% of the first $300 million of the fund’s average daily net assets, (b) 0.830% of the next $300 million of the fund’s average
15	JOHN HANCOCK Small Cap Core Fund |

daily net assets, (c) 0.815% of the next $300 million of the fund’s average daily net assets, and (d) 0.800% of the fund’s average daily net assets in excess of $900 million. The Advisor has a subadvisory agreement with Manulife Investment Management (US) LLC, an indirectly owned subsidiary of Manulife Financial Corporation and an affiliate of the Advisor. The fund is not responsible for payment of the subadvisory fees.
The Advisor has contractually agreed to waive a portion of its management fee and/or reimburse expenses for certain funds of the John Hancock group of funds complex, including the fund (the participating portfolios). This waiver is based upon aggregate net assets of all the participating portfolios. The amount of the reimbursement is calculated daily and allocated among all the participating portfolios in proportion to the daily net assets of each fund. During the year ended October 31, 2025, this waiver amounted to 0.01% of the fund’s average daily net assets. This agreement expires on July 31, 2027, unless renewed by mutual agreement of the fund and the Advisor based upon a determination that this is appropriate under the circumstances at that time.
For the year ended October 31, 2025, the expense reductions described above amounted to the following:
Class	Expense reduction
Class A	$34,993
Class I	52,853
Class R6	51,231
Class	Expense reduction
Class NAV	$63,122
Total	$202,199

Expenses waived or reimbursed in the current fiscal period are not subject to recapture in future fiscal periods.
The investment management fees, including the impact of the waivers and reimbursements as described above, incurred for the year ended October 31, 2025, were equivalent to a net annual effective rate of 0.81% of the fund’s average daily net assets.
Accounting and legal services. Pursuant to a service agreement, the fund reimburses the Advisor for all expenses associated with providing the administrative, financial, legal, compliance, accounting and recordkeeping services to the fund, including the preparation of all tax returns, periodic reports to shareholders and regulatory reports, among other services. These expenses are allocated to each share class based on its relative net assets at the time the expense was incurred. These accounting and legal services fees incurred, for the year ended October 31, 2025, amounted to an annual rate of 0.02% of the fund’s average daily net assets.
Distribution and service plans. The fund has a distribution agreement with the Distributor. The fund has adopted distribution and service plans for certain classes as detailed below pursuant to Rule 12b-1 under the 1940 Act, to pay the Distributor for services provided as the distributor of shares of the fund. The fund may pay up to the following contractual rates of distribution and service fees under these arrangements, expressed as an annual percentage of average daily net assets for each class of the fund’s shares:
Class	Rule 12b-1 Fee
Class A	0.25%
Sales charges. Class A shares are assessed up-front sales charges, which resulted in payments to the Distributor amounting to $167,796 for the year ended October 31, 2025. Of this amount, $28,975 was retained and used for printing prospectuses, advertising, sales literature and other purposes and $138,821 was paid as sales commissions to broker-dealers.
Class A shares may be subject to contingent deferred sales charges (CDSCs). Certain Class A shares purchased, including those that are acquired through purchases of $1 million or more, and redeemed within one year of purchase are subject to a 1.00% CDSC. CDSCs are applied to the lesser of the current market value at the time of redemption or the original purchase cost of the shares being redeemed. Proceeds from CDSCs are used to compensate the Distributor for providing distribution-related services in connection with the sale of these shares. During the year ended October 31, 2025, CDSCs received by the Distributor amounted to $4,959 for Class A shares.
| JOHN HANCOCK Small Cap Core Fund	16

Transfer agent fees. The John Hancock group of funds has a complex-wide transfer agent agreement with John Hancock Signature Services, Inc. (Signature Services), an affiliate of the Advisor. The transfer agent fees paid to Signature Services are determined based on the cost to Signature Services (Signature Services Cost) of providing recordkeeping services. It also includes out-of-pocket expenses, including payments made to third-parties for recordkeeping services provided to their clients who invest in one or more John Hancock funds. In addition, Signature Services Cost may be reduced by certain fees that Signature Services receives in connection with retirement and small accounts. Signature Services Cost is calculated monthly and allocated, as applicable, to three categories of share classes: Retail Share Classes of Non-Municipal Bond Funds, Retirement Share Classes and Retail Share Classes of Municipal Bond Funds. Within each of these categories, the applicable costs are allocated to the affected John Hancock affiliated funds and/or classes, based on the relative average daily net assets.
Class level expenses. Class level expenses for the year ended October 31, 2025 were as follows:
Class	Distribution and service fees	Transfer agent fees
Class A	$928,112	$415,435
Class I	—	627,697
Class R6	—	28,721
Total	$928,112	$1,071,853
Trustee expenses. The fund compensates each Trustee who is not an employee of the Advisor or its affiliates. The costs of paying Trustee compensation and expenses are allocated to the fund based on its net assets relative to other funds within the John Hancock group of funds complex.
Note 5—Fund share transactions
Transactions in fund shares for the years ended October 31, 2025 and 2024 were as follows:
	Year Ended 10-31-25		Year Ended 10-31-24
	Shares	Amount	Shares	Amount
Class A shares
Sold	2,643,617	$43,002,077	3,410,704	$53,545,493
Issued in reorganization (Note 9)	2,658,765	38,942,675	—	—
Distributions reinvested	187,690	3,203,862	156,868	2,425,186
Repurchased	(5,396,570)	(87,356,134)	(4,008,778)	(62,691,466)
Net increase (decrease)	93,502	$(2,207,520)	(441,206)	$(6,720,787)
Class I shares
Sold	10,337,064	$170,513,282	15,084,045	$237,644,002
Issued in reorganization (Note 9)	487,261	7,215,940	—	—
Distributions reinvested	312,175	5,385,024	290,151	4,523,450
Repurchased	(24,559,682)	(399,546,494)	(17,943,388)	(278,601,092)
Net decrease	(13,423,182)	$(216,432,248)	(2,569,192)	$(36,433,640)
17	JOHN HANCOCK Small Cap Core Fund |

	Year Ended 10-31-25		Year Ended 10-31-24
	Shares	Amount	Shares	Amount
Class R6 shares
Sold	18,818,869	$303,113,177	8,792,912	$138,153,909
Issued in reorganization (Note 9)	2,051,756	30,536,688	—	—
Distributions reinvested	271,846	4,711,099	227,036	3,555,383
Repurchased	(13,622,810)	(223,452,935)	(6,951,646)	(110,622,336)
Net increase	7,519,661	$114,908,029	2,068,302	$31,086,956
Class NAV shares
Sold	7,825,606	$131,587,653	726,429	$11,253,816
Issued in reorganization (Note 9)	8,452,933	125,753,448	—	—
Distributions reinvested	359,828	6,232,226	343,354	5,373,484
Repurchased	(9,856,709)	(159,540,511)	(4,032,695)	(66,032,488)
Net increase (decrease)	6,781,658	$104,032,816	(2,962,912)	$(49,405,188)
Total net increase (decrease)	971,639	$301,077	(3,905,008)	$(61,472,659)
Affiliates of the fund owned 100% of shares of Class NAV on October 31, 2025. Such concentration of shareholders’ capital could have a material effect on the fund if such shareholders redeem from the fund.
Note 6—Purchase and sale of securities
Purchases and sales of securities, other than short-term investments and reorganization activity, amounted to $1,335,199,188 and $1,525,711,877, respectively, for the year ended October 31, 2025.
Note 7—Investment by affiliated funds
Certain investors in the fund are affiliated funds that are managed by the Advisor and its affiliates. The affiliated funds do not invest in the fund for the purpose of exercising management or control; however, this investment may represent a significant portion of the fund’s net assets. At October 31, 2025, funds within the John Hancock group of funds complex held 33.7% of the fund’s net assets. The following fund(s) had an affiliate ownership of 5% or more of the fund’s net assets:
Fund	Affiliated Concentration
JHF II Multimanager Lifestyle Growth Portfolio	14.0%
JHF II Multimanager Lifestyle Balanced Portfolio	8.0%
JHF II Multimanager Lifestyle Aggressive Portfolio	6.8%
Note 8—Investment in affiliated underlying funds
The fund may invest in affiliated underlying funds that are managed by the Advisor and its affiliates. Information regarding the fund’s fiscal year to date purchases and sales of the affiliated underlying funds as well as income and capital gains earned by the fund, if any, is as follows:
| JOHN HANCOCK Small Cap Core Fund	18

							Dividends and distributions
Affiliate	Ending share amount	Beginning value	Cost of purchases	Proceeds from shares sold	Realized gain (loss)	Change in unrealized appreciation (depreciation)	Income distributions received	Capital gain distributions received	Ending value
John Hancock Collateral Trust	2,552,058	$67,574,977	$968,528,899	$(1,010,571,293)	$9,014	$(11,324)	$1,701,136	—	$25,530,273
Note 9—Reorganization
On April 3, 2025, the shareholders of John Hancock Funds II Small Cap Value Fund (the Acquired Fund) voted to approve an Agreement and Plan of Reorganization (the Agreement) pursuant to which the Acquired Fund transferred all of its assets to the fund (the Acquiring Fund) in exchange for corresponding shares of the Acquiring Fund. The effective time of the reorganization occurred immediately after the close of regularly scheduled trading on the New York Stock Exchange (NYSE) on April 25, 2025.
The Agreement provided for (a) the acquisition of all the assets, subject to all of the liabilities, of the Acquired Fund in exchange for shares of the Acquiring Fund with a value equal to the net assets transferred; (b) the liquidation of the Acquired Fund; and (c) the distribution to the Acquired Fund’s shareholders of such Acquiring Fund’s shares. The reorganization was intended to consolidate the Acquired Fund with a fund with similar objectives and achieve economies of scale. As a result of the reorganization, the Acquiring Fund is the legal and accounting survivor.
The reorganization qualified as a tax-free reorganization for federal income tax purposes with no gain or loss recognized by the Acquired Fund or its shareholders. Thus, the investments were transferred to the Acquiring Fund at the Acquired Fund’s identified cost. All distributable amounts of net income and realized gains from the Acquired Fund were distributed prior to the reorganization. In addition, the Acquired Fund and Acquiring Fund bore a pro-rata portion of the costs that were incurred in connection with the reorganization. The following outlines the reorganization:
Acquiring Fund	Acquired Fund	Net Asset Value of the Acquired Fund	Appreciation of the Acquired Fund’s Investments	Shares Redeemed by the Acquired Fund	Shares Issued by the Acquiring Fund	Acquiring Fund Net Assets Prior to Combination	Acquiring Fund Total Net Assets After Combination
Small Cap Core Fund	Small Cap Value Fund	$202,448,751	$8,397,417	20,913,729	13,650,715	$1,993,284,336	$2,195,733,087
Because the combined fund has been managed as a single integrated fund since the reorganization was completed, it is not practicable to separate the amounts of net investment income and gains attributable to the Acquired Fund that have been included in the Acquiring Fund’s Statement of operations at October 31, 2025. See Note 5 for capital shares issued in connection with the above referenced reorganization.
Assuming the acquisition had been completed on November 1, 2024, the beginning of the reporting period, the Acquiring Fund’s pro forma results of operations for the year ended October 31, 2025 are as follows:
Net investment income	$4,609,741
Net realized and unrealized loss	(75,167,386)
Decrease in net assets from operations	($70,557,645)
19	JOHN HANCOCK Small Cap Core Fund |

Note 10—Segment reporting
The management committee of the Advisor acts as the fund’s chief operating decision maker (the CODM), assessing performance and making decisions about resource allocation. The fund represents a single operating segment, as the CODM monitors and assesses the operating results of the fund as a whole, and the fund’s long-term strategic asset allocation is managed in accordance with the terms of its prospectus, based on a defined investment strategy which is executed by the portfolio management team of the fund’s subadvisor. Segment assets are reflected in the Statement of assets and liabilities as “Total assets”, which consists primarily of total investments at value. The financial information, including the measurement of profit and loss and significant expenses, provided to and reviewed by the CODM is consistent with that presented within the Statement of operations, which includes “Increase (decrease) in net assets from operations”, Statements of changes in net assets, which includes “Increase (decrease) in net assets from fund share transactions”, and Financial highlights, which includes total return and income and expense ratios.
| JOHN HANCOCK Small Cap Core Fund	20

Report of Independent Registered Public Accounting Firm

To the Board of Trustees of John Hancock Investment Trust and Shareholders of John Hancock Small Cap Core Fund
Opinion on the Financial Statements
We have audited the accompanying statement of assets and liabilities, including the fund’s investments, of John Hancock Small Cap Core Fund (one of the funds constituting John Hancock Investment Trust, referred to hereafter as the “Fund”) as of October 31, 2025, the related statement of operations for the year ended October 31, 2025, the statements of changes in net assets for each of the two years in the period ended October 31, 2025, including the related notes, and the financial highlights for each of the five years in the period ended October 31, 2025 (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund as of October 31, 2025 the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period ended October 31, 2025 and the financial highlights for each of the five years in the period ended October 31, 2025 in conformity with accounting principles generally accepted in the United States of America.
Basis for Opinion
These financial statements are the responsibility of the Fund’s management. Our responsibility is to express an opinion on the Fund’s financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of October 31, 2025 by correspondence with the custodian, transfer agent and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.
/s/ PricewaterhouseCoopers LLP
Boston, Massachusetts
December 11, 2025
We have served as the auditor of one or more investment companies in the John Hancock group of funds since 1988.
21	JOHN HANCOCK SMALL CAP CORE FUND |

Tax information
(Unaudited)
For federal income tax purposes, the following information is furnished with respect to the distributions of the fund, if any, paid during its taxable year ended October 31, 2025.
The fund reports the maximum amount allowable of its net taxable income as eligible for the corporate dividends-received deduction.
The fund reports the maximum amount allowable of its net taxable income as qualified dividend income as provided in the Jobs and Growth Tax Relief Reconciliation Act of 2003.
The fund reports the maximum amount allowable as Section 163(j) Interest Dividends.
The fund paid $21,991,911 in long-term capital gain dividends.
The fund reports the maximum amount allowable of its Section 199A dividends as defined in Proposed Treasury Regulation §1.199A-3(d).
Eligible shareholders will be mailed a 2025 Form 1099-DIV in early 2026. This will reflect the tax character of all distributions paid in calendar year 2025.
Please consult a tax advisor regarding the tax consequences of your investment in the fund.
| JOHN HANCOCK SMALL CAP CORE FUND	22

EVALUATION OF ADVISORY AND SUBADVISORY AGREEMENTS BY THE BOARD OF TRUSTEES

This section describes the evaluation by the Board of Trustees (the Board) of John Hancock Investment Trust (the Trust) of the Advisory Agreement (the Advisory Agreement) with John Hancock Investment Management LLC (the Advisor) and the Subadvisory Agreement (the Subadvisory Agreement) with  Manulife Investment Management (US) LLC (the Subadvisor) for John Hancock Small Cap Core Fund (the fund). The Advisory Agreement and Subadvisory Agreement are collectively referred to as the Agreements. Prior to the June 23-26, 2025 meeting at which the Agreements were approved, the Board also discussed and considered information regarding the proposed continuation of the Agreements at a meeting held on May 27-May 29, 2025. The Trustees who are not “interested persons” of the Trust as defined by the Investment Company Act of 1940, as amended (the 1940 Act) (the Independent Trustees) also met separately to evaluate and discuss the information presented, including with counsel to the Independent Trustees and a third-party consulting firm.
Approval of Advisory and Subadvisory Agreements
At a meeting held on June 23-26, 2025, the Board, including the Trustees who are not parties to any Agreement or considered to be interested persons of the Trust under the 1940 Act, reapproved for an annual period the continuation of the Advisory Agreement between the Trust and the Advisor and the Subadvisory Agreement between the Advisor and the Subadvisor with respect to the fund.
In considering the Advisory Agreement and the Subadvisory Agreement, the Board received in advance of the meetings a variety of materials relating to the fund, the Advisor and the Subadvisor, including comparative performance, fee and expense information for a peer group of similar funds prepared by an independent third-party provider of fund data, performance information for an applicable benchmark index; and, with respect to the Subadvisor, comparative performance information for comparably managed accounts, as applicable, and other information provided by the Advisor and the Subadvisor regarding the nature, extent and quality of services provided by the Advisor and the Subadvisor under their respective Agreements, as well as information regarding the Advisor’s revenues and costs of providing services to the fund and any compensation paid to affiliates of the Advisor. At the meetings at which the renewal of the Advisory Agreement and Subadvisory Agreement are considered, particular focus is given to information concerning fund performance, comparability of fees and total expenses, and profitability. However, the Board noted that the evaluation process with respect to the Advisor and the Subadvisor is an ongoing one. In this regard, the Board also took into account discussions with management and information provided to the Board (including its various committees) at prior meetings with respect to the services provided by the Advisor and the Subadvisor to the fund, including quarterly performance reports prepared by management containing reviews of investment results and prior presentations from the Subadvisor with respect to the fund. The information received and considered by the Board in connection with the May and June meetings and throughout the year was both written and oral. The Board noted the affiliation of the Subadvisor with the Advisor, noting any potential conflicts of interest. The Board also considered the nature, quality, and extent of non-advisory services, if any, to be provided to the fund by the Advisor’s affiliates, including distribution services. The Board considered the Advisory Agreement and the Subadvisory Agreement separately in the course of its review. In doing so, the Board noted the respective roles of the Advisor and Subadvisor in providing services to the fund.
Throughout the process, the Board asked questions of and requested additional information from management. The Board is assisted by counsel for the Trust and the Independent Trustees are also separately assisted by independent legal counsel throughout the process. The Independent Trustees also received a memorandum from their independent legal counsel discussing the legal standards for their consideration of the proposed continuation of the Agreements and discussed the proposed continuation of the Agreements in private sessions with their independent legal counsel at which no representatives of management were present.
23	JOHN HANCOCK SMALL CAP CORE FUND |

Approval of Advisory Agreement
In approving the Advisory Agreement with respect to the fund, the Board, including the Independent Trustees, considered a variety of factors, including those discussed below. The Board also considered other factors (including conditions and trends prevailing generally in the economy, the securities markets, and the industry) and did not treat any single factor as determinative, and each Trustee may have attributed different weights to different factors. The Board’s conclusions may be based in part on its consideration of the advisory and subadvisory arrangements in prior years and on the Board’s ongoing regular review of fund performance and operations throughout the year.
Nature, extent, and quality of services. Among the information received by the Board from the Advisor relating to the nature, extent, and quality of services provided to the fund, the Board reviewed information provided by the Advisor relating to its operations and personnel, descriptions of its organizational and management structure, and information regarding the Advisor’s compliance and regulatory history, including its Form ADV. The Board also noted that on a regular basis it receives and reviews information from the Trust’s Chief Compliance Officer (CCO) regarding the fund’s compliance policies and procedures established pursuant to Rule 38a-1 under the 1940 Act. The Board observed that the scope of services provided by the Advisor, and of the undertakings required of the Advisor in connection with those services, including maintaining and monitoring its own and the fund’s compliance programs, risk management programs, liquidity risk management programs, derivatives risk management programs, and cybersecurity programs, had expanded over time as a result of regulatory, market and other developments. The Board considered that the Advisor is responsible for the management of the day-to-day operations of the fund, including, but not limited to, general supervision of and coordination of the services provided by the Subadvisor, and is also responsible for monitoring and reviewing the activities of the Subadvisor and third-party service providers. The Board also considered the significant risks assumed by the Advisor in connection with the services provided to the fund including entrepreneurial risk in sponsoring new funds and ongoing risks including investment, operational, enterprise, litigation, regulatory and compliance risks with respect to all funds.
In considering the nature, extent, and quality of the services provided by the Advisor, the Trustees also took into account their knowledge of the Advisor’s management and the quality of the performance of the Advisor’s duties, through Board meetings, discussions and reports during the preceding year and through each Trustee’s experience as a Trustee of the Trust and of the other trusts in the John Hancock group of funds complex (the John Hancock Fund Complex).
In the course of their deliberations regarding the Advisory Agreement, the Board considered, among other things:
(a)	the skills and competency with which the Advisor has in the past managed the Trust’s affairs and its subadvisory relationship, the Advisor’s oversight and monitoring of the Subadvisor’s investment performance and compliance programs, such as the Subadvisor’s compliance with fund policies and objectives, review of brokerage matters, including with respect to trade allocation and best execution and the Advisor’s timeliness in responding to performance issues;
(b)	the background, qualifications and skills of the Advisor’s personnel;
(c)	the Advisor’s compliance policies and procedures and its responsiveness to regulatory changes and fund industry developments;
(d)	the Advisor’s administrative capabilities, including its ability to supervise the other service providers for the fund, as well as the Advisor’s oversight of any securities lending activity, its monitoring of class action litigation and collection of class action settlements on behalf of the fund, and bringing loss recovery actions on behalf of the fund;
(e)	the financial condition of the Advisor and whether it has the financial wherewithal to provide a high level and quality of services to the fund;
| JOHN HANCOCK SMALL CAP CORE FUND	24

(f)	the Advisor’s initiatives intended to improve various aspects of the Trust’s operations and investor experience with the fund; and
(g)	the Advisor’s reputation and experience in serving as an investment advisor to the Trust and the benefit to shareholders of investing in funds that are part of a family of funds offering a variety of investments.
The Board concluded that the Advisor may reasonably be expected to continue to provide a high quality of services under the Advisory Agreement with respect to the fund.
Investment performance. In considering the fund’s performance, the Board noted that it reviews at its regularly scheduled meetings information about the fund’s performance results. In connection with the consideration of the Advisory Agreement, the Board:
(a)	reviewed information prepared by management regarding the fund’s performance;
(b)	considered the comparative performance of an applicable benchmark index;
(c)	considered the performance of comparable funds, if any, as included in the report prepared by an independent third-party provider of fund data; and
(d)	took into account the Advisor’s analysis of the fund’s performance and its plans and recommendations regarding the Trust’s subadvisory arrangements generally.
The Board noted that while it found the data provided by the independent third-party generally useful it recognized its limitations, including in particular that the data may vary depending on the end date selected and the results of the performance comparisons may vary depending on the selection of the peer group. The Board noted that the fund outperformed its benchmark index for the three-, five-, and ten-year periods and underperformed for the one-year period ended December 31, 2024. The Board also noted that the fund outperformed the peer group median for the five- and ten-year periods and underperformed for the one- and three-year periods ended December 31, 2024. The Board took into account management’s discussion of the fund’s performance, including the favorable performance relative to its benchmark index for the three-, five-, and ten-year periods and peer group median for the five- and ten-year periods. The Board concluded that the fund’s performance has generally been in line with or outperformed the historical performance of comparable funds and the fund’s benchmark index over the longer term.
Fees and expenses. The Board reviewed comparative information prepared by an independent third-party provider of fund data, including, among other data, the fund’s contractual and net management fees (and subadvisory fees, to the extent available) and total expenses as compared to similarly situated investment companies deemed to be comparable to the fund in light of the nature, extent and quality of the management and advisory and subadvisory services provided by the Advisor and the Subadvisor. The Board considered the fund’s ranking within a smaller group of peer funds chosen by the independent third-party provider, as well as the fund’s ranking within a broader group of funds. In comparing the fund’s contractual and net management fees to those of comparable funds, the Board noted that such fees include both advisory and administrative costs. The Board noted that net management fees and net total expenses for the fund are higher than the peer group median.
The Board took into account management’s discussion of the fund’s expenses. The Board also took into account management’s discussion with respect to the overall management fee and the fees of the Subadvisor, including the amount of the advisory fee retained by the Advisor after payment of the subadvisory fee, in each case in light of the services rendered for those amounts and the risks undertaken by the Advisor. The Board also noted that the Advisor pays the subadvisory fee. In addition, the Board took into account that management had agreed to implement an overall fee waiver across the complex, including the fund, which is discussed further below. The Board also noted actions taken over the past several years to reduce the fund’s operating expenses. The Board also noted that, in addition, the Advisor is currently waiving fees and/or reimbursing expenses with respect to the fund and that the fund has breakpoints in its contractual management fee schedule that reduces management fees as
25	JOHN HANCOCK SMALL CAP CORE FUND |

assets increase. The Board noted that the fund has a voluntary fee waiver and/or expense reimbursement, which reduce certain expenses of the fund. The Board reviewed information provided by the Advisor concerning the investment advisory fee charged by the Advisor or one of its advisory affiliates to other clients (including other funds in the John Hancock Fund Complex) having similar investment mandates, if any. The Board considered any differences between the Advisor’s and Subadvisor’s services to the fund and the services they provide to other comparable clients or funds. The Board concluded that the advisory fee paid with respect to the fund is reasonable in light of the nature, extent and quality of the services provided to the fund under the Advisory Agreement.
Profitability/Fall out benefits. In considering the costs of the services to be provided and the profits to be realized by the Advisor and its affiliates (including the Subadvisor) from the Advisor’s relationship with the Trust, the Board:
(a)	reviewed financial information of the Advisor;
(b)	reviewed and considered information presented by the Advisor regarding the net profitability to the Advisor and its affiliates with respect to the fund;
(c)	received and reviewed profitability information with respect to the John Hancock Fund Complex as a whole and with respect to the fund;
(d)	received information with respect to the Advisor’s allocation methodologies used in preparing the profitability data and considered that the Advisor hired an independent third-party consultant to provide an analysis of the Advisor’s allocation methodologies;
(e)	considered that the John Hancock insurance companies that are affiliates of the Advisor, as shareholders of the Trust directly or through their separate accounts, receive certain tax credits or deductions relating to foreign taxes paid and dividends received by certain funds of the Trust and noted that these tax benefits, which are not available to participants in qualified retirement plans under applicable income tax law, are reflected in the profitability information reviewed by the Board;
(f)	considered that the Advisor also provides administrative services to the fund on a cost basis pursuant to an administrative services agreement;
(g)	noted that affiliates of the Advisor provide transfer agency services and distribution services to the fund, and that the fund’s distributor also receives Rule 12b-1 payments to support distribution of the fund;
(h)	noted that the fund’s Subadvisor is an affiliate of the Advisor;
(i)	noted that the Advisor also derives reputational and other indirect benefits from providing advisory services to the fund;
(j)	noted that the subadvisory fee for the fund is paid by the Advisor;
(k)	considered the Advisor’s ongoing costs and expenditures necessary to improve services, meet new regulatory and compliance requirements, and adapt to other challenges impacting the fund industry; and
(l)	considered that the Advisor should be entitled to earn a reasonable level of profits in exchange for the level of services it provides to the fund and the risks that it assumes as Advisor, including entrepreneurial, operational, reputational, litigation and regulatory risk.
Based upon its review, the Board concluded that the level of profitability, if any, of the Advisor and its affiliates (including the Subadvisor) from their relationship with the fund was reasonable and not excessive.
Economies of scale. In considering the extent to which economies of scale would be realized as the fund grows and whether fee levels reflect these economies of scale for the benefit of fund shareholders, the Board:
| JOHN HANCOCK SMALL CAP CORE FUND	26

(a)	considered that the Advisor has contractually agreed to waive a portion of its management fee for certain funds of the John Hancock Fund Complex, including the fund (the participating portfolios) or otherwise reimburse the expenses of the participating portfolios (the reimbursement). This waiver is based upon aggregate net assets of all the participating portfolios. The amount of the reimbursement is calculated daily and allocated among all the participating portfolios in proportion to the daily net assets of each fund;
(b)	reviewed the fund’s advisory fee structure and concluded that: (i) the fund’s fee structure contains breakpoints at the subadvisory fee level and that such breakpoints are reflected as breakpoints in the advisory fees for the fund; and (ii) although economies of scale cannot be measured with precision, these arrangements permit shareholders of the fund to benefit from economies of scale if the fund grows. The Board also took into account management’s discussion of the fund’s advisory fee structure; and
(c)	the Board also considered the effect of the fund’s growth in size on its performance and fees. The Board also noted that if the fund’s assets increase over time, the fund may realize other economies of scale.
Approval of Subadvisory Agreement
In making its determination with respect to approval of the Subadvisory Agreement, the Board reviewed:
(1)	information relating to the Subadvisor’s business, including current subadvisory services to the Trust (and other funds in the John Hancock Fund Complex);
(2)	the historical and current performance of the fund and comparative performance information relating to an applicable benchmark index and comparable funds; and
(3)	the subadvisory fee for the fund, including any breakpoints, and to the extent available, comparable fee information prepared by an independent third-party provider of fund data.
Nature, extent, and quality of services. With respect to the services provided by the Subadvisor, the Board received information provided to the Board by the Subadvisor, including the Subadvisor’s Form ADV, as well as took into account information presented throughout the past year. The Board considered the Subadvisor’s current level of staffing and its overall resources, as well as received information relating to the Subadvisor’s compensation program. The Board reviewed the Subadvisor’s history and investment experience, as well as information regarding the qualifications, background, and responsibilities of the Subadvisor’s investment and compliance personnel who provide services to the fund. The Board also considered, among other things, the Subadvisor’s compliance program and any disciplinary history. The Board also considered the Subadvisor’s risk assessment and monitoring process. The Board reviewed the Subadvisor’s regulatory history, including whether it was involved in any regulatory actions or investigations as well as material litigation, and any settlements and amelioratory actions undertaken, as appropriate. The Board noted that the Advisor conducts regular, periodic reviews of the Subadvisor and its operations, including regarding investment processes and organizational and staffing matters. The Board also noted that the Trust’s CCO and his staff conduct regular, periodic compliance reviews with the Subadvisor and present reports to the Independent Trustees regarding the same, which includes evaluating the regulatory compliance systems of the Subadvisor and procedures reasonably designed to assure compliance with the federal securities laws. The Board also took into account the financial condition of the Subadvisor.
The Board considered the Subadvisor’s investment process and philosophy. The Board took into account that the Subadvisor’s responsibilities include the development and maintenance of an investment program for the fund that is consistent with the fund’s investment objective, the selection of investment securities and the placement of orders for the purchase and sale of such securities, as well as the implementation of compliance controls related to performance of these services. The Board also received information with respect to the Subadvisor’s brokerage policies and practices, including with respect to best execution and soft dollars.
27	JOHN HANCOCK SMALL CAP CORE FUND |

Subadvisor compensation. In considering the cost of services to be provided by the Subadvisor and the profitability to the Subadvisor of its relationship with the fund, the Board noted that the fees under the Subadvisory Agreement are paid by the Advisor and not the fund. The Board also received information and took into account any other potential conflicts of interest the Advisor might have in connection with the Subadvisory Agreement.
In addition, the Board considered other potential indirect benefits that the Subadvisor and its affiliates may receive from the Subadvisor’s relationship with the fund, such as the opportunity to provide advisory services to additional funds in the John Hancock Fund Complex and reputational benefits.
Subadvisory fees. The Board considered that the fund pays an advisory fee to the Advisor and that, in turn, the Advisor pays a subadvisory fee to the Subadvisor. As noted above, the Board also considered the fund’s subadvisory fees as compared to similarly situated investment companies deemed to be comparable to the fund as included in the report prepared by the independent third party provider of fund data, to the extent available. The Board noted that the limited size of the Lipper peer group was not sufficient for comparative purposes. The Board also took into account the subadvisory fees paid by the Advisor to the Subadvisor with respect to the fund and compared them to fees charged by the Subadvisor to manage other subadvised portfolios and portfolios not subject to regulation under the 1940 Act, as applicable.
Subadvisor performance. As noted above, the Board considered the fund’s performance as compared to the fund’s peer group and the benchmark index and noted that the Board reviews information about the fund’s performance results at its regularly scheduled meetings. The Board noted the Advisor’s expertise and resources in monitoring the performance, investment style and risk-adjusted performance of the Subadvisor. The Board was mindful of the Advisor’s focus on the Subadvisor’s performance. The Board also noted the Subadvisor’s long-term performance record for similar accounts, as applicable.
The Board’s decision to approve the Subadvisory Agreement was based on a number of determinations, including the following:
(1)	the Subadvisor has extensive experience and demonstrated skills as a manager;
(2)	the performance of the fund has generally been in line with or outperformed the historical performance of comparable funds and the fund’s benchmark index over the longer term;
(3)	the subadvisory fee is reasonable in relation to the level and quality of services being provided under the Subadvisory Agreement; and
(4)	noted that the subadvisory fees are paid by the Advisor not the fund and that the subadvisory fee breakpoints are reflected as breakpoints in the advisory fees for the fund in order to permit shareholders to benefit from economies of scale if the fund grows.
***
Based on the Board’s evaluation of all factors that the Board deemed to be material, including those factors described above, the Board, including the Independent Trustees, concluded that renewal of the Advisory Agreement and the Subadvisory Agreement would be in the best interest of the fund and its shareholders. Accordingly, the Board, and the Independent Trustees voting separately, approved the Advisory Agreement and Subadvisory Agreement for an additional one-year period.
| JOHN HANCOCK SMALL CAP CORE FUND	28

John Hancock Investment Management Distributors LLC, Member FINRA, SIPC
200 Berkeley Street, Boston, MA 02116-5010, 800-225-5291, jhinvestments.com
Manulife, Manulife Investments, Stylized M Design, and Manulife Investments & Stylized M Design are trademarks of The Manufacturers Life Insurance Company and John Hancock and the Stylized John Hancock Design are trademarks of John Hancock Life Insurance Company (U.S.A.). Each are used by it and by its affiliates under license.
NOT FDIC INSURED. MAY LOSE VALUE. NO BANK GUARANTEE. NOT INSURED BY ANY GOVERNMENT AGENCY.
This report is for the information of the shareholders of John Hancock Small Cap Core Fund. It is not authorized for distribution to prospective investors unless preceded or accompanied by a prospectus.
MF4947077	445A 10/25
12/25

ITEM 8. CHANGES IN AND DISAGREEMENTS WITH ACCOUNTANTS FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 9. PROXY DISCLOSURE FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES.

Information included in Item 7, if applicable.

ITEM 10. REMUNERATION PAID TO DIRECTORS, OFFICERS, AND OTHERS OF OPEN-END MANAGEMENT INVESTMENT COMPANIES.

Refer to information included in Item 7.

ITEM 11. STATEMENT REGARDING BASIS FOR APPROVAL OF INVESTMENT ADVISORY CONTRACT.

Information included in Item 7, if applicable.

ITEM 12. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 13. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 14. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.

ITEM 15. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

No material changes.

ITEM 16. CONTROLS AND PROCEDURES.

(a) Based upon their evaluation of the registrant's disclosure controls and procedures as conducted within 90 days of the filing date of this Form N-CSR, the registrant's principal executive officer and principal financial officer have concluded that those disclosure controls and procedures provide reasonable assurance that the material information required to be disclosed by the registrant on this report is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms.

(b) There were no changes in the registrant's internal control over financial reporting that occurred during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 17. DISCLOSURE OF SECURITIES LENDING ACTIVITIES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 18. RECOVERY OF ERRONEOUSLY AWARDED COMPENSATION.

Not applicable.

ITEM 19. EXHIBITS.

(a)(1) Code of Ethics for Covered Officers is attached.

(a)(2) Not applicable.

(a)(3) Separate certifications for the registrant's principal executive officer and principal financial officer, as required by Section 302 of the Sarbanes-Oxley Act of 2002 and Rule 30a-2(a) under the Investment Company Act of 1940, are attached.

(b) Separate certifications for the registrant's principal executive officer and principal financial officer, as required by 18 U.S.C. Section 1350, as adopted pursuant to Section 906 of the Sarbanes-Oxley Act of 2002, and Rule 30a-2(b) under the Investment Company Act of 1940, are attached. The certifications furnished pursuant to this paragraph are not deemed to be "filed" for purposes of Section 18 of the Securities Exchange Act of 1934, or otherwise subject to the liability of that section. Such certifications are not deemed to be incorporated by reference into any filing under the Securities Act of 1933 or the Securities Exchange Act of 1934, except to the extent that the Registrant specifically incorporates them by reference.

                                                                        SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

John Hancock Investment Trust

By:	/s/ Kristie M. Feinberg
------------------------------
Kristie M. Feinberg
President,
Principal Executive Officer
Date:	December 11, 2025

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Kristie M. Feinberg
------------------------------
Kristie M. Feinberg
President,
Principal Executive Officer
Date:	December 11, 2025
By:	/s/ Fernando A. Silva
---------------------------
Fernando A. Silva
Chief Financial Officer,
Principal Financial Officer
Date:	December 11, 2025